     As filed with the Securities and Exchange Commission on May 19, 2006
                                            1933 Act Registration No. 002-85905
                                            1940 Act Registration No. 811-03826

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
   Pre-Effective Amendment No. ___
   Post-Effective Amendment No. 47                                 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
   Amendment No. 47                                                [X]



                       (Check appropriate box or boxes.)

                               AIM SECTOR FUNDS
              (Exact Name of Registrant as Specified in Charter)

                11 Greenway Plaza, Suite 100, Houston, TX 77046
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (713) 626-1919

                               Robert H. Graham
                11 Greenway Plaza, Suite 100 Houston, TX 77046
                    (Name and Address of Agent for Service)

                                   Copy to:



Teresa A. Oxford, Esq.                   Martha J. Hays, Esq.
A I M Advisors, Inc.                     Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100             1735 Market Street, 51/st/ Floor
Houston, TX 77046                        Philadelphia, PA 19103-7599



Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration
                                              Statement



It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b)

[_] on (date) pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[X] on July 31, 2006 pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] on (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                AIM Energy Fund

                                                                     PROSPECTUS

                                                                  July 31, 2006

AIM Energy Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Investor Class, Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares--Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                                AIM ENERGY FUND


TABLE OF CONTENTS

--------------------------------------------------------------------------------




RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          3

FEE TABLE AND EXPENSE EXAMPLE                                              4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  4

Expense Example                                                            4

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            5
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT GOAL, STRATEGIES AND RISKS                                      6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Goal and Strategies                                                        6

Risks                                                                      6

DISCLOSURE OF PORTFOLIO HOLDINGS                                           7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                8

Advisor Compensation                                                       8

Portfolio Manager(s)                                                       8

OTHER INFORMATION                                                          9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Sales Charges                                                              9

Dividends and Distributions                                                9

FINANCIAL HIGHLIGHTS                                                      10
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Choosing a Share Class                                                   A-1

Excessive Short-Term Trading Activity Disclosures                        A-5

Purchasing Shares                                                        A-7

Redeeming Shares                                                         A-9

Exchanging Shares                                                       A-11

Pricing of Shares                                                       A-14

Taxes                                                                   A-16

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc.
AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                AIM ENERGY FUND


RISK/RETURN SUMMARY

--------------------------------------------------------------------------------


INVESTMENT GOAL...........................      The fund's investment goal is
                                                to provide capital growth.

PRIMARY INVESTMENT STRATEGIES.............      The fund normally invests at
                                                least 80% of its total assets
                                                in equity securities of
                                                companies in energy-related
                                                industries. Companies in these
                                                industries include oil and gas
                                                exploration companies, natural
                                                gas pipeline companies,
                                                refinery companies, energy
                                                conservation companies, coal,
                                                alternative energy companies
                                                and innovative energy
                                                technology companies.

                                                In selecting securities, the
                                                portfolio manager uses a
                                                research-oriented "bottom-up"
                                                investment approach, focusing
                                                on company fundamentals and
                                                growth prospects. In general,
                                                the fund emphasizes companies
                                                that the advisor believes have
                                                stable and consistent earnings
                                                power, defensible market
                                                positions and a blend of mix
                                                earnings growth and dividend
                                                yield.

                                                Please see "Investment Goal,
                                                Strategies and Risks" for
                                                additional information
                                                regarding the fund's investment
                                                strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:




 Market Risk                            Equity Securities Risk

 Sector Fund Risk                       Energy Industry Risk

 Foreign Securities Risk                Derivatives Risk

 Concentration Risk                     [Active Trading Risk]

 Leverage Risk

 Management Risk



                                                Please see "Investment Goal,
                                                Strategies and Risks" for a
                                                description of these risks and
                                                other risks of investing in the
                                                fund.

                                                There is a risk that you could
                                                lose all or a portion of your
                                                investment in the fund and that
                                                the income you may receive from
                                                your investment may vary. The
                                                value of your investment in the
                                                fund will rise and fall with
                                                the prices of the securities in
                                                which the fund invests. An
                                                investment in the fund is not a
                                                deposit in a bank and is not
                                                insured or guaranteed by the
                                                Federal Deposit Insurance
                                                Corporation or any other
                                                governmental agency.

                                AIM ENERGY FUND


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Investor Class shares from year to year. The bar chart does not reflect sales loads. Investor Class shares are not subject to front-end or back-end sales loads.

                                    [CHART]


12/31/96    12/31/97    12/31/98   12/31/99    12/31/00    12/31/01   12/31/02    12/31/03    12/31/04   12/31/05
--------    --------    --------   --------    --------    --------   --------    --------    --------   --------
 38.84%      19.09%     -27.83%     41.88%      58.17%     -16.81%     -4.32%      22.56%      36.62%


  The Investor Class shares' year-to-date total return as of June 30, 2006 was %.

  During the period shown in the bar chart, the highest quarterly return was
    % (quarter-ended       ) and the lowest quarterly return was     %
(quarter-ended       ).

                                AIM ENERGY FUND



PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS/1 /
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


(for the periods ended December 31, 2005)                                SINCE     INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS INCEPTION/2/   DATE
--------------------------------------------------------------------------------------------
Investor Class                                                                     01/19/84
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and
  Sale of Fund Shares
Class A                                                                            03/28/02
  Return Before Taxes
Class B                                                                            03/28/02
  Return Before Taxes
Class C                                                                            02/14/00
  Return Before Taxes
--------------------------------------------------------------------------------------------
S&P 500 Index/3/
Dow Jones U.S. Oil & Gas Index/4,5/
Lipper Natural Resources Fund Index/4,6/
--------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class only and after-tax returns for Class A, B, C and R will vary. /1/ Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.
/2/ Since inception performance is only provided for a class with less than ten calendar years of performance.
/3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.
/4/ The fund has also included the Dow Jones U.S. Oil & Gas Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Natural Resources Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/5/ The Dow Jones U.S. Oil & Gas Index measures the performance of energy companies within the United States. The index maintains an approximate weightings of 95% in U.S. coal, oil and drilling, and pipeline companies.
/6/ The Lipper Natural Resources Fund Index is an equally weighted representation of the 10 largest funds within the Lipper Natural Resources category. These funds invest at least 65% of their equity commitment in natural resource stocks.

                                AIM ENERGY FUND


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


       (fees paid directly
       from your                                                INVESTOR
       investment)                 CLASS A  CLASS B   CLASS C    CLASS
       -----------------------------------------------------------------

       Maximum Front-End Sales
       Charge on purchases as a
       percentage of offering
       price                          5.50%  None      None       None

       Maximum Contingent
       Deferred Sales Charge
       (CDSC) as a percentage of
       the total original cost or
       current market value of the
       shares                      None/1/   5.00%/2/  1.00%/2/   None



ANNUAL FUND OPERATING EXPENSES/3/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


            (expenses that are
            deducted from                                   INVESTOR
            fund assets)            CLASS A CLASS B CLASS C  CLASS
            --------------------------------------------------------

            Management Fees              %       %       %       %

            Distribution and/or
            Service (12b-1) Fees/4/

            Other Expenses

            Total Annual Fund
            Operating Expenses/5,6/
            --------------------------------------------------------


[/1/ A contingent deferred sales charge may apply in some cases. See
     "Shareholder Information--Choosing a Share Class--Sales Charges."
/2/ A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."
/3 /There is no guarantee that actual expenses will be the same as those shown in the table.
/4 /The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.
/5 /The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) for AIM Energy Fund to 1.90%, 1.90%, 2.65%, 2.65% and 2.15% of average daily net assets on Investor Class, Class A, Class B and Class C shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Operating Expense to exceed the caps stated above: (i) interest; (ii) taxes;
   (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least March 31, 2007.
/6 /At the request of the Board of Trustees, AMVESCAP PLC has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the item in Note 5 above and net of this arrangement were 1.37%, 1.37%, 2.12% and 2.12% for Investor Class, Class A, Class B and Class C shares, respectively, for the year ended
   March 31, 2006.]

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.
  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------

                 Class A          $      $       $        $
                 Class B
                 Class C
                 Investor Class
                 ----------------------------------------------



You would pay the following expenses if you did not redeem your shares:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------

                 Class A          $      $       $        $
                 Class B
                 Class C
                 Investor Class
                 ----------------------------------------------

                                AIM ENERGY FUND


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

 . You invest $10,000 in the fund and hold it for the entire 10 year period;
 . Your investment has a 5% return before expenses each year;
 . The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
 . Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and
 . There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.




CLASS A (INCLUDES MAXIMUM SALES CHARGE) YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS A (WITHOUT MAXIMUM SALES CHARGE)  YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS B/2/                              YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS C/2/                              YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

INVESTOR CLASS                          YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------


/1/ Your actual expenses may be higher or lower than those shown.
/2/ The hypothetical assumes you hold your investment for a full 10 years.
    Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

                                AIM ENERGY FUND


INVESTMENT GOAL, STRATEGIES AND RISKS

--------------------------------------------------------------------------------



GOAL AND STRATEGIES
The fund's investment goal is to provide capital growth.
  The fund seeks to meet its goal by investing, normally, at least 80% of its total assets in equity securities of issuers that do business primarily in energy-related industries. Equity securities include common stocks, preferred stocks, convertible securities, warrants to purchase equity securities, and futures, puts, calls and options on equity securities and synthetic and derivative instruments that in the judgement of the fund's advisor have economic characteristics similar to equity securities.
  Companies in energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies and innovative energy technology companies.
  The fund considers a company to be doing business in energy related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in energy related industries; (2) at least 50% of its assets are devoted to producing revenues in energy related industries; or (3) based on other available information, the portfolio manager determines that its primary business is within energy related industries.
  The fund may invest up to 25% its assets in securities of non-U.S. issuers doing business in energy related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  Generally, the fund's investments are divided among the four main energy subsectors: (1) major oil companies, (2) energy services, (3) oil and gas exploration/production companies; and (4) natural gas [AND LOGISTIC] pipeline companies. These portfolio weightings may be adjusted depending on current economic conditions. [Under normal market conditions, the fund's top ten holdings may comprise up to 40% of the fund's total assets.]
  In selecting securities for the fund, the portfolio manager uses a bottom-up investment approach, focusing on reasonably priced energy companies with above average production volume growth, as well as earnings, cash flow and asset value growth potential independent of commodity pricing. The investment strategy focuses on identifying companies with the ability to increase production while controlling costs by implementing new technologies, locating new discoveries (such as oil, natural gas, and/or coal) or boosting production volumes. In general, the fund emphasizes companies that the portfolio manager believes are strongly managed and will generate above average long-term capital appreciation.
  The portfolio manager will consider selling a security of a company if, among other things, (1) its valuation becomes excessive as compared with other investment opportunities, (2) its fundamentals change, (3) its earnings are interrupted, or (4) a more attractive investment opportunity is identified.


  The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's adviser. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.
  [The fund may engage in active and frequent trading of portfolio securities to achieve its investment goals.]

RISKS
The principal risks of investing in the fund are:
  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
  Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
  Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the energy sector. This means that the fund's investment concentration in the energy sector is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund tends to rise and fall more rapidly.
  Energy Industry Risk--The businesses in which the fund invests may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Although individual security selection drives the performance of the fund, short-term fluctuations in commodity prices may influence fund returns and increase price fluctuations in the fund's shares.

                                AIM ENERGY FUND


  Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
  Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
  Leverage Risk--The use of synthetic securities and derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
  [Concentration Risk--Since a large percentage of the fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.]
  [Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment goals. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.]
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.



DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:



                             APPROXIMATE DATE OF       INFORMATION REMAINS
 INFORMATION                   WEBSITE POSTING          POSTED ON WEBSITE
 -----------------------------------------------------------------------------
 Top ten holdings as of
  month-end                15 days after month-end   Until posting of the
                                                      following month's top
                                                      ten holdings
 -----------------------------------------------------------------------------
 Complete portfolio
  holdings as of calendar
  quarter-end              30 days after calendar
                            quarter-end              For one year
 -----------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                                AIM ENERGY FUND


FUND MANAGEMENT

--------------------------------------------------------------------------------


THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment goals.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation
of     % of average daily net assets.
  A discussion regarding the basis for the Board of Trustees approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

PORTFOLIO MANAGER(S)
John S. Segner, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the funds since 1977 and has been associated with the advisor and/or its affiliates since 1997.
  He is assisted by the advisor's Energy/Gold/Utilities Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http//www.aiminvestments.com. The website is not part of this prospectus.
  The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

                                AIM ENERGY FUND


OTHER INFORMATION

--------------------------------------------------------------------------------



SALES CHARGES
Purchases of Class A shares of AIM Energy Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.



DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist of capital gains.

DIVIDENDS
The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes long-term and short-term capital gains, if any, annually.

                                AIM ENERGY FUND


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by       , whose report, along with the
fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                              CLASS A
                                                                   -----------------------------
                                                                       YEAR ENDED MARCH 31,
                                                                   -----------------------------
                                                                    2006    2005    2004   2003
                                                                   ------- ------- ------ ------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
------------------------------------------------------------------------------------------------
   Total from investment operations
------------------------------------------------------------------------------------------------
Net asset value, end of period
------------------------------------------------------------------------------------------------
Total return
------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
------------------------------------------------------------------------------------------------
Portfolio turnover rate
------------------------------------------------------------------------------------------------

                                AIM ENERGY FUND

--------------------------------------------------------------------------------


                                                                             CLASS B
                                                                   ----------------------------
                                                                       YEAR ENDED MARCH 31,
                                                                   ----------------------------
                                                                    2006   2005   2004    2003
                                                                   ------ ------ ------- ------
Net asset value, beginning of period
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-----------------------------------------------------------------------------------------------
   Total from investment operations
-----------------------------------------------------------------------------------------------
Net asset value, end of period
-----------------------------------------------------------------------------------------------
Total return
-----------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-----------------------------------------------------------------------------------------------
Portfolio turnover rate
-----------------------------------------------------------------------------------------------

                                AIM ENERGY FUND

--------------------------------------------------------------------------------


                                                                                CLASS C
                                                                   ----------------------------------
                                                                          YEAR ENDED MARCH 31,
                                                                   ----------------------------------
                                                                   2006  2005    2004    2003   2002
                                                                   ---- ------- ------- ------ ------
Net asset value, beginning of period
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-----------------------------------------------------------------------------------------------------
   Total from investment operations
-----------------------------------------------------------------------------------------------------
Less distributions from net realized gains                                   --      --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period
-----------------------------------------------------------------------------------------------------
Total return
-----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate
-----------------------------------------------------------------------------------------------------

                                AIM ENERGY FUND

--------------------------------------------------------------------------------





                                                                              INVESTOR CLASS
                                                                   -------------------------------------
                                                                           YEAR ENDED MARCH 31,
                                                                   -------------------------------------
                                                                    2006   2005    2004    2003    2002
                                                                   ------ ------- ------- ------- ------
Net asset value, beginning of period
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
--------------------------------------------------------------------------------------------------------
   Total from investment operations
--------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                                     --      --      --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------------------------------

                                 THE AIM FUNDS

SHAREHOLDER INFORMATION

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

All of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

    CLASS A/1/            CLASS A3            CLASS B/4/              CLASS C               CLASS R          INVESTOR CLASS
    ----------       -------------------  -------------------- ---------------------- -------------------  -------------------
..   Initial sales    .   No initial       .   No initial       .   No initial         .   No initial       .   No initial
    charge               sales charge         sales charge         sales charge           sales charge         sales charge

..   Reduced or       .   No contingent    .   Contingent       .   Contingent         .   Generally, no    .   No contingent
    waived initial       deferred sales       deferred sales       deferred sales         contingent           deferred sales
    sales charge         charge               charge on            charge on              deferred sales       charge
    for certain                               redemptions          redemptions            charge/2/
    purchases/2/                              within six years     within one year/7/

..   Lower            .   12b-1 fee of     .   12b-1 fee of     .   12b-1 fee of       .   12b-1 fee of     .   12b-1 fee of
    distribution         0.25%                1.00%                1.00%/8/               0.50%                0.25%/3/
    and service
    (12b-1) fee
    than Class B,
    Class C or
    Class R shares
    (See "Fee Table
    and Expense
    Example")/3/

                     .   Does not         .   Converts to      .   Does not           .   Does not         .   Does not
                         convert to           Class A shares       convert to             convert to           convert to
                         Class A shares       on or about the      Class A shares         Class A shares       Class A shares
                                              end of the
                                              month which is
                                              at least eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions/5/

..   Generally more   .   Available only   .   Purchase orders  .   Generally more     .   Generally, only  .   Closed to new
    appropriate for      for a limited        limited to           appropriate for        available to         investors,
    long-term            number of funds      amount less          short- term            employee             except as
    investors                                 than $               investors              benefit              described in
                                              100,000/6/                                  plans/10/            the "Purchasing
                                                                                                               Shares --
                                                               .   Purchase orders                             Grandfathered
                                                                   limited to                                  Investors"
                                                                   amount less                                 section of your
                                                                   than $1,000,000/9/                          prospectus

Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details. Class B1 shares of AIM Floating Rate Fund are not available for purchase by either current Class B1 shareholders or by new investors and are not discussed in the chart above. For information on Class B1 shares, consult the fund's prospectus.

--------
/1/ As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.
/2/  A contingent deferred sales charge may apply in some cases.
/3/ Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
/4/ Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
/5/ AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. /6/ Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/7/ A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund.
/8/ Class C shares of AIM Floating Rate Fund have a Rule 12b-1 fee of 0.75%. /9/ Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/10/ Generally, Class R shares are only available to employee benefit plans.
     These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

                                 THE AIM FUNDS


DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The funds (except AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES

                                               INVESTOR'S
                                              SALES CHARGE
                                        ------------------------
AMOUNT OF INVESTMENT                      AS A % OF    AS A % OF
IN SINGLE TRANSACTION                   OFFERING PRICE INVESTMENT
---------------------                   -------------- ----------
$ 25,000     Less than $   25,000 .....      5.50%        5.82%
$ 25,000 but less than $   50,000 .....      5.25         5.54
$ 50,000 but less than $  100,000 .....      4.75         4.99
$100,000 but less than $  250,000 .....      3.75         3.90
$250,000 but less than $  500,000 .....      3.00         3.09
$500,000 but less than $1,000,000 .....      2.00         2.04

CATEGORY II INITIAL SALES CHARGES

                                             INVESTOR'S
                                            SALES CHARGE
                                      ------------------------
AMOUNT OF INVESTMENT                    AS A % OF    AS A % OF
IN SINGLE TRANSACTION                 OFFERING PRICE INVESTMENT
---------------------                 -------------- ----------
             Less than $   50,000 ...      4.75%        4.99%
$ 50,000 but less than $  100,000 ...      4.00         4.17
$100,000 but less than $  250,000 ...      3.75         3.90
$250,000 but less than $  500,000 ...      2.50         2.56
$500,000 but less than $1,000,000 ...      2.00         2.04

CATEGORY III INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      1.00%        1.01%
$ 100,000 but less than $  250,000 ...      0.75         0.76
$ 250,000 but less than $1,000,000 ...      0.50         0.50

AIM ENHANCED SHORT BOND FUND, AIM FLOATING RATE FUND AND AIM SHORT TERM BOND FUND INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      2.50%        2.56%
$ 100,000 but less than $  250,000 ...      2.00         2.04
$ 250,000 but less than $  500,000 ...      1.50         1.52
$ 500,000 but less than $1,000,000 ...      1.25         1.27

SHARES SOLD WITHOUT A SALES CHARGE

You will not pay:

..   an initial sales charge on purchases of Class A shares of AIM Tax-Exempt
    Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

..   an initial sales charge or a contingent deferred sales charge (CDSC) on
    Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund; or

..   an initial sales charge or a CDSC on Investor Class shares of any fund.

                                 THE AIM FUNDS


PURCHASE OF CLASS A SHARES AT NET ASSET VALUE

Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

   Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares:

..   A I M Management Group Inc., and its affiliates, or their clients;

..   Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of A I M Management Group Inc., its affiliates or The AIM Family of Funds, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

..   Sales representatives and employees (and members of their Immediate Family)
    of selling group members of financial institutions that have arrangements with such selling group members;

..   Purchases through approved fee-based programs;

..   Employer-sponsored retirement plans that are Qualified Purchasers, provided that:

    a. a plan's assets are at least $1 million;

    b. there are at least 100 employees eligible to participate in the plan; or

    c. all plan transactions are executed through a single omnibus account per AIM fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that retirement plans maintained pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, (the Code) are not eligible to purchase shares at net asset value based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code;

..   Shareholders of Investor Class shares of an AIM fund;

..   Qualified Tuition Programs created and maintained in accordance with
    Section 529 of the Code;

..   Insurance company separate accounts;

..   Transfers to IRAs that are attributable to AIM fund investments held in
    403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

..   Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPS, Money
    Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, or a description of any defined term used above, please consult the fund's website at www.aiminvestments.com and click on the links "My Account",Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

   If you currently own Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

   Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

   You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

   ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES OF FUNDS OTHER THAN AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

                                                   CLASS CLASS
YEAR SINCE PURCHASE MADE                             B     C
------------------------                           ----- -----
First.............................................    5%    1%
Second............................................    4  None
Third.............................................    3  None
Fourth............................................    3  None
Fifth.............................................    2  None
Sixth.............................................    1  None
Seventh and following............................. None  None

CONTINGENT DEFERRED SALES CHARGES FOR CLASS C SHARES OF AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                 THE AIM FUNDS

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B1 SHARES OF AIM FLOATING RATE FUND

On April 13, 2006, AIM Floating Rate Fund, a closed-end fund, was reorganized as an open-end fund. Certain shareholders of Class B shares of closed-end AIM Floating Rate Fund (Closed-End Fund) received Class B1 shares of the open-end AIM Floating Rate Fund in the reorganization. Class B1 shares are not available for purchase. If you redeem those shares, they are subject to a CDSC in the following percentages:

YEAR SINCE PURCHASE MADE (HOLDING PERIOD)          CLASS B1
-----------------------------------------          --------
First.............................................    3.0%
Second............................................    2.5%
Third.............................................    2.0%
Fourth............................................    1.0%
Longer than Four Years............................   None

For purposes of determining the holding period, the date you acquired Class B shares of the Closed-End Fund is the start of the holding period.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

   Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION

You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, B1, C or R) and investments in the AIM College Savings PlanSM for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

..   on shares purchased by reinvesting dividends and distributions;

..   when exchanging shares among certain funds; or

..   when a merger, consolidation, or acquisition of assets of a fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

..   if you redeem Class B shares you held for more than six years;

..   if you redeem Class B1 shares you held for more than four years from date of purchase of Class B shares of AIM Floating Rate Fund's predecessor, the Closed-End Fund;

..   if you redeem Class C shares you held for more than one year;

..   if you redeem Class C shares of a fund other than AIM Enhanced Short Bond
    Fund or AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund;

..   if you redeem Class C shares of AIM Enhanced Short Bond Fund or AIM Short
    Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

..   if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

                                 THE AIM FUNDS


..   if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

..   if you are a participant in a qualified retirement plan and redeem Class A,
    Class C or Class R shares in order to fund a distribution;

..   if you participate in the Systematic Redemption Plan and withdraw up to 12%
    of the value of your shares that are subject to a CDSC in any twelve-month period;

..   if you redeem shares to pay account fees;

..   for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

..   if you redeem shares acquired through reinvestment of dividends and distributions; and

..   on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

   ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

   ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

   ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

   You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive

                                 THE AIM FUNDS

short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

   AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1)trade activity monitoring;

(2)trading guidelines;

(3)redemption fee on trades in certain funds; and

(4)use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

   Money Market Funds. The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

   The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

..   The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

..   One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

..   The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

..   Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

   The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

                                 THE AIM FUNDS


   The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

   Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

   The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

   For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                 THE AIM FUNDS


PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                 INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                INVESTMENTS                          INVESTMENTS
---------------                -----------                          -----------
Employer-Sponsored Retirement    $    0    ($25 per fund                $25
  Plans (includes section                  investment for salary
  401, 403 and 457 plans, and              deferrals from
  SEP, SARSEP and SIMPLE IRA               Employer-Sponsored
  plans)......................             Retirement Plans)

Systematic Purchase Plan......       50                                  50
IRA, Roth IRA or Coverdell ESA      250                                  25
All other accounts............    1,000                                  50

ADI has the discretion to
  accept orders for lesser
  amounts.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS

                            OPENING AN ACCOUNT        ADDING TO AN ACCOUNT
                            ------------------------  ------------------------
Through a Financial Advisor Contact your financial    Same
                            advisor.

By Mail                     Mail completed account    Mail your check and the
                            application and check to  remittance slip from
                            the transfer agent, AIM   your confirmation
                            Investment Services,      statement to the
                            Inc., P.O. Box 4739,      transfer agent.
                            Houston, TX 77210-4739.

By Wire                     Mail completed account    Call the transfer agent
                            application to the        to receive a reference
                            transfer agent. Call the  number. Then, use the
                            transfer agent at (800)   wire instructions at
                            959-4246 to receive a     left.
                            reference number. Then,
                            use the following wire
                            instructions:

                            Beneficiary Bank
                            ABA/Routing #: 021000021
                            Beneficiary Account
                            Number: 00100366807
                            Beneficiary Account
                            Name: AIM Investment
                            Services, Inc. RFB: Fund
                            Name, Reference # OBI:
                            Your Name, Account #

By Telephone                Open your account using   Select the AIM Bank
                            one of the methods        ConnectionSM option on
                            described above.          your completed account
                                                      application or complete
                                                      an AIM Bank Connection
                                                      form. Mail the
                                                      application or form to
                                                      the transfer agent. Once
                                                      the transfer agent has
                                                      received the form, call
                                                      the transfer agent to
                                                      place your purchase
                                                      order.

                                                      Call the AIM 24-hour
                                                      Automated Investor Line
                                                      at 1-800-246-5463. You
                                                      may place your order
                                                      after you have provided
                                                      the bank instructions
                                                      that will be requested.

By Internet                 Open your account using   Access your account at
                            one of the methods        www.aiminvestments.com.
                            described above.          The proper bank
                                                      instructions must have
                                                      been provided on your
                                                      account. You may not
                                                      purchase shares in
                                                      retirement accounts on
                                                      the internet.

                                 THE AIM FUNDS


GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN

You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

   You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS

Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use ADI sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI also assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                 THE AIM FUNDS


REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

 AIM Asia Pacific Growth Fund           AIM Global Value Fund
 AIM China Fund                         AIM High Yield Fund
 AIM Developing Markets Fund            AIM International Allocation Fund
 AIM European Growth Fund               AIM International Bond Fund
 AIM European Small Company Fund        AIM International Core Equity Fund
 AIM Floating Rate Fund                 AIM International Growth Fund
 AIM Global Aggressive Growth Fund      AIM International Small Company Fund
 AIM Global Equity Fund                 AIM Japan Fund
 AIM Global Growth Fund                 AIM S&P 500 Index Fund
 AIM Global Real Estate Fund            AIM Trimark Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

   The 2% redemption fee generally will not be charged on transactions involving the following:

(1)total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2)total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3)total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4)total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5)total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic with-drawal plan established with the funds or a financial intermediary;

(6)total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
   (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7)total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8)redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through
(8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

   Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

   The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

   Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares at net asset value,

                                 THE AIM FUNDS


your shares may be subject to a CDSC upon redemption as described below.

       SHARES INITIALLY PURCHASED              SHARES HELD AFTER AN EXCHANGE        CDSC APPLICABLE UPON REDEMPTION OF SHARES
       --------------------------         ----------------------------------------  -----------------------------------------

.. Class A shares of Category I or II      . Class A shares of Category I or II       . 1% if shares are redeemed within 18
   Fund, AIM Enhanced Short Bond             Fund, AIM Enhanced Short Bond               months of initial purchase of
   Fund, AIM Floating Rate Fund or AIM       Fund, AIM Floating Rate Fund or             Category I or II Fund, AIM
   Short Term Bond Fund                      AIM Short Term Bond Fund                    Enhanced Short Bond Fund, AIM
                                                                                         Floating Rate Fund or AIM Short
                                                                                         Term Bond Fund shares

                                          . Class A shares of Category III Fund/2/


                                          . AIM Cash Reserve Shares of AIM
                                             Money Market Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category I or II       . 1% if shares are redeemed within 18
                                             Fund, AIM Enhanced Short Bond               months of initial purchase of
                                             Fund, AIM Floating Rate Fund or             Category III Fund shares
                                             AIM Short Term Bond Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category III Fund/2/    . No CDSC

                                          . Class A shares of AIM Tax- Exempt
                                             Cash Fund

                                          . AIM Cash Reserve Shares of AIM
                                             Money Market

--------
/1/ As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
/2/ Class A shares of a Category I, II or III Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a repurchase offer by closed-end AIM Floating Rate Fund prior to April 13, 2006, the early withdrawal charge applicable to shares of closed-end AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 THE AIM FUNDS


HOW TO REDEEM SHARES

Through a Financial Advisor  Contact your financial advisor, including your retirement plan or program sponsor.
By Mail                      Send a written request to the transfer agent.
                             Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 591/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                 Call the transfer agent at 1-800-959-4246 or our
                             AIM 24-hour Automated Investor Line at
                             1-800-246-5463. You will be allowed to redeem by telephone if (1) the proceeds are to be mailed to the address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold physical share certificates; (3) you can provide proper identification information; (4) the proceeds of the redemption do not exceed
                             $250,000; and (5) you have not previously declined the telephone redemption privilege.
                             Certain retirement accounts and 403(b) plans, may not be redeemed by telephone. For funds other than Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must receive your call before the last net asset value determination on a business day in order to effect the redemption at that day's closing price. You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement accounts may be requested in writing.

By Internet                  Place your redemption request at
                             www.aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $
                             250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. For funds other than Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must confirm your transaction before the last net asset value determination on a business day in order to effect the redemption at that day's closing price.

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                 THE AIM FUNDS


REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES
We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class B1, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

   If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

   You may be charged a redemption fee on certain redemptions, including exchanges. See ''Redeeming Shares -- Redemption Fee.''

PERMITTED EXCHANGES

Except as otherwise stated under ''Exchanges Not Permitted,'' you generally may exchange your shares for shares of the same class of another fund.

EXCHANGE FROM                 EXCHANGE TO                   ALLOWED PROHIBITED
------------- --------------------------------------------  ------- ----------

  Class A     Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A     Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class A3    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A3 Shares of AIM Limited Maturity      X
                  Treasury Fund and AIM Tax- Free
                  Intermediate Fund cannot be exchanged
                  for Class A Shares of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A3    Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class B     Class B.                                         X

  Class B     Class A, A3, B1, C, P, R, AIM Cash Reserve                X
              Shares, Institutional or Investor Class
              Shares.

  Class B1    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

                                 THE AIM FUNDS


EXCHANGE FROM                        EXCHANGE TO             ALLOWED PROHIBITED
-------------             ---------------------------------  ------- ----------
Class B1                  Class B, C, P, R or Institutional
                          Class Shares.                                  X

Class C                   Class C.                              X

Class C                   Class A, A3, B, B1, P, R, AIM
                          Cash Reserve Shares,
                          Institutional or

                          Investor Class shares.                         X

Class R                   Class R                               X

Class R                   Class A, A3, B, B1, C, P, AIM
                          Cash Reserve Shares,
                          Institutional or Investor

                          Class shares.                                  X

AIM Cash Reserve Shares   Class A, A3, B, C, R, or Investor
                          Class shares. Exceptions are:
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.
                          .   Shares to be exchanged for        X
                              Class B, C or R shares must
                              not have been acquired by
                              exchange from Class A shares
                              of any fund.
                          .   Investor Class Shares of all
                              funds are currently offered
                              to new investors only on a
                              limited basis.

AIM Cash Reserve Shares   Class B1, P or Institutional
                          Class shares.                                  X

Institutional Class       Institutional Class                   X

Institutional Class       Class A, A3, B, B1, C, P, R, AIM
                          Cash Reserve Shares or Investor
                          Class shares.                                  X

Investor Class            A, A3, or Investor Class.
                          Exceptions are:

                          .   Investor Class shares cannot
                              be exchanged for Class A
                              shares of any fund which
                              offers Investor Class shares.     X
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.

Investor Class            Class B, B1, C, P, R, AIM Cash
                          Reserve Shares or Institutional
                          Class shares.                                  X

Class P                   Class A, A3, or AIM Cash Reserve
                          Shares. Exceptions are:

                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.                    X

Class P                   Class B, B1, C, R, Institutional
                          or Investor Class shares.                      X

   You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

         (i) you acquired the original shares before May 1, 1994; or

         (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

         (ii)on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (b) Class A shares of AIM Tax-Exempt Cash Fund; or

(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class B1 shares for Class A, A3, Investor Class shares or AIM Cash Reserve Shares;

(4) Class C shares for other Class C shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

                                 THE AIM FUNDS


(2)Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund;

(3)on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1)Class A shares of Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2)Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3)AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

..   Shares of the fund you wish to acquire must be available for sale in your state of residence;

..   Exchanges must be made between accounts with identical registration information;

..   The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

..   Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

..   If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS B1, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B, Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares.

   If you redeem Class B or Class C shares acquired by exchange via a repurchase offer by the closed-end AIM Floating Rate Fund, prior to April 13, 2006, you will be credited with the time period you held the Class B or Class C shares of the closed-end AIM Floating Rate Fund for the purpose of computing the CDSC applicable to those exchanged shares.

   If you redeem Class B1 or Class C shares of AIM Floating Rate Fund that were acquired on April 13, 2006 when AIM Floating Rate Fund was reorganized as an open-end fund, you will be credited with the time period you held Class B or Class C shares of the closed-end AIM Floating Rate Fund, for the purpose of computing the CDSC if you later redeem such shares.

                                 THE AIM FUNDS


EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

..   REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;)

..   MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;

..   REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND
    SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR

..   SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS
    PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

   Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially ''stale'' prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

   AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

   Specific types of securities are valued as follows:

   Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt
Securities: Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

   Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

   Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

   Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

   Fixed Income Securities: Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.

                                 THE AIM FUNDS


   Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

   Futures and Options: Futures and options are valued on the basis of market quotations, if available.

   Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

   Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

   For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

   For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

   The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

   Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

   INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING ''OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND'' IN THEIR PROSPECTUS.

   The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

Obtaining Additional Information

--------------------------------------------------------------------------------




More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



                 By Telephone:    (800) 959-4246

                 On the Internet: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAIs, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM



The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  AIM Energy Fund
  SEC 1940 Act file number: 811-03826



                               [LOGO]

AIMinvestments.com 1-ENE-PRO-1 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                    AIM Financial Services Fund

                                                                     PROSPECTUS

                                                                  July 31, 2006

AIM Financial Services Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Investor Class, Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares--Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                          AIM FINANCIAL SERVICES FUND


TABLE OF CONTENTS

--------------------------------------------------------------------------------




RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          3

FEE TABLE AND EXPENSE EXAMPLE                                              4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  4

Expense Example                                                            4

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            5
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT GOAL, STRATEGIES AND RISKS                                      6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Goal and Strategies                                                        6

Risks                                                                      6

DISCLOSURE OF PORTFOLIO HOLDINGS                                           7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                8

Advisor Compensation                                                       8

Portfolio Manager(s)                                                       8

OTHER INFORMATION                                                          9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Sales Charges                                                              9

Dividends and Distributions                                                9

FINANCIAL HIGHLIGHTS                                                      10
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Choosing a Share Class                                                   A-1

Excessive Short-Term Trading Activity Disclosures                        A-5

Purchasing Shares                                                        A-7

Redeeming Shares                                                         A-9

Exchanging Shares                                                       A-11

Pricing of Shares                                                       A-14

Taxes                                                                   A-16

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc.
AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          AIM FINANCIAL SERVICES FUND


RISK/RETURN SUMMARY

--------------------------------------------------------------------------------


INVESTMENT GOAL...........................      The fund's investment goal is
                                                to provide capital growth.

PRIMARY INVESTMENT STRATEGIES.............      The fund normally invests at
                                                least 80% of its total assets
                                                in equity securities of
                                                companies in financial
                                                services-related industries.
                                                Financial services-related
                                                industries include, but are not
                                                limited to, banking, insurance,
                                                investment banking and
                                                brokerage credit finance, asset
                                                management and other
                                                finance-related services.

                                                In selecting securities, the
                                                portfolio manager seeks to
                                                invest in financial services
                                                companies the portfolio manager
                                                believes are attractively
                                                valued and exhibit capital
                                                discipline. The fund may also
                                                invest up to 25% of its total
                                                assets in foreign securities.

                                                Please see "Investment Goal,
                                                Strategies and Risks" for
                                                additional information
                                                regarding the fund's investment
                                                strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:



 Market Risk                            Equity Securities Risk

 Sector Fund Risk                       Financial Services Industry Risk

 Foreign Securities Risk                Derivatives Risk

 Leverage Risk                          Concentration Risk

 Active Trading Risk                    Management Risk



                                                Please see "Investment Goal,
                                                Strategies and Risks" following
                                                the expense information for a
                                                description of these risks and
                                                other risks of investing in the
                                                fund.

                                                There is a risk that you could
                                                lose all or a portion of your
                                                investment in the fund and that
                                                the income you may receive from
                                                your investment may vary. The
                                                value of your investment in the
                                                fund will rise and fall with
                                                the prices of the securities in
                                                which the fund invests. An
                                                investment in the fund is not a
                                                deposit in a bank and is not
                                                insured or guaranteed by the
                                                Federal Deposit Insurance
                                                Corporation or any other
                                                governmental agency.

                          AIM FINANCIAL SERVICES FUND


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Investor Class shares from year to year. The bar chart does not reflect sales loads. Investor Class shares are not subject to front-end or back-end sales loads.

                                    [CHART]

 12/31/96   12/31/97   12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03  12/31/04  12/31/05
 --------   --------   --------  --------  --------  --------  --------  --------  --------  --------
30.29%      44.79%     13.45%    0.73%     26.69%    -10.17%   -15.56%   29.50%    8.54%

  The Investor Class shares' year-to-date total return as of June 30, 2006 was %.

  During the period shown in the bar chart, the highest quarterly return was
    % (quarter-ended           ) and the lowest quarterly return was       %
(quarter-ended           ).

                          AIM FINANCIAL SERVICES FUND



PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _



(for the periods ended December 31, 2005)                                                INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS SINCE INCEPTION/2/   DATE
--------------------------------------------------------------------------------------------------
Investor Class                                                                           06/02/86
  Return After Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and
  Sale of Fund Shares
Class A                                                                                  03/28/02
  Return Before Taxes
Class B                                                                                  03/28/02
  Return Before Taxes
Class C                                                                                  02/14/00
  Return Before Taxes
--------------------------------------------------------------------------------------------------
S&P 500 Index/3/
S&P 500 Financials Index/4,5/
Lipper Financial Services Fund Index/4,6/
--------------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class only and after-tax returns for Class A, B, C and R will vary. /1/ Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.
/2/ Since inception performance is only provided for a class with less than ten calendar years of performance.
/3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.
/4/ The fund has also included the S&P 500 Financials Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Financial Services Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/5/ The S&P 500 Financials Index is a market capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs.
/6 /The Lipper Financial Services Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Financial Services category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in providing financial services.

                          AIM FINANCIAL SERVICES FUND


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


       (fees paid directly                                      INVESTOR
       from your investment)       CLASS A  CLASS B   CLASS C    CLASS
       -----------------------------------------------------------------

       Maximum Front-End Sales
       Charge on purchases as a
       percentage of offering
       price                          5.50%  None      None       None

       Maximum Contingent
       Deferred Sales Charge
       (CDSC) as a percentage of
       the total original cost or
       current market value of the
       shares                      None/1/   5.00%/2/  1.00%/2/   None



ANNUAL FUND OPERATING EXPENSES/3/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


          (expenses that are deducted                         INVESTOR
          from fund assets)           CLASS A CLASS B CLASS C  CLASS
          ------------------------------------------------------------

          Management Fees                %       %       %       %

          Distribution and/or
          Service (12b-1) Fees/4/

          Other Expenses

          Total Annual Fund Operating
          Expenses/5,6/
          ------------------------------------------------------------


[/1/ A contingent deferred sales charge may apply in some cases. See
     "Shareholder Information--Choosing a Share Class--Sales Charge."
/2/ A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares".
/3/ There is no guarantee that actual expenses will be the same as those shown in the table.
/4/ The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.
/5/ The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) for AIM Financial Services Fund to 1.90% and 2.15% of average daily net assets on Investor Class, Class A, Class B and Class C shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Operating Expense to exceed the caps stated above: (i) interest;
    (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least March 31, 2007.
/6/ At the request of the Board of Trustees, AMVESCAP PLC has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the item in Note 5 above and net of this arrangement were 1.28%, 1.28%, 2.03% and 2.03% for Investor Class, Class A, Class B and Class C shares, respectively, for the year ended March 31, 2006.]

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.
  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------
                 Class A          $      $       $        $
                 Class B
                 Class C
                 Investor Class
                 ----------------------------------------------



You would pay the following expenses if you did not redeem your shares:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------
                 Class A          $      $       $        $
                 Class B
                 Class C
                 Investor Class
                 ----------------------------------------------

                          AIM FINANCIAL SERVICES FUND


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The Settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

 . You invest $10,000 in the fund and hold it for the entire 10 year period;
 . Your investment has a 5% return before expenses each year;
 . The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
 . Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and
 . There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below:




CLASS A
(INCLUDES
MAXIMUM
SALES
CHARGE)      YEAR 1    YEAR 2   YEAR 3   YEAR 4   YEAR 5   YEAR 6   YEAR 7   YEAR 8       YEAR 9  YEAR 10
----------------------------------------------------------------------------------------------------------

Annual
 Expense
 Ratio/1/

 Cumulative
 Return
 Before
 Expenses

 Cumulative
 Return
 After
 Expenses
End of
 Year
 Balance
Estimated
 Annual
 Expenses
----------------------------------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)      YEAR 1    YEAR 2   YEAR 3   YEAR 4   YEAR 5   YEAR 6   YEAR 7   YEAR 8       YEAR 9  YEAR 10
----------------------------------------------------------------------------------------------------------

Annual
 Expense
 Ratio/1/

 Cumulative
 Return
 Before
 Expenses

 Cumulative
 Return
 After
 Expenses
End of
 Year
 Balance
Estimated
 Annual
 Expenses
----------------------------------------------------------------------------------------------------------

CLASS B/2/   YEAR 1    YEAR 2   YEAR 3   YEAR 4   YEAR 5   YEAR 6   YEAR 7   YEAR 8       YEAR 9  YEAR 10
----------------------------------------------------------------------------------------------------------

Annual
 Expense
 Ratio/1/

 Cumulative
 Return
 Before
 Expenses

 Cumulative
 Return
 After
 Expenses
End of
 Year
 Balance
Estimated
 Annual
 Expenses
----------------------------------------------------------------------------------------------------------

CLASS C/2/   YEAR 1    YEAR 2   YEAR 3   YEAR 4   YEAR 5   YEAR 6   YEAR 7   YEAR 8       YEAR 9  YEAR 10
----------------------------------------------------------------------------------------------------------

Annual
 Expense
 Ratio/1/

 Cumulative
 Return
 Before
 Expenses

 Cumulative
 Return
 After
 Expenses
End of
 Year
 Balance
Estimated
 Annual
 Expenses
----------------------------------------------------------------------------------------------------------

INVESTOR
CLASS        YEAR 1    YEAR 2   YEAR 3   YEAR 4   YEAR 5   YEAR 6   YEAR 7   YEAR 8       YEAR 9  YEAR 10
----------------------------------------------------------------------------------------------------------

Annual
 Expense
 Ratio/1/

 Cumulative
 Return
 Before
 Expenses

 Cumulative
 Return
 After
 Expenses
End of
 Year
 Balance
Estimated
 Annual
 Expenses
----------------------------------------------------------------------------------------------------------


/1/ Your actual expenses may be higher or lower than those shown.
/2/ The hypothetical assumes you hold your investment for a full 10 years.
    Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

                          AIM FINANCIAL SERVICES FUND


INVESTMENT GOAL, STRATEGIES AND RISKS

--------------------------------------------------------------------------------



GOAL AND STRATEGIES
The fund's investment goal is to provide capital growth.
  The fund seeks to meet its goal by investing, normally, at least 80% of its total assets in equity securities of issuers engaged primarily in financial services-related industries. Equity securities include common stocks, preferred stocks, convertible securities, warrants to purchase equity securities, and futures, puts, calls and options on equity securities and securities, ADRS synthetic and derivative instruments that in judgement of the fund's advisor have economic characteristics similar to equity securities.
  Companies in financial services-related industries include, but are not limited to, banks, insurance companies, investment banking and brokerage companies, credit finance companies, asset management companies and companies providing other finance-related services.
  The fund considers a company to be doing business in financial services-related industries if it meets at least one of the following tests:
(1) at least 50% of its gross income or its net sales come from activities in financial services-related industries; (2) at least 50% of its assets are devoted to producing revenues in the financial services-related industries; or
(3) based on other available information, the portfolio manager determines that its primary business is within the financial services-related industries.
  The fund invests up to 25% its assets in securities of non-U.S. issuers doing business in the financial services sector. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  In selecting securities, the portfolio manager primarily focuses on (1) companies trading at a significant discount to the portfolio manager's estimate of intrinsic value; and (2) companies that the portfolio manager expects to exhibit capital discipline by returning meaningful excess capital to shareholders through dividends and share repurchases. Emphasis is placed on financial services companies that the portfolio manager expects to profitably grow cash flows over time. The portfolio manager considers a 2 to 3-year investment horizon when selecting investments. Given the inherent limitations of investing within a single sector, not all investments will have these attributes.
  The portfolio managers will consider selling a security for the following reasons: (1) a more attractive investment opportunity is identified; (2) if a stock is trading significantly above the portfolio managers' estimate of intrinsic value; or (3) if there is an adverse change in capital allocation or business fundamentals is not adequately reflected in the stocks valuation.
  The portfolio manager seeks to achieve strong long-term performance by constructing a portfolio of financial companies that are significantly undervalued on an absolute basis and that exhibit superior capital discipline. The investment process is fundamental in nature and focused on individual companies rather than macro economic forecasts. The portfolio manager normally constructs a portfolio of 35 to 50 stocks while striving to diversify within the financial sector. Under normal market conditions, the fund's top ten holdings may comprise over 50% of the fund's total assets.
  The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's adviser. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.
  [The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives.]

RISKS
The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
  Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.
  Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the financial services sector. This means that the fund's investment concentration in the financial services sector is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund tends to rise and fall more rapidly.

                          AIM FINANCIAL SERVICES FUND


  Financial Services Industry Risk--The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to several risks that may impact the value of investments in the financial services sector more severely than investments outside the sector. Businesses in the financial sector often operate with substantial financial leverage.
  Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
  Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
  Leverage Risk--The use of synthetic securities and derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
  [Concentration Risk--Since a large percentage of the fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.]
  [Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.]
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager will produce the desired results.



DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:



                             APPROXIMATE DATE OF       INFORMATION REMAINS
 INFORMATION                   WEBSITE POSTING          POSTED ON WEBSITE
 -----------------------------------------------------------------------------
 Top ten holdings as of
  month-end                15 days after month-end   Until posting of the
                                                      following month's top
                                                      ten holdings
 -----------------------------------------------------------------------------
 Complete portfolio
  holdings as of calendar
  quarter-end              30 days after calendar
                            quarter-end              For one year
 -----------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                          AIM FINANCIAL SERVICES FUND


FUND MANAGEMENT

--------------------------------------------------------------------------------


THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment goals.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation
of     % of average daily net assets.
  A discussion regarding the basis for the Board of Trustees approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

PORTFOLIO MANAGERS
The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:
.. Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.
.. Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1991.
  The portfolio managers are assisted by the advisor's Basic Value and Diversified Dividend Teams, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http//www.aiminvestments.com. The website is not part of this prospectus.
  The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                          AIM FINANCIAL SERVICES FUND


OTHER INFORMATION

--------------------------------------------------------------------------------



SALES CHARGES
Purchases of Class A shares of AIM Financial Services Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Category I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.



DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist of capital gains.

DIVIDENDS
The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes long-term and short-term capital gains, if any, annually.

                          AIM FINANCIAL SERVICES FUND


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by                   , whose report, along
with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                         CLASS A
                                                                   -------------------
                                                                   YEAR ENDED MARCH 31,
                                                                   -------------------
                                                                   2006  2005 2004 2003
                                                                   ----  ---- ---- ----
Net asset value, beginning of period                                $     $    $    $
---------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------
  Net investment income (loss)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
---------------------------------------------------------------------------------------
   Total from investment operations
---------------------------------------------------------------------------------------
Net asset value, end of period
---------------------------------------------------------------------------------------
Total return
---------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
---------------------------------------------------------------------------------------
Portfolio turnover rate
---------------------------------------------------------------------------------------

                          AIM FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------


                                                              CLASS B
                                                        -------------------
                                                        YEAR ENDED MARCH 31,
                                                        -------------------
                                                        2006  2005 2004 2003
                                                        ----  ---- ---- ----
     Net asset value, beginning of period                $     $    $    $
     -----------------------------------------------------------------------
     Income from investment operations:
      Net investment income (loss)
     -----------------------------------------------------------------------
      Net gains (losses) on securities (both realized
        and unrealized)
     -----------------------------------------------------------------------
     Total from investment operations
     -----------------------------------------------------------------------
     Net asset value, end of period
     -----------------------------------------------------------------------
     Total return
     -----------------------------------------------------------------------
     Ratios/supplemental data:
     Net assets, end of period (000s omitted)
     -----------------------------------------------------------------------
     Ratio of expenses to average net assets:
      With fee waivers and/or expense reimbursements
     -----------------------------------------------------------------------
      Without fee waivers and/or expense reimbursements
     -----------------------------------------------------------------------
     Ratio of net investment income (loss) to average
      net assets
     -----------------------------------------------------------------------
     Portfolio turnover rate
     -----------------------------------------------------------------------

                          AIM FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------


                                                                           CLASS C
                                                                   ------------------------
                                                                     YEAR ENDED MARCH 31,
                                                                   ------------------------
                                                                   2006 2005 2004 2003 2002
                                                                   ---- ---- ---- ---- ----
Net asset value, beginning of period                                $    $    $    $    $
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------
   Total from investment operations
-------------------------------------------------------------------------------------------
Less distributions from net realized gains
-------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------
Total return
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

                          AIM FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------



                                                                        INVESTOR CLASS
                                                                   ------------------------
                                                                     YEAR ENDED MARCH 31,
                                                                   ------------------------
                                                                   2006 2005 2004 2003 2002
                                                                   ---- ---- ---- ---- ----
Net asset value, beginning of period                                $    $    $    $    $
-------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------
   Total from investment operations
-------------------------------------------------------------------------------------------
Less distributions from net realized gains
-------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------
Total return
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

                                 THE AIM FUNDS

SHAREHOLDER INFORMATION

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

All of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

    CLASS A/1/            CLASS A3            CLASS B/4/              CLASS C               CLASS R          INVESTOR CLASS
    ----------       -------------------  -------------------- ---------------------- -------------------  -------------------
..   Initial sales    .   No initial       .   No initial       .   No initial         .   No initial       .   No initial
    charge               sales charge         sales charge         sales charge           sales charge         sales charge

..   Reduced or       .   No contingent    .   Contingent       .   Contingent         .   Generally, no    .   No contingent
    waived initial       deferred sales       deferred sales       deferred sales         contingent           deferred sales
    sales charge         charge               charge on            charge on              deferred sales       charge
    for certain                               redemptions          redemptions            charge/2/
    purchases/2/                              within six years     within one year/7/

..   Lower            .   12b-1 fee of     .   12b-1 fee of     .   12b-1 fee of       .   12b-1 fee of     .   12b-1 fee of
    distribution         0.25%                1.00%                1.00%/8/               0.50%                0.25%/3/
    and service
    (12b-1) fee
    than Class B,
    Class C or
    Class R shares
    (See "Fee Table
    and Expense
    Example")/3/

                     .   Does not         .   Converts to      .   Does not           .   Does not         .   Does not
                         convert to           Class A shares       convert to             convert to           convert to
                         Class A shares       on or about the      Class A shares         Class A shares       Class A shares
                                              end of the
                                              month which is
                                              at least eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions/5/

..   Generally more   .   Available only   .   Purchase orders  .   Generally more     .   Generally, only  .   Closed to new
    appropriate for      for a limited        limited to           appropriate for        available to         investors,
    long-term            number of funds      amount less          short- term            employee             except as
    investors                                 than $               investors              benefit              described in
                                              100,000/6/                                  plans/10/            the "Purchasing
                                                                                                               Shares --
                                                               .   Purchase orders                             Grandfathered
                                                                   limited to                                  Investors"
                                                                   amount less                                 section of your
                                                                   than $1,000,000/9/                          prospectus

Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details. Class B1 shares of AIM Floating Rate Fund are not available for purchase by either current Class B1 shareholders or by new investors and are not discussed in the chart above. For information on Class B1 shares, consult the fund's prospectus.

--------
/1/ As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.
/2/  A contingent deferred sales charge may apply in some cases.
/3/ Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
/4/ Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
/5/ AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. /6/ Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/7/ A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund.
/8/ Class C shares of AIM Floating Rate Fund have a Rule 12b-1 fee of 0.75%. /9/ Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/10/ Generally, Class R shares are only available to employee benefit plans.
     These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

                                 THE AIM FUNDS


DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The funds (except AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES

                                               INVESTOR'S
                                              SALES CHARGE
                                        ------------------------
AMOUNT OF INVESTMENT                      AS A % OF    AS A % OF
IN SINGLE TRANSACTION                   OFFERING PRICE INVESTMENT
---------------------                   -------------- ----------
$ 25,000     Less than $   25,000 .....      5.50%        5.82%
$ 25,000 but less than $   50,000 .....      5.25         5.54
$ 50,000 but less than $  100,000 .....      4.75         4.99
$100,000 but less than $  250,000 .....      3.75         3.90
$250,000 but less than $  500,000 .....      3.00         3.09
$500,000 but less than $1,000,000 .....      2.00         2.04

CATEGORY II INITIAL SALES CHARGES

                                             INVESTOR'S
                                            SALES CHARGE
                                      ------------------------
AMOUNT OF INVESTMENT                    AS A % OF    AS A % OF
IN SINGLE TRANSACTION                 OFFERING PRICE INVESTMENT
---------------------                 -------------- ----------
             Less than $   50,000 ...      4.75%        4.99%
$ 50,000 but less than $  100,000 ...      4.00         4.17
$100,000 but less than $  250,000 ...      3.75         3.90
$250,000 but less than $  500,000 ...      2.50         2.56
$500,000 but less than $1,000,000 ...      2.00         2.04

CATEGORY III INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      1.00%        1.01%
$ 100,000 but less than $  250,000 ...      0.75         0.76
$ 250,000 but less than $1,000,000 ...      0.50         0.50

AIM ENHANCED SHORT BOND FUND, AIM FLOATING RATE FUND AND AIM SHORT TERM BOND FUND INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      2.50%        2.56%
$ 100,000 but less than $  250,000 ...      2.00         2.04
$ 250,000 but less than $  500,000 ...      1.50         1.52
$ 500,000 but less than $1,000,000 ...      1.25         1.27

SHARES SOLD WITHOUT A SALES CHARGE

You will not pay:

..   an initial sales charge on purchases of Class A shares of AIM Tax-Exempt
    Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

..   an initial sales charge or a contingent deferred sales charge (CDSC) on
    Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund; or

..   an initial sales charge or a CDSC on Investor Class shares of any fund.

                                 THE AIM FUNDS


PURCHASE OF CLASS A SHARES AT NET ASSET VALUE

Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

   Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares:

..   A I M Management Group Inc., and its affiliates, or their clients;

..   Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of A I M Management Group Inc., its affiliates or The AIM Family of Funds, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

..   Sales representatives and employees (and members of their Immediate Family)
    of selling group members of financial institutions that have arrangements with such selling group members;

..   Purchases through approved fee-based programs;

..   Employer-sponsored retirement plans that are Qualified Purchasers, provided that:

    a. a plan's assets are at least $1 million;

    b. there are at least 100 employees eligible to participate in the plan; or

    c. all plan transactions are executed through a single omnibus account per AIM fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that retirement plans maintained pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, (the Code) are not eligible to purchase shares at net asset value based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code;

..   Shareholders of Investor Class shares of an AIM fund;

..   Qualified Tuition Programs created and maintained in accordance with
    Section 529 of the Code;

..   Insurance company separate accounts;

..   Transfers to IRAs that are attributable to AIM fund investments held in
    403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

..   Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPS, Money
    Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, or a description of any defined term used above, please consult the fund's website at www.aiminvestments.com and click on the links "My Account",Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

   If you currently own Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

   Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

   You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

   ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES OF FUNDS OTHER THAN AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

                                                   CLASS CLASS
YEAR SINCE PURCHASE MADE                             B     C
------------------------                           ----- -----
First.............................................    5%    1%
Second............................................    4  None
Third.............................................    3  None
Fourth............................................    3  None
Fifth.............................................    2  None
Sixth.............................................    1  None
Seventh and following............................. None  None

CONTINGENT DEFERRED SALES CHARGES FOR CLASS C SHARES OF AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                 THE AIM FUNDS

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B1 SHARES OF AIM FLOATING RATE FUND

On April 13, 2006, AIM Floating Rate Fund, a closed-end fund, was reorganized as an open-end fund. Certain shareholders of Class B shares of closed-end AIM Floating Rate Fund (Closed-End Fund) received Class B1 shares of the open-end AIM Floating Rate Fund in the reorganization. Class B1 shares are not available for purchase. If you redeem those shares, they are subject to a CDSC in the following percentages:

YEAR SINCE PURCHASE MADE (HOLDING PERIOD)          CLASS B1
-----------------------------------------          --------
First.............................................    3.0%
Second............................................    2.5%
Third.............................................    2.0%
Fourth............................................    1.0%
Longer than Four Years............................   None

For purposes of determining the holding period, the date you acquired Class B shares of the Closed-End Fund is the start of the holding period.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

   Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION

You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, B1, C or R) and investments in the AIM College Savings PlanSM for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

..   on shares purchased by reinvesting dividends and distributions;

..   when exchanging shares among certain funds; or

..   when a merger, consolidation, or acquisition of assets of a fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

..   if you redeem Class B shares you held for more than six years;

..   if you redeem Class B1 shares you held for more than four years from date of purchase of Class B shares of AIM Floating Rate Fund's predecessor, the Closed-End Fund;

..   if you redeem Class C shares you held for more than one year;

..   if you redeem Class C shares of a fund other than AIM Enhanced Short Bond
    Fund or AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund;

..   if you redeem Class C shares of AIM Enhanced Short Bond Fund or AIM Short
    Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

..   if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

                                 THE AIM FUNDS


..   if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

..   if you are a participant in a qualified retirement plan and redeem Class A,
    Class C or Class R shares in order to fund a distribution;

..   if you participate in the Systematic Redemption Plan and withdraw up to 12%
    of the value of your shares that are subject to a CDSC in any twelve-month period;

..   if you redeem shares to pay account fees;

..   for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

..   if you redeem shares acquired through reinvestment of dividends and distributions; and

..   on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

   ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

   ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

   ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

   You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive

                                 THE AIM FUNDS

short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

   AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1)trade activity monitoring;

(2)trading guidelines;

(3)redemption fee on trades in certain funds; and

(4)use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

   Money Market Funds. The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

   The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

..   The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

..   One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

..   The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

..   Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

   The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

                                 THE AIM FUNDS


   The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

   Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

   The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

   For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                 THE AIM FUNDS


PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                 INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                INVESTMENTS                          INVESTMENTS
---------------                -----------                          -----------
Employer-Sponsored Retirement    $    0    ($25 per fund                $25
  Plans (includes section                  investment for salary
  401, 403 and 457 plans, and              deferrals from
  SEP, SARSEP and SIMPLE IRA               Employer-Sponsored
  plans)......................             Retirement Plans)

Systematic Purchase Plan......       50                                  50
IRA, Roth IRA or Coverdell ESA      250                                  25
All other accounts............    1,000                                  50

ADI has the discretion to
  accept orders for lesser
  amounts.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS

                            OPENING AN ACCOUNT        ADDING TO AN ACCOUNT
                            ------------------------  ------------------------
Through a Financial Advisor Contact your financial    Same
                            advisor.

By Mail                     Mail completed account    Mail your check and the
                            application and check to  remittance slip from
                            the transfer agent, AIM   your confirmation
                            Investment Services,      statement to the
                            Inc., P.O. Box 4739,      transfer agent.
                            Houston, TX 77210-4739.

By Wire                     Mail completed account    Call the transfer agent
                            application to the        to receive a reference
                            transfer agent. Call the  number. Then, use the
                            transfer agent at (800)   wire instructions at
                            959-4246 to receive a     left.
                            reference number. Then,
                            use the following wire
                            instructions:

                            Beneficiary Bank
                            ABA/Routing #: 021000021
                            Beneficiary Account
                            Number: 00100366807
                            Beneficiary Account
                            Name: AIM Investment
                            Services, Inc. RFB: Fund
                            Name, Reference # OBI:
                            Your Name, Account #

By Telephone                Open your account using   Select the AIM Bank
                            one of the methods        ConnectionSM option on
                            described above.          your completed account
                                                      application or complete
                                                      an AIM Bank Connection
                                                      form. Mail the
                                                      application or form to
                                                      the transfer agent. Once
                                                      the transfer agent has
                                                      received the form, call
                                                      the transfer agent to
                                                      place your purchase
                                                      order.

                                                      Call the AIM 24-hour
                                                      Automated Investor Line
                                                      at 1-800-246-5463. You
                                                      may place your order
                                                      after you have provided
                                                      the bank instructions
                                                      that will be requested.

By Internet                 Open your account using   Access your account at
                            one of the methods        www.aiminvestments.com.
                            described above.          The proper bank
                                                      instructions must have
                                                      been provided on your
                                                      account. You may not
                                                      purchase shares in
                                                      retirement accounts on
                                                      the internet.

                                 THE AIM FUNDS


GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN

You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

   You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS

Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use ADI sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI also assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                 THE AIM FUNDS


REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

 AIM Asia Pacific Growth Fund           AIM Global Value Fund
 AIM China Fund                         AIM High Yield Fund
 AIM Developing Markets Fund            AIM International Allocation Fund
 AIM European Growth Fund               AIM International Bond Fund
 AIM European Small Company Fund        AIM International Core Equity Fund
 AIM Floating Rate Fund                 AIM International Growth Fund
 AIM Global Aggressive Growth Fund      AIM International Small Company Fund
 AIM Global Equity Fund                 AIM Japan Fund
 AIM Global Growth Fund                 AIM S&P 500 Index Fund
 AIM Global Real Estate Fund            AIM Trimark Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

   The 2% redemption fee generally will not be charged on transactions involving the following:

(1)total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2)total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3)total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4)total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5)total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic with-drawal plan established with the funds or a financial intermediary;

(6)total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
   (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7)total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8)redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through
(8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

   Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

   The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

   Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares at net asset value,

                                 THE AIM FUNDS


your shares may be subject to a CDSC upon redemption as described below.

       SHARES INITIALLY PURCHASED              SHARES HELD AFTER AN EXCHANGE        CDSC APPLICABLE UPON REDEMPTION OF SHARES
       --------------------------         ----------------------------------------  -----------------------------------------

.. Class A shares of Category I or II      . Class A shares of Category I or II       . 1% if shares are redeemed within 18
   Fund, AIM Enhanced Short Bond             Fund, AIM Enhanced Short Bond               months of initial purchase of
   Fund, AIM Floating Rate Fund or AIM       Fund, AIM Floating Rate Fund or             Category I or II Fund, AIM
   Short Term Bond Fund                      AIM Short Term Bond Fund                    Enhanced Short Bond Fund, AIM
                                                                                         Floating Rate Fund or AIM Short
                                                                                         Term Bond Fund shares

                                          . Class A shares of Category III Fund/2/


                                          . AIM Cash Reserve Shares of AIM
                                             Money Market Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category I or II       . 1% if shares are redeemed within 18
                                             Fund, AIM Enhanced Short Bond               months of initial purchase of
                                             Fund, AIM Floating Rate Fund or             Category III Fund shares
                                             AIM Short Term Bond Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category III Fund/2/    . No CDSC

                                          . Class A shares of AIM Tax- Exempt
                                             Cash Fund

                                          . AIM Cash Reserve Shares of AIM
                                             Money Market

--------
/1/ As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
/2/ Class A shares of a Category I, II or III Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a repurchase offer by closed-end AIM Floating Rate Fund prior to April 13, 2006, the early withdrawal charge applicable to shares of closed-end AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 THE AIM FUNDS


HOW TO REDEEM SHARES

Through a Financial Advisor  Contact your financial advisor, including your retirement plan or program sponsor.
By Mail                      Send a written request to the transfer agent.
                             Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 591/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                 Call the transfer agent at 1-800-959-4246 or our
                             AIM 24-hour Automated Investor Line at
                             1-800-246-5463. You will be allowed to redeem by telephone if (1) the proceeds are to be mailed to the address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold physical share certificates; (3) you can provide proper identification information; (4) the proceeds of the redemption do not exceed
                             $250,000; and (5) you have not previously declined the telephone redemption privilege.
                             Certain retirement accounts and 403(b) plans, may not be redeemed by telephone. For funds other than Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must receive your call before the last net asset value determination on a business day in order to effect the redemption at that day's closing price. You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement accounts may be requested in writing.

By Internet                  Place your redemption request at
                             www.aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $
                             250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. For funds other than Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must confirm your transaction before the last net asset value determination on a business day in order to effect the redemption at that day's closing price.

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                 THE AIM FUNDS


REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES
We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class B1, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

   If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

   You may be charged a redemption fee on certain redemptions, including exchanges. See ''Redeeming Shares -- Redemption Fee.''

PERMITTED EXCHANGES

Except as otherwise stated under ''Exchanges Not Permitted,'' you generally may exchange your shares for shares of the same class of another fund.

EXCHANGE FROM                 EXCHANGE TO                   ALLOWED PROHIBITED
------------- --------------------------------------------  ------- ----------

  Class A     Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A     Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class A3    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A3 Shares of AIM Limited Maturity      X
                  Treasury Fund and AIM Tax- Free
                  Intermediate Fund cannot be exchanged
                  for Class A Shares of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A3    Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class B     Class B.                                         X

  Class B     Class A, A3, B1, C, P, R, AIM Cash Reserve                X
              Shares, Institutional or Investor Class
              Shares.

  Class B1    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

                                 THE AIM FUNDS


EXCHANGE FROM                        EXCHANGE TO             ALLOWED PROHIBITED
-------------             ---------------------------------  ------- ----------
Class B1                  Class B, C, P, R or Institutional
                          Class Shares.                                  X

Class C                   Class C.                              X

Class C                   Class A, A3, B, B1, P, R, AIM
                          Cash Reserve Shares,
                          Institutional or

                          Investor Class shares.                         X

Class R                   Class R                               X

Class R                   Class A, A3, B, B1, C, P, AIM
                          Cash Reserve Shares,
                          Institutional or Investor

                          Class shares.                                  X

AIM Cash Reserve Shares   Class A, A3, B, C, R, or Investor
                          Class shares. Exceptions are:
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.
                          .   Shares to be exchanged for        X
                              Class B, C or R shares must
                              not have been acquired by
                              exchange from Class A shares
                              of any fund.
                          .   Investor Class Shares of all
                              funds are currently offered
                              to new investors only on a
                              limited basis.

AIM Cash Reserve Shares   Class B1, P or Institutional
                          Class shares.                                  X

Institutional Class       Institutional Class                   X

Institutional Class       Class A, A3, B, B1, C, P, R, AIM
                          Cash Reserve Shares or Investor
                          Class shares.                                  X

Investor Class            A, A3, or Investor Class.
                          Exceptions are:

                          .   Investor Class shares cannot
                              be exchanged for Class A
                              shares of any fund which
                              offers Investor Class shares.     X
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.

Investor Class            Class B, B1, C, P, R, AIM Cash
                          Reserve Shares or Institutional
                          Class shares.                                  X

Class P                   Class A, A3, or AIM Cash Reserve
                          Shares. Exceptions are:

                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.                    X

Class P                   Class B, B1, C, R, Institutional
                          or Investor Class shares.                      X

   You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

         (i) you acquired the original shares before May 1, 1994; or

         (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

         (ii)on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (b) Class A shares of AIM Tax-Exempt Cash Fund; or

(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class B1 shares for Class A, A3, Investor Class shares or AIM Cash Reserve Shares;

(4) Class C shares for other Class C shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

                                 THE AIM FUNDS


(2)Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund;

(3)on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1)Class A shares of Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2)Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3)AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

..   Shares of the fund you wish to acquire must be available for sale in your state of residence;

..   Exchanges must be made between accounts with identical registration information;

..   The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

..   Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

..   If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS B1, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B, Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares.

   If you redeem Class B or Class C shares acquired by exchange via a repurchase offer by the closed-end AIM Floating Rate Fund, prior to April 13, 2006, you will be credited with the time period you held the Class B or Class C shares of the closed-end AIM Floating Rate Fund for the purpose of computing the CDSC applicable to those exchanged shares.

   If you redeem Class B1 or Class C shares of AIM Floating Rate Fund that were acquired on April 13, 2006 when AIM Floating Rate Fund was reorganized as an open-end fund, you will be credited with the time period you held Class B or Class C shares of the closed-end AIM Floating Rate Fund, for the purpose of computing the CDSC if you later redeem such shares.

                                 THE AIM FUNDS


EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

..   REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;)

..   MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;

..   REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND
    SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR

..   SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS
    PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

   Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially ''stale'' prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

   AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

   Specific types of securities are valued as follows:

   Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt
Securities: Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

   Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

   Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

   Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

   Fixed Income Securities: Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.

                                 THE AIM FUNDS


   Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

   Futures and Options: Futures and options are valued on the basis of market quotations, if available.

   Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

   Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

   For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

   For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

   The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

   Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

   INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING ''OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND'' IN THEIR PROSPECTUS.

   The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

Obtaining Additional Information

--------------------------------------------------------------------------------




More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or




                 By Telephone:    (800) 959-4246

                 On the Internet: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAIs, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM



The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  AIM Financial Services Fund
  SEC 1940 Act file number: 811-03826



                               [LOGO]

AIMinvestments.com I-FSE-PRO-1 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                AIM Gold & Precious Metals Fund

                                                                     PROSPECTUS

                                                                  July 31, 2006

AIM Gold & Precious Metals Fund seeks long-term capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Investor Class, Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares--Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                        AIM GOLD & PRECIOUS METALS FUND


TABLE OF CONTENTS

--------------------------------------------------------------------------------




RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          3

FEE TABLE AND EXPENSE EXAMPLE                                              4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  4

Expense Example                                                            4

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            5
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT GOAL, STRATEGIES AND RISKS                                      6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Goal and Strategies                                                        6

Risks                                                                      6

DISCLOSURE OF PORTFOLIO HOLDINGS                                           8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                9

Advisor Compensation                                                       9

Portfolio Manager(s)                                                       9

OTHER INFORMATION                                                         10
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Sales Charges                                                             10

Dividends and Distributions                                               10

FINANCIAL HIGHLIGHTS                                                      11
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Choosing a Share Class                                                   A-1

Excessive Short-Term Trading Activity Disclosures                        A-5

Purchasing Shares                                                        A-7

Redeeming Shares                                                         A-9

Exchanging Shares                                                       A-11

Pricing of Shares                                                       A-14

Taxes                                                                   A-16

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc.
AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        AIM GOLD & PRECIOUS METALS FUND


RISK/RETURN SUMMARY

--------------------------------------------------------------------------------


INVESTMENT GOAL...........................      The fund's investment goal is
                                                to provide capital growth.

PRIMARY INVESTMENT STRATEGIES.............      The fund normally invests at
                                                least 80% of its total assets
                                                in equity securities of
                                                companies involved in exploring
                                                for, mining, processing, or
                                                dealing and investing in gold,
                                                gold bullion, and other
                                                precious metals such as silver,
                                                platinum and palladium, as well
                                                as diamonds.

                                                The fund invests up to 100% its
                                                assets in securities of
                                                non-U.S. issuers.

                                                In selecting securities, the
                                                portfolio manager uses a
                                                research-oriented "bottom-up"
                                                investment approach, focusing
                                                on company fundamentals and
                                                growth prospects. In general,
                                                the fund emphasizes companies
                                                that the advisor believes have
                                                stable and consistent earnings
                                                power, defensible market
                                                positions and a blend of mix
                                                earnings growth and dividend
                                                yield.

                                                Please see "Investment Goal,
                                                Strategies and Risks" for
                                                additional information
                                                regarding the fund's investment
                                                strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:



 Market Risk                            Equity Securities Risk

 Sector Fund Risk                       Gold and Precious Metals Industry Risk

 Gold Bullion Risk                      Foreign Securities Risk

 Derivatives Risk                       Leverage Risk

 Concentration Risk                     [Active Trading Risk]

 Management Risk



                                                Please see "Investment Goal,
                                                Strategies and Risks" for a
                                                description of these risks and
                                                other risks of investing in the
                                                fund.

                                                There is a risk that you could
                                                lose all or a portion of your
                                                investment in the fund and that
                                                the income you may receive from
                                                your investment may vary. The
                                                value of your investment in the
                                                fund will rise and fall with
                                                the prices of the securities in
                                                which the fund invests. An
                                                investment in the fund is not a
                                                deposit in a bank and is not
                                                insured or guaranteed by the
                                                Federal Deposit Insurance
                                                Corporation or any other
                                                governmental agency.

                        AIM GOLD & PRECIOUS METALS FUND


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Investor Class shares from year to year. The bar chart does not reflect sales loads. Investor Class shares are not subject to front-end or back-end sales loads.

                                     [CHART]

12/31/96   12/31/97   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02   12/31/03   12/31/04   12/31/05
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  40.64%    -55.50%   -22.54%     -8.99%     -12.98%    17.12%     59.65%     47.38%     -4.89%


  The Investor Class shares' year-to-date total return as of June 30, 2006 was %.

  During the period shown in the bar chart, the highest quarterly return was
    % (quarter-ended           ) and the lowest quarterly return was     %
(quarter-ended           ).

                        AIM GOLD & PRECIOUS METALS FUND



PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


(for the periods ended December 31, 2005)                                SINCE     INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS INCEPTION/2/   DATE
--------------------------------------------------------------------------------------------
Investor Class                                                                     01/19/84
  Return Before Taxes
  Return Before Taxes on Distributions
  Return After Taxes on Distributions and
  Sale of Fund Shares
Class A                                                                            03/28/02
  Return Before Taxes
Class B                                                                            03/28/02
  Return Before Taxes
Class C                                                                            02/14/00
  Return Before Taxes
--------------------------------------------------------------------------------------------
S&P 500 Index/3/
Philadelphia Gold & Silver Index/4,5/
Lipper Gold Fund Index/4,6/
--------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class only and after-tax returns for Class A, B, C and R will vary. /1/ Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.
/2/ Since inception performance is only provided for a class with less than ten calendar years of performance.
/3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.
/4/ The fund has also included the Philadelphia Gold & Silver Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Gold Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/5/ The Philadelphia Gold & Silver Index is a capitalization weighted index on the Philadelphia Stock Exchange that includes the leading companies involved in the mining of gold and silver. Index return is price only and does not reflect the reinvestment of dividends.
/6/ The Lipper Gold Fund Index is an equally weighted representation of the 10 largest funds in the Lipper Gold Category. These funds invest primarily in shares of gold mines, gold-oriented mining finance houses, gold coins or Bullion.

                        AIM GOLD & PRECIOUS METALS FUND


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


     (fees paid directly                                           INVESTOR
     from your investment)            CLASS A  CLASS B   CLASS C    CLASS
     ----------------------------------------------------------------------

     Maximum Front-End Sales
     Charge on purchases as a
     percentage of offering price        5.50%  None      None       None

     Maximum Contingent Deferred
     Sales Charge (CDSC) as a
     percentage of the total original
     cost or current market value of
     the shares                       None/1/   5.00%/2/  1.00%/2/   None



ANNUAL FUND OPERATING EXPENSES/3/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


          (expenses that are deducted                         INVESTOR
          from fund assets)           CLASS A CLASS B CLASS C  CLASS
          ------------------------------------------------------------

          Management Fees                  %       %       %       %

          Distribution and/or
          Service (12b-1) Fees/4/

          Other Expenses

          Total Annual Fund Operating
          Expenses/5,6/
          ------------------------------------------------------------


[/1/ A contingent deferred sales charge may apply in some cases. See
     "Shareholder Information--Choosing a Share Class--Sales Charge."
/2/ A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."
/3/ There is no guarantee that actual expenses will be the same as those shown in the table.
/4/ The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.
/5/ The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) for AIM Gold & Precious Metals Fund to 1.90%, 1.90%, 2.65%, 2.65% and 2.15% of average daily net assets on Investor Class, Class A, Class B and Class C shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Operating Expense to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales;
    (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least March 31, 2007.


/6/ At the request of the Board of Trustees, AMVESCAP PLC has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the item in Note 5 above and net of this arrangement were 1.59%, 1.59%, 2.34% and 2.34% for Investor Class, Class A, Class B and Class C shares, respectively, for the year ended March 31, 2006.]

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.
  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------
                 Class A          $      $       $        $
                 Class B
                 Class C
                 Investor Class
                 ----------------------------------------------



You would pay the following expenses if you did not redeem your shares:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------
                 Class A          $      $       $        $
                 Class B
                 Class C
                 Investor Class
                 ----------------------------------------------

                        AIM GOLD & PRECIOUS METALS FUND


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

 . You invest $10,000 in the fund and hold it for the entire 10 year period;
 . Your investment has a 5% return before expenses each year;
 . The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
 . Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and
 . There is no sales charge on reinvested dividends.

  There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.




CLASS A (INCLUDES MAXIMUM SALES CHARGE) YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS A (WITHOUT MAXIMUM SALES CHARGE)  YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS B/2/                              YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS C/2/                              YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

INVESTOR CLASS                          YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------


/1/ Your actual expenses may be higher or lower than those shown.
/2/ The hypothetical assumes you hold your investment for a full 10 years.
    Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

                        AIM GOLD & PRECIOUS METALS FUND


INVESTMENT GOAL, STRATEGIES AND RISKS

--------------------------------------------------------------------------------


GOAL AND STRATEGIES
The fund's investment goal is to provide capital growth.
  The fund seeks to meet its goal by investing, normally, at least 80% of its total assets in equity securities of companies involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, and other precious metals such as silver, platinum and palladium, as well as diamonds (the "gold and precious metal sector"). Equity securities include common stocks, preferred stocks, convertible securities, warrants to purchase equity securities, futures, puts, calls and options on equity securities and synthetic and derivative instruments that in the judgement of the fund's advisor have economic characteristics similar to equity securities.
  The fund considers a company to be doing business in the gold and precious metal sector if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in the gold and precious metal sector; (2) at least 50% of its assets are devoted to producing revenues in the gold and precious metal sector; or (3) based on other available information, the portfolio manager determines that its primary business is within the gold and precious metal sector.
  The fund may invest up to 100% its assets in securities of non-U.S. issuers. The fund invests up to 10% of its assets in gold bullion.
  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  The fund is comprised of two types of companies engaged in the gold and precious metals sector. The first type are major gold and precious metals companies with proven production reserves (the "core companies"). In selecting the core companies for the fund, the portfolio manager focuses on a company's relative valuation including its price-to-earnings (P/E), price-to-free cash flow (P/FCF), and price-to-book value of assets (P/B).
  The second type of company in the fund's portfolio are small to mid-sized exploration companies that have the potential to make major precious metals discoveries (the "emerging companies"). In selecting the emerging companies for the fund, the portfolio manager focuses on a company's earning growth rates and metal production profiles.
  The portfolio manager weights the core companies and emerging companies in the fund's portfolio based upon a: (1) relative valuation between the two types of companies; (2) the outlook for supply and demand for precious metals; and
(3) the outlook for production.
  In selecting securities for the fund, the portfolio manager uses a bottom-up investment approach using a combination of quantitative, fundamental and valuation analysis. The portfolio manager seeks companies that limit their hedging of gold or precious metals pricing. The portfolio manager also focuses on gold and precious metals companies with the ability to increase production capacity at low costs, while having the potential to make major discoveries around the world. In general, the fund emphasizes companies that the portfolio manager believes are strongly managed and will generate above average long-term capital appreciation.


  The portfolio manager constructs the portfolio with the goal of holding approximately 30-40 individual stocks. Under normal market conditions, the fund's top ten holdings may comprise over 45% of the fund's total assets. The fund invests in companies of all market capitalizations, but favors small-to-mid capitalization companies.
  The portfolio manager will consider selling a security for the following reasons: (1) a more attractive investment opportunity is identified, (2) the stock appreciates to the portfolio manager's target price, (3) management changes the company's strategic direction to the detriment of shareholders, or
(4) a geopolitical or economic event negatively affects a specific holding changing the investment thesis.
  The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's adviser. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.
  [The fund may engage in active and frequent trading of portfolio securities to achieve its investment goals.]

RISKS
The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

  Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established

                        AIM GOLD & PRECIOUS METALS FUND

--------------------------------------------------------------------------------


companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
  Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the gold and precious metals sector. This means that the fund's investment concentration in the gold and precious metals sector is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund tends to rise and fall more rapidly.
  Gold and Precious Metals Risk--Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic climate for the two largest gold producers , South Africa and the former Soviet Union, may have a direct impact on the price of gold worldwide. The value of securities of companies in the gold and precious metals sector are highly dependent on the price of gold and precious metals at any given time.
  Gold Bullion Risk--The fund's investments directly in gold bullion will earn no income return. Appreciation in the market price of gold is the sole manner in which the fund can realize gains on gold bullion investments. The fund may have higher storage costs and custody costs in connection with its ownership of gold bullion than those associated with the purchase, holding and sale of more traditional types of investments.
  Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.


Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
  Leverage Risk--The use of synthetic securities and derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
  Concentration Risk--Since a large percentage of the fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.
  [Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment goal. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.]
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager will produce the desired results.

                        AIM GOLD & PRECIOUS METALS FUND


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:



                             APPROXIMATE DATE OF       INFORMATION REMAINS
 INFORMATION                   WEBSITE POSTING          POSTED ON WEBSITE
 -----------------------------------------------------------------------------
 Top ten holdings as of
  month-end                15 days after month-end   Until posting of the
                                                      following month's top
                                                      ten holdings
 -----------------------------------------------------------------------------
 Complete portfolio
  holdings as of calendar
  quarter-end              30 days after calendar
                            quarter-end              For one year
 -----------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                        AIM GOLD & PRECIOUS METALS FUND


FUND MANAGEMENT

--------------------------------------------------------------------------------


THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment goals.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.


  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation
of   % of average daily net assets.
  A discussion regarding the basis for the Board of Trustees approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

PORTFOLIO MANAGERS
John S. Segner, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the funds since 1999 and has been associated with the advisor and/or its affiliates since 1997.
  He is assisted by the advisor's Energy/Gold/Utilities Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http//www.aiminvestments.com. The website is not part of this prospectus.
  The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

                        AIM GOLD & PRECIOUS METALS FUND


OTHER INFORMATION

--------------------------------------------------------------------------------



SALES CHARGES
Purchases of Class A shares of AIM Gold & Precious Metals Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.



DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist of capital gains.

DIVIDENDS
The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes long-term and short-term capital gains, if any, annually.

                        AIM GOLD & PRECIOUS METALS FUND


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by           , whose report, along with the
fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                            CLASS A
                                                                   -------------------------
                                                                     YEAR ENDED MARCH 31,
                                                                   -------------------------
                                                                   2006  2005   2004   2003
                                                                   ---- ------ ------ ------
Net asset value, beginning of period                                $   $      $      $
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
--------------------------------------------------------------------------------------------
   Total from investment operations
--------------------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
--------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
--------------------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------------------

                        AIM GOLD & PRECIOUS METALS FUND

--------------------------------------------------------------------------------


                                                              CLASS B
                                                        --------------------
                                                        YEAR ENDED MARCH 31,
                                                        --------------------
                                                         2005      2004   2003
                                                        ------    ------ ------
    Net asset value, beginning of period                $13.94    $12.69 $10.78
    ------------------------------------------------------------------------------
    Income from investment operations:
     Net investment income (loss)
    ------------------------------------------------------------------------------
     Net gains (losses) on securities (both realized
       and unrealized)
    ------------------------------------------------------------------------------
       Total from investment operations
    ------------------------------------------------------------------------------
    Net asset value, end of period
    ------------------------------------------------------------------------------
    Total return
    ------------------------------------------------------------------------------
    Ratios/supplemental data:
    Net assets, end of period (000s omitted)
    ------------------------------------------------------------------------------
    Ratio of expenses to average net assets:
     With fee waivers and/or expense reimbursements
    ------------------------------------------------------------------------------
     Without fee waivers and/or expense reimbursements
    ------------------------------------------------------------------------------
    Ratio of net investment income (loss) to average
     net assets
    ------------------------------------------------------------------------------
    Portfolio turnover rate
    ------------------------------------------------------------------------------

                        AIM GOLD & PRECIOUS METALS FUND

--------------------------------------------------------------------------------


                                                                               CLASS C
                                                                   --------------------------------
                                                                         YEAR ENDED MARCH 31,
                                                                   --------------------------------
                                                                   2006  2005   2004   2003      2002
                                                                   ---- ------ ------ ------    ------
Net asset value, beginning of period                                $   $13.67 $12.44 $10.60    $17.04
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
---------------------------------------------------------------------------------------------------------
   Total from investment operations
---------------------------------------------------------------------------------------------------------
Less distributions from net realized gains
---------------------------------------------------------------------------------------------------------
Net asset value, end of period
---------------------------------------------------------------------------------------------------------
Total return
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s omitted)
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
---------------------------------------------------------------------------------------------------------

                        AIM GOLD & PRECIOUS METALS FUND

--------------------------------------------------------------------------------


                                                                            INVESTOR CLASS
                                                                   --------------------------------
                                                                         YEAR ENDED MARCH 31,
                                                                   --------------------------------
                                                                   2006  2005      2004      2003   2002
                                                                   ---- ------    ------    ------ ------
Net asset value, beginning of period                                $   $         $         $      $
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
---------------------------------------------------------------------------------------------------------
   Total from investment operations
---------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                                  --        --        --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   $         $         $      $
---------------------------------------------------------------------------------------------------------
Total return
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
---------------------------------------------------------------------------------------------------------

                                 THE AIM FUNDS

SHAREHOLDER INFORMATION

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

All of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

    CLASS A/1/            CLASS A3            CLASS B/4/              CLASS C               CLASS R          INVESTOR CLASS
    ----------       -------------------  -------------------- ---------------------- -------------------  -------------------
..   Initial sales    .   No initial       .   No initial       .   No initial         .   No initial       .   No initial
    charge               sales charge         sales charge         sales charge           sales charge         sales charge

..   Reduced or       .   No contingent    .   Contingent       .   Contingent         .   Generally, no    .   No contingent
    waived initial       deferred sales       deferred sales       deferred sales         contingent           deferred sales
    sales charge         charge               charge on            charge on              deferred sales       charge
    for certain                               redemptions          redemptions            charge/2/
    purchases/2/                              within six years     within one year/7/

..   Lower            .   12b-1 fee of     .   12b-1 fee of     .   12b-1 fee of       .   12b-1 fee of     .   12b-1 fee of
    distribution         0.25%                1.00%                1.00%/8/               0.50%                0.25%/3/
    and service
    (12b-1) fee
    than Class B,
    Class C or
    Class R shares
    (See "Fee Table
    and Expense
    Example")/3/

                     .   Does not         .   Converts to      .   Does not           .   Does not         .   Does not
                         convert to           Class A shares       convert to             convert to           convert to
                         Class A shares       on or about the      Class A shares         Class A shares       Class A shares
                                              end of the
                                              month which is
                                              at least eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions/5/

..   Generally more   .   Available only   .   Purchase orders  .   Generally more     .   Generally, only  .   Closed to new
    appropriate for      for a limited        limited to           appropriate for        available to         investors,
    long-term            number of funds      amount less          short- term            employee             except as
    investors                                 than $               investors              benefit              described in
                                              100,000/6/                                  plans/10/            the "Purchasing
                                                                                                               Shares --
                                                               .   Purchase orders                             Grandfathered
                                                                   limited to                                  Investors"
                                                                   amount less                                 section of your
                                                                   than $1,000,000/9/                          prospectus

Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details. Class B1 shares of AIM Floating Rate Fund are not available for purchase by either current Class B1 shareholders or by new investors and are not discussed in the chart above. For information on Class B1 shares, consult the fund's prospectus.

--------
/1/ As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.
/2/  A contingent deferred sales charge may apply in some cases.
/3/ Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
/4/ Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
/5/ AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. /6/ Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/7/ A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund.
/8/ Class C shares of AIM Floating Rate Fund have a Rule 12b-1 fee of 0.75%. /9/ Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/10/ Generally, Class R shares are only available to employee benefit plans.
     These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

                                 THE AIM FUNDS


DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The funds (except AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES

                                               INVESTOR'S
                                              SALES CHARGE
                                        ------------------------
AMOUNT OF INVESTMENT                      AS A % OF    AS A % OF
IN SINGLE TRANSACTION                   OFFERING PRICE INVESTMENT
---------------------                   -------------- ----------
$ 25,000     Less than $   25,000 .....      5.50%        5.82%
$ 25,000 but less than $   50,000 .....      5.25         5.54
$ 50,000 but less than $  100,000 .....      4.75         4.99
$100,000 but less than $  250,000 .....      3.75         3.90
$250,000 but less than $  500,000 .....      3.00         3.09
$500,000 but less than $1,000,000 .....      2.00         2.04

CATEGORY II INITIAL SALES CHARGES

                                             INVESTOR'S
                                            SALES CHARGE
                                      ------------------------
AMOUNT OF INVESTMENT                    AS A % OF    AS A % OF
IN SINGLE TRANSACTION                 OFFERING PRICE INVESTMENT
---------------------                 -------------- ----------
             Less than $   50,000 ...      4.75%        4.99%
$ 50,000 but less than $  100,000 ...      4.00         4.17
$100,000 but less than $  250,000 ...      3.75         3.90
$250,000 but less than $  500,000 ...      2.50         2.56
$500,000 but less than $1,000,000 ...      2.00         2.04

CATEGORY III INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      1.00%        1.01%
$ 100,000 but less than $  250,000 ...      0.75         0.76
$ 250,000 but less than $1,000,000 ...      0.50         0.50

AIM ENHANCED SHORT BOND FUND, AIM FLOATING RATE FUND AND AIM SHORT TERM BOND FUND INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      2.50%        2.56%
$ 100,000 but less than $  250,000 ...      2.00         2.04
$ 250,000 but less than $  500,000 ...      1.50         1.52
$ 500,000 but less than $1,000,000 ...      1.25         1.27

SHARES SOLD WITHOUT A SALES CHARGE

You will not pay:

..   an initial sales charge on purchases of Class A shares of AIM Tax-Exempt
    Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

..   an initial sales charge or a contingent deferred sales charge (CDSC) on
    Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund; or

..   an initial sales charge or a CDSC on Investor Class shares of any fund.

                                 THE AIM FUNDS


PURCHASE OF CLASS A SHARES AT NET ASSET VALUE

Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

   Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares:

..   A I M Management Group Inc., and its affiliates, or their clients;

..   Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of A I M Management Group Inc., its affiliates or The AIM Family of Funds, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

..   Sales representatives and employees (and members of their Immediate Family)
    of selling group members of financial institutions that have arrangements with such selling group members;

..   Purchases through approved fee-based programs;

..   Employer-sponsored retirement plans that are Qualified Purchasers, provided that:

    a. a plan's assets are at least $1 million;

    b. there are at least 100 employees eligible to participate in the plan; or

    c. all plan transactions are executed through a single omnibus account per AIM fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that retirement plans maintained pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, (the Code) are not eligible to purchase shares at net asset value based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code;

..   Shareholders of Investor Class shares of an AIM fund;

..   Qualified Tuition Programs created and maintained in accordance with
    Section 529 of the Code;

..   Insurance company separate accounts;

..   Transfers to IRAs that are attributable to AIM fund investments held in
    403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

..   Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPS, Money
    Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, or a description of any defined term used above, please consult the fund's website at www.aiminvestments.com and click on the links "My Account",Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

   If you currently own Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

   Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

   You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

   ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES OF FUNDS OTHER THAN AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

                                                   CLASS CLASS
YEAR SINCE PURCHASE MADE                             B     C
------------------------                           ----- -----
First.............................................    5%    1%
Second............................................    4  None
Third.............................................    3  None
Fourth............................................    3  None
Fifth.............................................    2  None
Sixth.............................................    1  None
Seventh and following............................. None  None

CONTINGENT DEFERRED SALES CHARGES FOR CLASS C SHARES OF AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                 THE AIM FUNDS

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B1 SHARES OF AIM FLOATING RATE FUND

On April 13, 2006, AIM Floating Rate Fund, a closed-end fund, was reorganized as an open-end fund. Certain shareholders of Class B shares of closed-end AIM Floating Rate Fund (Closed-End Fund) received Class B1 shares of the open-end AIM Floating Rate Fund in the reorganization. Class B1 shares are not available for purchase. If you redeem those shares, they are subject to a CDSC in the following percentages:

YEAR SINCE PURCHASE MADE (HOLDING PERIOD)          CLASS B1
-----------------------------------------          --------
First.............................................    3.0%
Second............................................    2.5%
Third.............................................    2.0%
Fourth............................................    1.0%
Longer than Four Years............................   None

For purposes of determining the holding period, the date you acquired Class B shares of the Closed-End Fund is the start of the holding period.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

   Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION

You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, B1, C or R) and investments in the AIM College Savings PlanSM for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

..   on shares purchased by reinvesting dividends and distributions;

..   when exchanging shares among certain funds; or

..   when a merger, consolidation, or acquisition of assets of a fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

..   if you redeem Class B shares you held for more than six years;

..   if you redeem Class B1 shares you held for more than four years from date of purchase of Class B shares of AIM Floating Rate Fund's predecessor, the Closed-End Fund;

..   if you redeem Class C shares you held for more than one year;

..   if you redeem Class C shares of a fund other than AIM Enhanced Short Bond
    Fund or AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund;

..   if you redeem Class C shares of AIM Enhanced Short Bond Fund or AIM Short
    Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

..   if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

                                 THE AIM FUNDS


..   if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

..   if you are a participant in a qualified retirement plan and redeem Class A,
    Class C or Class R shares in order to fund a distribution;

..   if you participate in the Systematic Redemption Plan and withdraw up to 12%
    of the value of your shares that are subject to a CDSC in any twelve-month period;

..   if you redeem shares to pay account fees;

..   for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

..   if you redeem shares acquired through reinvestment of dividends and distributions; and

..   on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

   ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

   ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

   ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

   You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive

                                 THE AIM FUNDS

short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

   AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1)trade activity monitoring;

(2)trading guidelines;

(3)redemption fee on trades in certain funds; and

(4)use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

   Money Market Funds. The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

   The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

..   The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

..   One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

..   The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

..   Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

   The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

                                 THE AIM FUNDS


   The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

   Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

   The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

   For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                 THE AIM FUNDS


PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                 INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                INVESTMENTS                          INVESTMENTS
---------------                -----------                          -----------
Employer-Sponsored Retirement    $    0    ($25 per fund                $25
  Plans (includes section                  investment for salary
  401, 403 and 457 plans, and              deferrals from
  SEP, SARSEP and SIMPLE IRA               Employer-Sponsored
  plans)......................             Retirement Plans)

Systematic Purchase Plan......       50                                  50
IRA, Roth IRA or Coverdell ESA      250                                  25
All other accounts............    1,000                                  50

ADI has the discretion to
  accept orders for lesser
  amounts.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS

                            OPENING AN ACCOUNT        ADDING TO AN ACCOUNT
                            ------------------------  ------------------------
Through a Financial Advisor Contact your financial    Same
                            advisor.

By Mail                     Mail completed account    Mail your check and the
                            application and check to  remittance slip from
                            the transfer agent, AIM   your confirmation
                            Investment Services,      statement to the
                            Inc., P.O. Box 4739,      transfer agent.
                            Houston, TX 77210-4739.

By Wire                     Mail completed account    Call the transfer agent
                            application to the        to receive a reference
                            transfer agent. Call the  number. Then, use the
                            transfer agent at (800)   wire instructions at
                            959-4246 to receive a     left.
                            reference number. Then,
                            use the following wire
                            instructions:

                            Beneficiary Bank
                            ABA/Routing #: 021000021
                            Beneficiary Account
                            Number: 00100366807
                            Beneficiary Account
                            Name: AIM Investment
                            Services, Inc. RFB: Fund
                            Name, Reference # OBI:
                            Your Name, Account #

By Telephone                Open your account using   Select the AIM Bank
                            one of the methods        ConnectionSM option on
                            described above.          your completed account
                                                      application or complete
                                                      an AIM Bank Connection
                                                      form. Mail the
                                                      application or form to
                                                      the transfer agent. Once
                                                      the transfer agent has
                                                      received the form, call
                                                      the transfer agent to
                                                      place your purchase
                                                      order.

                                                      Call the AIM 24-hour
                                                      Automated Investor Line
                                                      at 1-800-246-5463. You
                                                      may place your order
                                                      after you have provided
                                                      the bank instructions
                                                      that will be requested.

By Internet                 Open your account using   Access your account at
                            one of the methods        www.aiminvestments.com.
                            described above.          The proper bank
                                                      instructions must have
                                                      been provided on your
                                                      account. You may not
                                                      purchase shares in
                                                      retirement accounts on
                                                      the internet.

                                 THE AIM FUNDS


GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN

You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

   You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS

Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use ADI sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI also assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                 THE AIM FUNDS


REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

 AIM Asia Pacific Growth Fund           AIM Global Value Fund
 AIM China Fund                         AIM High Yield Fund
 AIM Developing Markets Fund            AIM International Allocation Fund
 AIM European Growth Fund               AIM International Bond Fund
 AIM European Small Company Fund        AIM International Core Equity Fund
 AIM Floating Rate Fund                 AIM International Growth Fund
 AIM Global Aggressive Growth Fund      AIM International Small Company Fund
 AIM Global Equity Fund                 AIM Japan Fund
 AIM Global Growth Fund                 AIM S&P 500 Index Fund
 AIM Global Real Estate Fund            AIM Trimark Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

   The 2% redemption fee generally will not be charged on transactions involving the following:

(1)total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2)total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3)total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4)total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5)total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic with-drawal plan established with the funds or a financial intermediary;

(6)total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
   (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7)total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8)redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through
(8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

   Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

   The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

   Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares at net asset value,

                                 THE AIM FUNDS


your shares may be subject to a CDSC upon redemption as described below.

       SHARES INITIALLY PURCHASED              SHARES HELD AFTER AN EXCHANGE        CDSC APPLICABLE UPON REDEMPTION OF SHARES
       --------------------------         ----------------------------------------  -----------------------------------------

.. Class A shares of Category I or II      . Class A shares of Category I or II       . 1% if shares are redeemed within 18
   Fund, AIM Enhanced Short Bond             Fund, AIM Enhanced Short Bond               months of initial purchase of
   Fund, AIM Floating Rate Fund or AIM       Fund, AIM Floating Rate Fund or             Category I or II Fund, AIM
   Short Term Bond Fund                      AIM Short Term Bond Fund                    Enhanced Short Bond Fund, AIM
                                                                                         Floating Rate Fund or AIM Short
                                                                                         Term Bond Fund shares

                                          . Class A shares of Category III Fund/2/


                                          . AIM Cash Reserve Shares of AIM
                                             Money Market Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category I or II       . 1% if shares are redeemed within 18
                                             Fund, AIM Enhanced Short Bond               months of initial purchase of
                                             Fund, AIM Floating Rate Fund or             Category III Fund shares
                                             AIM Short Term Bond Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category III Fund/2/    . No CDSC

                                          . Class A shares of AIM Tax- Exempt
                                             Cash Fund

                                          . AIM Cash Reserve Shares of AIM
                                             Money Market

--------
/1/ As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
/2/ Class A shares of a Category I, II or III Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a repurchase offer by closed-end AIM Floating Rate Fund prior to April 13, 2006, the early withdrawal charge applicable to shares of closed-end AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 THE AIM FUNDS


HOW TO REDEEM SHARES

Through a Financial Advisor  Contact your financial advisor, including your retirement plan or program sponsor.
By Mail                      Send a written request to the transfer agent.
                             Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 591/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                 Call the transfer agent at 1-800-959-4246 or our
                             AIM 24-hour Automated Investor Line at
                             1-800-246-5463. You will be allowed to redeem by telephone if (1) the proceeds are to be mailed to the address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold physical share certificates; (3) you can provide proper identification information; (4) the proceeds of the redemption do not exceed
                             $250,000; and (5) you have not previously declined the telephone redemption privilege.
                             Certain retirement accounts and 403(b) plans, may not be redeemed by telephone. For funds other than Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must receive your call before the last net asset value determination on a business day in order to effect the redemption at that day's closing price. You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement accounts may be requested in writing.

By Internet                  Place your redemption request at
                             www.aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $
                             250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. For funds other than Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must confirm your transaction before the last net asset value determination on a business day in order to effect the redemption at that day's closing price.

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                 THE AIM FUNDS


REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES
We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class B1, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

   If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

   You may be charged a redemption fee on certain redemptions, including exchanges. See ''Redeeming Shares -- Redemption Fee.''

PERMITTED EXCHANGES

Except as otherwise stated under ''Exchanges Not Permitted,'' you generally may exchange your shares for shares of the same class of another fund.

EXCHANGE FROM                 EXCHANGE TO                   ALLOWED PROHIBITED
------------- --------------------------------------------  ------- ----------

  Class A     Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A     Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class A3    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A3 Shares of AIM Limited Maturity      X
                  Treasury Fund and AIM Tax- Free
                  Intermediate Fund cannot be exchanged
                  for Class A Shares of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A3    Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class B     Class B.                                         X

  Class B     Class A, A3, B1, C, P, R, AIM Cash Reserve                X
              Shares, Institutional or Investor Class
              Shares.

  Class B1    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

                                 THE AIM FUNDS


EXCHANGE FROM                        EXCHANGE TO             ALLOWED PROHIBITED
-------------             ---------------------------------  ------- ----------
Class B1                  Class B, C, P, R or Institutional
                          Class Shares.                                  X

Class C                   Class C.                              X

Class C                   Class A, A3, B, B1, P, R, AIM
                          Cash Reserve Shares,
                          Institutional or

                          Investor Class shares.                         X

Class R                   Class R                               X

Class R                   Class A, A3, B, B1, C, P, AIM
                          Cash Reserve Shares,
                          Institutional or Investor

                          Class shares.                                  X

AIM Cash Reserve Shares   Class A, A3, B, C, R, or Investor
                          Class shares. Exceptions are:
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.
                          .   Shares to be exchanged for        X
                              Class B, C or R shares must
                              not have been acquired by
                              exchange from Class A shares
                              of any fund.
                          .   Investor Class Shares of all
                              funds are currently offered
                              to new investors only on a
                              limited basis.

AIM Cash Reserve Shares   Class B1, P or Institutional
                          Class shares.                                  X

Institutional Class       Institutional Class                   X

Institutional Class       Class A, A3, B, B1, C, P, R, AIM
                          Cash Reserve Shares or Investor
                          Class shares.                                  X

Investor Class            A, A3, or Investor Class.
                          Exceptions are:

                          .   Investor Class shares cannot
                              be exchanged for Class A
                              shares of any fund which
                              offers Investor Class shares.     X
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.

Investor Class            Class B, B1, C, P, R, AIM Cash
                          Reserve Shares or Institutional
                          Class shares.                                  X

Class P                   Class A, A3, or AIM Cash Reserve
                          Shares. Exceptions are:

                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.                    X

Class P                   Class B, B1, C, R, Institutional
                          or Investor Class shares.                      X

   You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

         (i) you acquired the original shares before May 1, 1994; or

         (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

         (ii)on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (b) Class A shares of AIM Tax-Exempt Cash Fund; or

(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class B1 shares for Class A, A3, Investor Class shares or AIM Cash Reserve Shares;

(4) Class C shares for other Class C shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

                                 THE AIM FUNDS


(2)Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund;

(3)on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1)Class A shares of Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2)Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3)AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

..   Shares of the fund you wish to acquire must be available for sale in your state of residence;

..   Exchanges must be made between accounts with identical registration information;

..   The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

..   Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

..   If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS B1, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B, Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares.

   If you redeem Class B or Class C shares acquired by exchange via a repurchase offer by the closed-end AIM Floating Rate Fund, prior to April 13, 2006, you will be credited with the time period you held the Class B or Class C shares of the closed-end AIM Floating Rate Fund for the purpose of computing the CDSC applicable to those exchanged shares.

   If you redeem Class B1 or Class C shares of AIM Floating Rate Fund that were acquired on April 13, 2006 when AIM Floating Rate Fund was reorganized as an open-end fund, you will be credited with the time period you held Class B or Class C shares of the closed-end AIM Floating Rate Fund, for the purpose of computing the CDSC if you later redeem such shares.

                                 THE AIM FUNDS


EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

..   REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;)

..   MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;

..   REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND
    SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR

..   SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS
    PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

   Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially ''stale'' prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

   AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

   Specific types of securities are valued as follows:

   Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt
Securities: Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

   Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

   Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

   Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

   Fixed Income Securities: Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.

                                 THE AIM FUNDS


   Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

   Futures and Options: Futures and options are valued on the basis of market quotations, if available.

   Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

   Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

   For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

   For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

   The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

   Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

   INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING ''OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND'' IN THEIR PROSPECTUS.

   The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

Obtaining Additional Information

--------------------------------------------------------------------------------




More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



                 By Telephone:    (800) 959-4246

                 On the Internet: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAIs, annual
                                  or semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM



The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  AIM Gold & Precious Metals Fund
  SEC 1940 Act file number: 811-03826



                               [LOGO]

AIMinvestments.com I-GPM-PRO-1 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                               AIM Leisure Fund

                                                                     PROSPECTUS

                                                                  July 31, 2006

AIM Leisure Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Investor Class, Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares--Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                               AIM LEISURE FUND


TABLE OF CONTENTS

--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          3

FEE TABLE AND EXPENSE EXAMPLE                                              4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  4

Expense Example                                                            4

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            5
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT GOAL, STRATEGIES AND RISKS                                      6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Goal and Strategies                                                        6

Risks                                                                      6

DISCLOSURE OF PORTFOLIO HOLDINGS                                           7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                8

Advisor Compensation                                                       8

Portfolio Manager(s)                                                       8

OTHER INFORMATION                                                          9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Sales Charges                                                              9

Dividends and Distributions                                                9

FINANCIAL HIGHLIGHTS                                                      10
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Choosing a Share Class                                                   A-1

Excessive Short-Term Trading Activity Disclosures                        A-5

Purchasing Shares                                                        A-7

Redeeming Shares                                                         A-9

Exchanging Shares                                                       A-11

Pricing of Shares                                                       A-14

Taxes                                                                   A-16

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc.
AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               AIM LEISURE FUND


RISK/RETURN SUMMARY

--------------------------------------------------------------------------------


INVESTMENT GOAL...........................      The fund's investment goal is
                                                to provide capital growth.

PRIMARY INVESTMENT STRATEGIES.............      The fund normally invests at
                                                least 80% of its total assets
                                                in equity securities of
                                                companies engaged in the
                                                design, production and
                                                distribution of products and
                                                services related to leisure
                                                activities of individuals (the
                                                leisure sector). Companies in
                                                the leisure sector are those in
                                                the following industries:
                                                hotel, gaming, publishing,
                                                advertising, beverage,
                                                audio/video,
                                                broadcasting-radio/television,
                                                cable and satellite, motion
                                                picture, recreation services
                                                and entertainment, retail and
                                                toy.

                                                The portfolio manager uses a
                                                research-oriented "bottom-up"
                                                investment approach, focusing
                                                on company fundamentals and
                                                growth prospects. In general,
                                                the fund emphasizes companies
                                                that the advisor believes have
                                                stable and consistent earnings
                                                power, defensible market
                                                positions and a blend of mix
                                                earnings growth and dividend
                                                yield.

                                                Please see "Investment Goal,
                                                Strategies and Risks" for
                                                additional information
                                                regarding the funds investment
                                                strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:



 Market Risk                            Equity Securities Risk

 Sector Fund Risk                       Leisure Industry Risk

 Foreign Securities Risk                Derivatives Risk

 Leverage Risk                          Management Risk

 [Active Trading Risk]



                                                Please see "Investment Goal,
                                                Strategies and Risks" for a
                                                description of these risks and
                                                other risks of investing in the
                                                fund.

                                                There is a risk that you could
                                                lose all or a portion of your
                                                investment in the fund and that
                                                the income you may receive from
                                                your investment may vary. The
                                                value of your investment in the
                                                fund will rise and fall with
                                                the prices of the securities in
                                                which the fund invests. An
                                                investment in the fund is not a
                                                deposit in a bank and is not
                                                insured or guaranteed by the
                                                Federal Deposit Insurance
                                                Corporation or any other
                                                governmental agency.

                               AIM LEISURE FUND


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Investor Class shares from year to year. The bar chart does not reflect sales loads. Investor Class shares are not subject to front-end or back-end sales loads.

                                    [CHART]

12/31/96   12/31/97   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02   12/31/03   12/31/04   12/31/05
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
9.08%      26.46%     29.78%     65.59%     -7.97%     4.10%      -15.41%    30.31%     13.60%

  The Investor Class shares' year-to-date total return as of June 30, 2006 was %.

  During the period shown in the bar chart, the highest quarterly return was
    % (quarter-ended       ) and the lowest quarterly return was     %
(quarter-ended       ).

                               AIM LEISURE FUND



PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS/1,2/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


(for the periods ended December 31, 2005)                                SINCE     INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS INCEPTION/3/   DATE
--------------------------------------------------------------------------------------------
Investor Class                                                                     01/19/84
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and
  Sale of Fund Shares
Class A                                                                            03/28/02
  Return Before Taxes
Class B                                                                            03/28/02
  Return Before Taxes
Class C                                                                            02/14/00
  Return Before Taxes
Class R                                                                            10/25/05
  Return Before Taxes
--------------------------------------------------------------------------------------------
S&P 500 Index/4/
--------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class only and after-tax returns for Class A, B, C and R will vary. /1/ Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.
/2/ The total returns are for those classes of shares with a full calendar year of performance.
/3/ Since inception performance is only provided for a class with less than ten calendar years of performance.
/4/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.

                               AIM LEISURE FUND


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


       (fees paid directly
       from your                                                INVESTOR
       investment)         CLASS A  CLASS B   CLASS C   CLASS R  CLASS
       -----------------------------------------------------------------

       Maximum Front-
       End Sales Charge
       on purchases as a
       percentage of
       offering price         5.50%  None      None        None   None

       Maximum
       Contingent
       Deferred Sales
       Charge (CDSC) as
       a percentage of the
       total original cost
       or current market
       value of the shares None/1/   5.00%/2/  1.00%/2/ None/1/   None



ANNUAL FUND OPERATING EXPENSES/3/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


          (expenses that are
          deducted from                                       INVESTOR
          fund assets)        CLASS A CLASS B CLASS C CLASS R  CLASS
          ------------------------------------------------------------

          Management Fees         %       %       %       %        %

          Distribution and/or
          Service (12b-1)
          Fees/4/

          Other Expenses

          Total Annual Fund
          Operating
          Expenses/5,6/
          ------------------------------------------------------------


[/1/ A contingent deferred sales charge may apply in some cases See
     "Shareholder Information--Choosing a Share Class--Sales Charge."
/2/ A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."
/3/ There is no guarantee that actual expenses will be the same as those shown in the table.
/4/ The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.
/5/ The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) for AIM Leisure Fund to 1.90%, 1.90%, 2.65%, 2.65% and 2.15% of average daily net assets on Investor Class, Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Operating Expense to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales;
    (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least June 30, 2006.
/6/ At the request of the Board of Trustees, AMVESCAP PLC has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the item in Note 5 above and net of this arrangement were 1.32%, 1.32%, 2.07% and 2.07% for Investor Class, Class A, Class B and Class C shares, respectively, for the year ended March 31, 2006.]

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.
  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------
                 Class A          $      $       $        $
                 Class B
                 Class C
                 Class R
                 Investor Class
                 ----------------------------------------------



You would pay the following expenses if you did not redeem your shares:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------
                 Class A          $      $       $        $
                 Class B
                 Class C
                 Class R
                 Investor Class
                 ----------------------------------------------

                               AIM LEISURE FUND


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

 . You invest $10,000 in the fund and hold it for the entire 10 year period;
 . Your investment has a 5% return before expenses each year;
 . The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
 . Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and
 . There is no sales charge on reinvested dividends.

  There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.




CLASS A (INCLUDES MAXIMUM SALES CHARGE) YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS A (WITHOUT MAXIMUM SALES CHARGE)  YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS B/2/                              YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS C/2/                              YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS R                                 YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

INVESTOR CLASS                          YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------


/1/ Your actual expenses may be higher or lower than those shown.
/2/ The hypothetical assumes you hold your investment for a full 10 years.
    Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

                               AIM LEISURE FUND



INVESTMENT GOAL, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

GOAL AND STRATEGIES
The fund's investment goal is to provide capital growth.
  The fund seeks to meet its goal by investing, normally, at least 80% of its total assets in equity securities of issuers that are engaged in the design, production and distribution of products and services related to leisure activities of individuals (the leisure sector). Equity securities include common stocks, preferred stocks, convertible securities, warrants to purchase equity securities, futures, puts, calls and options on equity securities and derivative instruments that in the judgement of the fund's advisor have economic characteristics similar to equity securities.
  Companies in the leisure sector include, but are not limited to, those involved in the design, production and distribution of products or services related to the leisure activities of individuals. These companies operate in the following industries: hotel, gaming, publishing, advertising, beverage, audio/video, broadcasting-radio/television, cable and satellite, motion picture, recreation services and entertainment, retail and toy.
  The fund considers a company to be doing business in the leisure sector if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from products or services related to leisure activities of individuals; (2) at least 50% of its assets are devoted to producing revenues through products or services related to leisure activities of individuals; or (3) based on other available information, the portfolio manager determines that its primary business is in products or services related to leisure activities of individuals.
  The fund invests up to 25% its assets in securities of non-U.S. issuers doing business in the leisure-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  The portfolio manager believes that investment opportunities are driven by long-term themes that support growth of the leisure sector such as demographic and income trends, and technology innovation and integration and globalization. The portfolio manager seeks to invest in companies with growth potential regardless of the economic environment, and also seeks to diversify the fund across the leisure sector. The portfolio manager intends to adjust portfolio weightings depending on prevailing economic conditions and relative valuations of securities.
  In selecting securities for the fund, the portfolio manager uses a bottom-up investment approach using a combination of quantitative, fundamental and valuation analyses. The portfolio manager focuses on businesses related to leisure activities of individuals with (1) strong fundamentals and promising growth potential; (2) valuations below those of the broad market and
(3) managements that have long-term visions for their companies and the skills needed to grow their market share and earnings at faster rates than their competitors. The fund invests in companies of all market capitalizations, but favors mid-to-large capitalization companies. In general, the fund emphasizes companies that the portfolio manager believes are strongly managed and will generate above average long-term capital appreciation.
  The portfolio manager will consider selling a security if: (1) there is a negative change in the company's or industry's fundamentals, or (2) the investment reaches the portfolio manager's target price.
  The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's adviser. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.
  [The fund may engage in active and frequent trading of portfolio securities to achieve its investment goals.]

RISKS
The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
  Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
  Sector Fund Risk -- The fund's investments are concentrated in a comparatively narrow segment of the economy, the leisure sector. This means that the fund's investment concentration in the leisure sector is higher than most mutual funds and the broad securities market.

                               AIM LEISURE FUND


Consequently, the fund tends to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund tends to rise and fall more rapidly.
  Leisure Fund Risk--The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Video and electronic games are subject to the risk of rapid obsolescence.
  Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
  Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
  Leverage Risk--The use of synthetic securities and derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
  [Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment goals. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.]
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager will produce the desired results.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:



                             APPROXIMATE DATE OF       INFORMATION REMAINS
 INFORMATION                   WEBSITE POSTING          POSTED ON WEBSITE
 -----------------------------------------------------------------------------
 Top ten holdings as of
  month-end                15 days after month-end   Until posting of the
                                                      following month's top
                                                      ten holdings
 -----------------------------------------------------------------------------
 Complete portfolio
  holdings as of calendar
  quarter-end              30 days after calendar
                            quarter-end              For one year
 -----------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                               AIM LEISURE FUND


FUND MANAGEMENT

--------------------------------------------------------------------------------


THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment goals.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation
of     % of average daily net assets.
  A discussion regarding the basis for the Board of Trustees approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

PORTFOLIO MANAGERS
Mark D. Greenberg, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1996.
  He is assisted by the advisor's Leisure Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http//www.aiminvestments.com. The website is not part of this prospectus.
  The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

                               AIM LEISURE FUND


OTHER INFORMATION

--------------------------------------------------------------------------------



SALES CHARGES
Purchases of Class A shares of AIM Leisure Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.



DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist of capital gains.

DIVIDENDS
The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes long-term and short-term capital gains, if any, annually.

                               AIM LEISURE FUND


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by           , whose report, along with the
fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                         CLASS A
                                                                   -------------------
                                                                   YEAR ENDED MARCH 31,
                                                                   -------------------
                                                                   2006  2005 2004 2003
                                                                   ----  ---- ---- ----
Net asset value, beginning of period
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
---------------------------------------------------------------------------------------
   Total from investment operations
---------------------------------------------------------------------------------------
Net asset value, end of period
---------------------------------------------------------------------------------------
Total return
---------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
---------------------------------------------------------------------------------------
Portfolio turnover rate
---------------------------------------------------------------------------------------

                               AIM LEISURE FUND

--------------------------------------------------------------------------------


                                                                         CLASS B
                                                                   -------------------
                                                                   YEAR ENDED MARCH 31,
                                                                   -------------------
                                                                   2006  2005 2004 2003
                                                                   ----  ---- ---- ----
Net asset value, beginning of period
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
---------------------------------------------------------------------------------------
   Total from investment operations
---------------------------------------------------------------------------------------
Net asset value, end of period
---------------------------------------------------------------------------------------
Total return
---------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
---------------------------------------------------------------------------------------
Portfolio turnover rate
---------------------------------------------------------------------------------------

                               AIM LEISURE FUND

--------------------------------------------------------------------------------


                                                                           CLASS C
                                                                   ------------------------
                                                                     YEAR ENDED MARCH 31,
                                                                   ------------------------
                                                                   2006 2005 2004 2003 2002
                                                                   ---- ---- ---- ---- ----
Net asset value, beginning of period
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------
   Total from investment operations
-------------------------------------------------------------------------------------------
Less distributions from net realized gains
-------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------
Total return
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

                               AIM LEISURE FUND

--------------------------------------------------------------------------------



                                                                          CLASS R
                                                                   ----------------------
                                                                      OCTOBER 25, 2005
                                                                   (DATE SALES COMMENCED)
                                                                     TO MARCH 31, 2006
                                                                   ----------------------
Net asset value, beginning of period
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-----------------------------------------------------------------------------------------
   Total from investment operations
-----------------------------------------------------------------------------------------
Less distributions from net realized gains
-----------------------------------------------------------------------------------------
Net asset value, end of period
-----------------------------------------------------------------------------------------
Total return
-----------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
-----------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
-----------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-----------------------------------------------------------------------------------------
Portfolio turnover rate
-----------------------------------------------------------------------------------------

                               AIM LEISURE FUND

--------------------------------------------------------------------------------


                                                                        INVESTOR CLASS
                                                                   ------------------------
                                                                     YEAR ENDED MARCH 31,
                                                                   ------------------------
                                                                   2006 2005 2004 2003 2002
                                                                   ---- ---- ---- ---- ----
Net asset value, beginning of period
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------
   Total from investment operations
-------------------------------------------------------------------------------------------
Less distributions from net realized gains
-------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------
Total return
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

                                 THE AIM FUNDS

SHAREHOLDER INFORMATION

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

All of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

    CLASS A/1/            CLASS A3            CLASS B/4/              CLASS C               CLASS R          INVESTOR CLASS
    ----------       -------------------  -------------------- ---------------------- -------------------  -------------------
..   Initial sales    .   No initial       .   No initial       .   No initial         .   No initial       .   No initial
    charge               sales charge         sales charge         sales charge           sales charge         sales charge

..   Reduced or       .   No contingent    .   Contingent       .   Contingent         .   Generally, no    .   No contingent
    waived initial       deferred sales       deferred sales       deferred sales         contingent           deferred sales
    sales charge         charge               charge on            charge on              deferred sales       charge
    for certain                               redemptions          redemptions            charge/2/
    purchases/2/                              within six years     within one year/7/

..   Lower            .   12b-1 fee of     .   12b-1 fee of     .   12b-1 fee of       .   12b-1 fee of     .   12b-1 fee of
    distribution         0.25%                1.00%                1.00%/8/               0.50%                0.25%/3/
    and service
    (12b-1) fee
    than Class B,
    Class C or
    Class R shares
    (See "Fee Table
    and Expense
    Example")/3/

                     .   Does not         .   Converts to      .   Does not           .   Does not         .   Does not
                         convert to           Class A shares       convert to             convert to           convert to
                         Class A shares       on or about the      Class A shares         Class A shares       Class A shares
                                              end of the
                                              month which is
                                              at least eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions/5/

..   Generally more   .   Available only   .   Purchase orders  .   Generally more     .   Generally, only  .   Closed to new
    appropriate for      for a limited        limited to           appropriate for        available to         investors,
    long-term            number of funds      amount less          short- term            employee             except as
    investors                                 than $               investors              benefit              described in
                                              100,000/6/                                  plans/10/            the "Purchasing
                                                                                                               Shares --
                                                               .   Purchase orders                             Grandfathered
                                                                   limited to                                  Investors"
                                                                   amount less                                 section of your
                                                                   than $1,000,000/9/                          prospectus

Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details. Class B1 shares of AIM Floating Rate Fund are not available for purchase by either current Class B1 shareholders or by new investors and are not discussed in the chart above. For information on Class B1 shares, consult the fund's prospectus.

--------
/1/ As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.
/2/  A contingent deferred sales charge may apply in some cases.
/3/ Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
/4/ Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
/5/ AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. /6/ Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/7/ A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund.
/8/ Class C shares of AIM Floating Rate Fund have a Rule 12b-1 fee of 0.75%. /9/ Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/10/ Generally, Class R shares are only available to employee benefit plans.
     These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

                                 THE AIM FUNDS


DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The funds (except AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES

                                               INVESTOR'S
                                              SALES CHARGE
                                        ------------------------
AMOUNT OF INVESTMENT                      AS A % OF    AS A % OF
IN SINGLE TRANSACTION                   OFFERING PRICE INVESTMENT
---------------------                   -------------- ----------
$ 25,000     Less than $   25,000 .....      5.50%        5.82%
$ 25,000 but less than $   50,000 .....      5.25         5.54
$ 50,000 but less than $  100,000 .....      4.75         4.99
$100,000 but less than $  250,000 .....      3.75         3.90
$250,000 but less than $  500,000 .....      3.00         3.09
$500,000 but less than $1,000,000 .....      2.00         2.04

CATEGORY II INITIAL SALES CHARGES

                                             INVESTOR'S
                                            SALES CHARGE
                                      ------------------------
AMOUNT OF INVESTMENT                    AS A % OF    AS A % OF
IN SINGLE TRANSACTION                 OFFERING PRICE INVESTMENT
---------------------                 -------------- ----------
             Less than $   50,000 ...      4.75%        4.99%
$ 50,000 but less than $  100,000 ...      4.00         4.17
$100,000 but less than $  250,000 ...      3.75         3.90
$250,000 but less than $  500,000 ...      2.50         2.56
$500,000 but less than $1,000,000 ...      2.00         2.04

CATEGORY III INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      1.00%        1.01%
$ 100,000 but less than $  250,000 ...      0.75         0.76
$ 250,000 but less than $1,000,000 ...      0.50         0.50

AIM ENHANCED SHORT BOND FUND, AIM FLOATING RATE FUND AND AIM SHORT TERM BOND FUND INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      2.50%        2.56%
$ 100,000 but less than $  250,000 ...      2.00         2.04
$ 250,000 but less than $  500,000 ...      1.50         1.52
$ 500,000 but less than $1,000,000 ...      1.25         1.27

SHARES SOLD WITHOUT A SALES CHARGE

You will not pay:

..   an initial sales charge on purchases of Class A shares of AIM Tax-Exempt
    Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

..   an initial sales charge or a contingent deferred sales charge (CDSC) on
    Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund; or

..   an initial sales charge or a CDSC on Investor Class shares of any fund.

                                 THE AIM FUNDS


PURCHASE OF CLASS A SHARES AT NET ASSET VALUE

Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

   Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares:

..   A I M Management Group Inc., and its affiliates, or their clients;

..   Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of A I M Management Group Inc., its affiliates or The AIM Family of Funds, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

..   Sales representatives and employees (and members of their Immediate Family)
    of selling group members of financial institutions that have arrangements with such selling group members;

..   Purchases through approved fee-based programs;

..   Employer-sponsored retirement plans that are Qualified Purchasers, provided that:

    a. a plan's assets are at least $1 million;

    b. there are at least 100 employees eligible to participate in the plan; or

    c. all plan transactions are executed through a single omnibus account per AIM fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that retirement plans maintained pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, (the Code) are not eligible to purchase shares at net asset value based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code;

..   Shareholders of Investor Class shares of an AIM fund;

..   Qualified Tuition Programs created and maintained in accordance with
    Section 529 of the Code;

..   Insurance company separate accounts;

..   Transfers to IRAs that are attributable to AIM fund investments held in
    403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

..   Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPS, Money
    Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, or a description of any defined term used above, please consult the fund's website at www.aiminvestments.com and click on the links "My Account",Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

   If you currently own Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

   Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

   You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

   ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES OF FUNDS OTHER THAN AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

                                                   CLASS CLASS
YEAR SINCE PURCHASE MADE                             B     C
------------------------                           ----- -----
First.............................................    5%    1%
Second............................................    4  None
Third.............................................    3  None
Fourth............................................    3  None
Fifth.............................................    2  None
Sixth.............................................    1  None
Seventh and following............................. None  None

CONTINGENT DEFERRED SALES CHARGES FOR CLASS C SHARES OF AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                 THE AIM FUNDS

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B1 SHARES OF AIM FLOATING RATE FUND

On April 13, 2006, AIM Floating Rate Fund, a closed-end fund, was reorganized as an open-end fund. Certain shareholders of Class B shares of closed-end AIM Floating Rate Fund (Closed-End Fund) received Class B1 shares of the open-end AIM Floating Rate Fund in the reorganization. Class B1 shares are not available for purchase. If you redeem those shares, they are subject to a CDSC in the following percentages:

YEAR SINCE PURCHASE MADE (HOLDING PERIOD)          CLASS B1
-----------------------------------------          --------
First.............................................    3.0%
Second............................................    2.5%
Third.............................................    2.0%
Fourth............................................    1.0%
Longer than Four Years............................   None

For purposes of determining the holding period, the date you acquired Class B shares of the Closed-End Fund is the start of the holding period.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

   Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION

You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, B1, C or R) and investments in the AIM College Savings PlanSM for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

..   on shares purchased by reinvesting dividends and distributions;

..   when exchanging shares among certain funds; or

..   when a merger, consolidation, or acquisition of assets of a fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

..   if you redeem Class B shares you held for more than six years;

..   if you redeem Class B1 shares you held for more than four years from date of purchase of Class B shares of AIM Floating Rate Fund's predecessor, the Closed-End Fund;

..   if you redeem Class C shares you held for more than one year;

..   if you redeem Class C shares of a fund other than AIM Enhanced Short Bond
    Fund or AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund;

..   if you redeem Class C shares of AIM Enhanced Short Bond Fund or AIM Short
    Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

..   if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

                                 THE AIM FUNDS


..   if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

..   if you are a participant in a qualified retirement plan and redeem Class A,
    Class C or Class R shares in order to fund a distribution;

..   if you participate in the Systematic Redemption Plan and withdraw up to 12%
    of the value of your shares that are subject to a CDSC in any twelve-month period;

..   if you redeem shares to pay account fees;

..   for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

..   if you redeem shares acquired through reinvestment of dividends and distributions; and

..   on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

   ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

   ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

   ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

   You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive

                                 THE AIM FUNDS

short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

   AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1)trade activity monitoring;

(2)trading guidelines;

(3)redemption fee on trades in certain funds; and

(4)use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

   Money Market Funds. The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

   The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

..   The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

..   One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

..   The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

..   Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

   The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

                                 THE AIM FUNDS


   The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

   Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

   The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

   For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                 THE AIM FUNDS


PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                 INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                INVESTMENTS                          INVESTMENTS
---------------                -----------                          -----------
Employer-Sponsored Retirement    $    0    ($25 per fund                $25
  Plans (includes section                  investment for salary
  401, 403 and 457 plans, and              deferrals from
  SEP, SARSEP and SIMPLE IRA               Employer-Sponsored
  plans)......................             Retirement Plans)

Systematic Purchase Plan......       50                                  50
IRA, Roth IRA or Coverdell ESA      250                                  25
All other accounts............    1,000                                  50

ADI has the discretion to
  accept orders for lesser
  amounts.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS

                            OPENING AN ACCOUNT        ADDING TO AN ACCOUNT
                            ------------------------  ------------------------
Through a Financial Advisor Contact your financial    Same
                            advisor.

By Mail                     Mail completed account    Mail your check and the
                            application and check to  remittance slip from
                            the transfer agent, AIM   your confirmation
                            Investment Services,      statement to the
                            Inc., P.O. Box 4739,      transfer agent.
                            Houston, TX 77210-4739.

By Wire                     Mail completed account    Call the transfer agent
                            application to the        to receive a reference
                            transfer agent. Call the  number. Then, use the
                            transfer agent at (800)   wire instructions at
                            959-4246 to receive a     left.
                            reference number. Then,
                            use the following wire
                            instructions:

                            Beneficiary Bank
                            ABA/Routing #: 021000021
                            Beneficiary Account
                            Number: 00100366807
                            Beneficiary Account
                            Name: AIM Investment
                            Services, Inc. RFB: Fund
                            Name, Reference # OBI:
                            Your Name, Account #

By Telephone                Open your account using   Select the AIM Bank
                            one of the methods        ConnectionSM option on
                            described above.          your completed account
                                                      application or complete
                                                      an AIM Bank Connection
                                                      form. Mail the
                                                      application or form to
                                                      the transfer agent. Once
                                                      the transfer agent has
                                                      received the form, call
                                                      the transfer agent to
                                                      place your purchase
                                                      order.

                                                      Call the AIM 24-hour
                                                      Automated Investor Line
                                                      at 1-800-246-5463. You
                                                      may place your order
                                                      after you have provided
                                                      the bank instructions
                                                      that will be requested.

By Internet                 Open your account using   Access your account at
                            one of the methods        www.aiminvestments.com.
                            described above.          The proper bank
                                                      instructions must have
                                                      been provided on your
                                                      account. You may not
                                                      purchase shares in
                                                      retirement accounts on
                                                      the internet.

                                 THE AIM FUNDS


GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN

You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

   You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS

Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use ADI sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI also assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                 THE AIM FUNDS


REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

 AIM Asia Pacific Growth Fund           AIM Global Value Fund
 AIM China Fund                         AIM High Yield Fund
 AIM Developing Markets Fund            AIM International Allocation Fund
 AIM European Growth Fund               AIM International Bond Fund
 AIM European Small Company Fund        AIM International Core Equity Fund
 AIM Floating Rate Fund                 AIM International Growth Fund
 AIM Global Aggressive Growth Fund      AIM International Small Company Fund
 AIM Global Equity Fund                 AIM Japan Fund
 AIM Global Growth Fund                 AIM S&P 500 Index Fund
 AIM Global Real Estate Fund            AIM Trimark Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

   The 2% redemption fee generally will not be charged on transactions involving the following:

(1)total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2)total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3)total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4)total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5)total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic with-drawal plan established with the funds or a financial intermediary;

(6)total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
   (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7)total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8)redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through
(8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

   Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

   The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

   Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares at net asset value,

                                 THE AIM FUNDS


your shares may be subject to a CDSC upon redemption as described below.

       SHARES INITIALLY PURCHASED              SHARES HELD AFTER AN EXCHANGE        CDSC APPLICABLE UPON REDEMPTION OF SHARES
       --------------------------         ----------------------------------------  -----------------------------------------

.. Class A shares of Category I or II      . Class A shares of Category I or II       . 1% if shares are redeemed within 18
   Fund, AIM Enhanced Short Bond             Fund, AIM Enhanced Short Bond               months of initial purchase of
   Fund, AIM Floating Rate Fund or AIM       Fund, AIM Floating Rate Fund or             Category I or II Fund, AIM
   Short Term Bond Fund                      AIM Short Term Bond Fund                    Enhanced Short Bond Fund, AIM
                                                                                         Floating Rate Fund or AIM Short
                                                                                         Term Bond Fund shares

                                          . Class A shares of Category III Fund/2/


                                          . AIM Cash Reserve Shares of AIM
                                             Money Market Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category I or II       . 1% if shares are redeemed within 18
                                             Fund, AIM Enhanced Short Bond               months of initial purchase of
                                             Fund, AIM Floating Rate Fund or             Category III Fund shares
                                             AIM Short Term Bond Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category III Fund/2/    . No CDSC

                                          . Class A shares of AIM Tax- Exempt
                                             Cash Fund

                                          . AIM Cash Reserve Shares of AIM
                                             Money Market

--------
/1/ As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
/2/ Class A shares of a Category I, II or III Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a repurchase offer by closed-end AIM Floating Rate Fund prior to April 13, 2006, the early withdrawal charge applicable to shares of closed-end AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 THE AIM FUNDS


HOW TO REDEEM SHARES

Through a Financial Advisor  Contact your financial advisor, including your retirement plan or program sponsor.
By Mail                      Send a written request to the transfer agent.
                             Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 591/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                 Call the transfer agent at 1-800-959-4246 or our
                             AIM 24-hour Automated Investor Line at
                             1-800-246-5463. You will be allowed to redeem by telephone if (1) the proceeds are to be mailed to the address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold physical share certificates; (3) you can provide proper identification information; (4) the proceeds of the redemption do not exceed
                             $250,000; and (5) you have not previously declined the telephone redemption privilege.
                             Certain retirement accounts and 403(b) plans, may not be redeemed by telephone. For funds other than Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must receive your call before the last net asset value determination on a business day in order to effect the redemption at that day's closing price. You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement accounts may be requested in writing.

By Internet                  Place your redemption request at
                             www.aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $
                             250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. For funds other than Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must confirm your transaction before the last net asset value determination on a business day in order to effect the redemption at that day's closing price.

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                 THE AIM FUNDS


REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES
We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class B1, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

   If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

   You may be charged a redemption fee on certain redemptions, including exchanges. See ''Redeeming Shares -- Redemption Fee.''

PERMITTED EXCHANGES

Except as otherwise stated under ''Exchanges Not Permitted,'' you generally may exchange your shares for shares of the same class of another fund.

EXCHANGE FROM                 EXCHANGE TO                   ALLOWED PROHIBITED
------------- --------------------------------------------  ------- ----------

  Class A     Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A     Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class A3    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A3 Shares of AIM Limited Maturity      X
                  Treasury Fund and AIM Tax- Free
                  Intermediate Fund cannot be exchanged
                  for Class A Shares of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A3    Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class B     Class B.                                         X

  Class B     Class A, A3, B1, C, P, R, AIM Cash Reserve                X
              Shares, Institutional or Investor Class
              Shares.

  Class B1    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

                                 THE AIM FUNDS


EXCHANGE FROM                        EXCHANGE TO             ALLOWED PROHIBITED
-------------             ---------------------------------  ------- ----------
Class B1                  Class B, C, P, R or Institutional
                          Class Shares.                                  X

Class C                   Class C.                              X

Class C                   Class A, A3, B, B1, P, R, AIM
                          Cash Reserve Shares,
                          Institutional or

                          Investor Class shares.                         X

Class R                   Class R                               X

Class R                   Class A, A3, B, B1, C, P, AIM
                          Cash Reserve Shares,
                          Institutional or Investor

                          Class shares.                                  X

AIM Cash Reserve Shares   Class A, A3, B, C, R, or Investor
                          Class shares. Exceptions are:
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.
                          .   Shares to be exchanged for        X
                              Class B, C or R shares must
                              not have been acquired by
                              exchange from Class A shares
                              of any fund.
                          .   Investor Class Shares of all
                              funds are currently offered
                              to new investors only on a
                              limited basis.

AIM Cash Reserve Shares   Class B1, P or Institutional
                          Class shares.                                  X

Institutional Class       Institutional Class                   X

Institutional Class       Class A, A3, B, B1, C, P, R, AIM
                          Cash Reserve Shares or Investor
                          Class shares.                                  X

Investor Class            A, A3, or Investor Class.
                          Exceptions are:

                          .   Investor Class shares cannot
                              be exchanged for Class A
                              shares of any fund which
                              offers Investor Class shares.     X
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.

Investor Class            Class B, B1, C, P, R, AIM Cash
                          Reserve Shares or Institutional
                          Class shares.                                  X

Class P                   Class A, A3, or AIM Cash Reserve
                          Shares. Exceptions are:

                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.                    X

Class P                   Class B, B1, C, R, Institutional
                          or Investor Class shares.                      X

   You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

         (i) you acquired the original shares before May 1, 1994; or

         (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

         (ii)on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (b) Class A shares of AIM Tax-Exempt Cash Fund; or

(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class B1 shares for Class A, A3, Investor Class shares or AIM Cash Reserve Shares;

(4) Class C shares for other Class C shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

                                 THE AIM FUNDS


(2)Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund;

(3)on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1)Class A shares of Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2)Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3)AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

..   Shares of the fund you wish to acquire must be available for sale in your state of residence;

..   Exchanges must be made between accounts with identical registration information;

..   The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

..   Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

..   If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS B1, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B, Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares.

   If you redeem Class B or Class C shares acquired by exchange via a repurchase offer by the closed-end AIM Floating Rate Fund, prior to April 13, 2006, you will be credited with the time period you held the Class B or Class C shares of the closed-end AIM Floating Rate Fund for the purpose of computing the CDSC applicable to those exchanged shares.

   If you redeem Class B1 or Class C shares of AIM Floating Rate Fund that were acquired on April 13, 2006 when AIM Floating Rate Fund was reorganized as an open-end fund, you will be credited with the time period you held Class B or Class C shares of the closed-end AIM Floating Rate Fund, for the purpose of computing the CDSC if you later redeem such shares.

                                 THE AIM FUNDS


EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

..   REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;)

..   MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;

..   REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND
    SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR

..   SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS
    PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

   Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially ''stale'' prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

   AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

   Specific types of securities are valued as follows:

   Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt
Securities: Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

   Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

   Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

   Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

   Fixed Income Securities: Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.

                                 THE AIM FUNDS


   Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

   Futures and Options: Futures and options are valued on the basis of market quotations, if available.

   Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

   Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

   For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

   For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

   The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

   Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

   INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING ''OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND'' IN THEIR PROSPECTUS.

   The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

Obtaining Additional Information

--------------------------------------------------------------------------------




More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



                 By Telephone:    (800) 959-4246

                 On the Internet: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAIs, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM



The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.


You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  AIM Leisure Fund
  SEC 1940 Act file number: 811-03826



                               [LOGO]

AIMinvestments.com I-LEI-PRO-1 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                            AIM Technology Fund

                                                                     PROSPECTUS

                                                                  July 31, 2006

AIM Technology Fund seeks capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Investor Class, Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares--Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                              AIM TECHNOLOGY FUND


TABLE OF CONTENTS

--------------------------------------------------------------------------------




RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          3

FEE TABLE AND EXPENSE EXAMPLE                                              4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  4

Expense Example                                                            4

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            5
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT GOAL, STRATEGIES AND RISKS                                      6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Goal and Strategies                                                        6

Risks                                                                      6

DISCLOSURE OF PORTFOLIO HOLDINGS                                           7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                8

Advisor Compensation                                                       8

Portfolio Manager(s)                                                       8

OTHER INFORMATION                                                          9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Sales Charges                                                              9

Dividends and Distributions                                                9

FINANCIAL HIGHLIGHTS                                                      10
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Choosing a Share Class                                                   A-1

Excessive Short-Term Trading Activity Disclosures                        A-5

Purchasing Shares                                                        A-7

Redeeming Shares                                                         A-9

Exchanging Shares                                                       A-11

Pricing of Shares                                                       A-14

Taxes                                                                   A-16

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc.
AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              AIM TECHNOLOGY FUND


RISK/RETURN SUMMARY

--------------------------------------------------------------------------------


INVESTMENT GOAL.........................        The fund's investment goal is
                                                to provide capital growth.

PRIMARY INVESTMENT STRATEGIES...........        The fund normally invests at
                                                least 80% of its total assets
                                                in equity securities of
                                                companies in technology-related
                                                industries. Companies in these
                                                industries include, but are not
                                                limited to, those involved in
                                                the design, manufacture,
                                                distribution, licensing, or
                                                provision of various applied
                                                technologies, hardware,
                                                software, semiconductors,
                                                telecommunications equipment,
                                                as well as services and
                                                service-related companies in
                                                information technology.

                                                In selecting securities, the
                                                portfolio manager uses a
                                                research-oriented investment
                                                approach, focusing on company
                                                fundamentals and growth
                                                prospects. In general, the fund
                                                emphasizes companies that the
                                                advisor believes have stable
                                                and consistent earnings and
                                                cash flow growth, defensible
                                                market positions, and
                                                experienced management teams.

                                                Please see "Investment Goal,
                                                Strategies and Risks" for
                                                additional information
                                                regarding the fund's investment
                                                strategies.

PRINCIPAL RISKS.........................        Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:



   Market Risk                            Equity Securities Risk

   Sector Fund Risk                       Technology Industry Risk

   Foreign Securities Risk                Derivatives Risk

   Leverage Risk                          [Active Trading Risk]

   Management Risk



                                                Please see "Investment Goal,
                                                Strategies and Risks" for a
                                                description of these risks and
                                                other risks of investing in the
                                                fund.

                                                There is a risk that you could
                                                lose all or a portion of your
                                                investment in the fund and that
                                                the income you may receive from
                                                your investment may vary. The
                                                value of your investment in the
                                                fund will rise and fall with
                                                the prices of the securities in
                                                which the fund invests. An
                                                investment in the fund is not a
                                                deposit in a bank and is not
                                                insured or guaranteed by the
                                                Federal Deposit Insurance
                                                Corporation or any other
                                                governmental agency.

                              AIM TECHNOLOGY FUND


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Investor Class shares from year to year. The bar chart does not reflect sales loads. Investor Class shares are not subject to front-end or back-end sales loads.

                                    [CHART]

 12/31/96    12/31/97    12/31/98   12/31/99    12/31/00    12/31/01   12/31/02    12/31/03    12/31/04   12/31/05
 --------    --------    --------   --------    --------    --------   --------    --------    --------   --------
  21.75%      8.84%       30.12%     144.94%     -22.77%     -45.51%    -47.22%     43.16%      3.37%


  The Investor Class shares' year-to-date total return as of June 30, 2006 was %.

  During the period shown in the bar chart, the highest quarterly return was
    % (quarter ended       ) and the lowest quarterly return was     % (quarter
ended       ).

                              AIM TECHNOLOGY FUND



PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


(for the periods ended December 31, 2005)                                SINCE     INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS INCEPTION/2/   DATE
--------------------------------------------------------------------------------------------
Investor Class                                                                     01/19/84
  Return Before Taxes                             %       %       %          %
  Return After Taxes on Distributions
  Return After Taxes on Distributions and
  Sale of Fund Shares
Class A                                                                            03/28/02
  Return Before Taxes
Class B                                                                            03/28/02
  Return Before Taxes
Class C                                                                            02/14/00
  Return Before Taxes
--------------------------------------------------------------------------------------------
S&P 500 Index/3,4/
Goldman Sachs Technology Composite Index/5/
Lipper Science & Technology Fund Index/6/
--------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class only and after-tax returns for Class A, B and C will vary.
/1 /Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.
/2/ Since inception performance is only provided for a class with less than ten calendar years of performance.
/3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.
/4/ The fund has also included the Goldman Sachs Technology Composite Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/5/ The Goldman Sachs Technology Composite Index is a modified capitalization weighted index currently composed of 178 companies involved in the technology industry. The index is rebalanced semiannually and becomes effective after the close of business on expiration Friday, or the third Friday of January and July.
/6/ The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.

                              AIM TECHNOLOGY FUND


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


          (fees paid directly
          from your                                          INVESTOR
          investment)                CLASS A CLASS B CLASS C  CLASS
          -----------------------------------------------------------

          Maximum Front-End Sales
          Charge on Purchases
          (as a percentage of
          offering price)             5.50%   None    None     None

          Maximum Contingent
          Deferred Sales Charge
          (CDSC) (as a percentage
          of the total original cost
          or current market value
          of the shares)              None    5.00%   1.00%    None



ANNUAL FUND OPERATING EXPENSES/3/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


           (expenses that are
           deducted from                                     INVESTOR
           fund assets)              CLASS A CLASS B CLASS C  CLASS
           ----------------------------------------------------------

           Management Fees                %       %       %       %

           Distribution and/or
           Service (12b-1) Fees/4,5/

           Other Expenses

           Total Annual Fund
           Operating Expenses

           Fee Waiver

           Net Annual Fund Operating
           Expenses
           ----------------------------------------------------------


[/1/ A contingent deferred sales charge may apply in some cases. See
     "Shareholder Information--Choosing a Share Class--Sales Charge."
/2/ A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."
/3/ There is no guarantee that actual expenses will be the same as those shown in the table.
/4/ The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.
/5/ The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) for AIM Technology Fund to 1.55%, 1.55%, 2.30% and 2.30% of average daily net assets on Investor Class, Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Operating Expense to exceed the caps stated above: (i) interest;
    (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least June 30, 2006.]

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.
  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------
                 Class A          $      $       $        $
                 Class B
                 Class C
                 Investor Class
                 ----------------------------------------------



You would pay the following expenses if you did not redeem your shares:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------
                 Class A          $      $       $        $
                 Class B
                 Class C
                 Investor Class
                 ----------------------------------------------

                              AIM TECHNOLOGY FUND


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

 . You invest $10,000 in the fund and hold it for the entire 10 year period;
 . Your investment has a 5% return before expenses each year;
 . The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
 . Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and
 . There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.




CLASS A (INCLUDES MAXIMUM SALES CHARGE) YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

  Annual Expense Ratio/1/
  Cumulative Return Before Expenses
  Cumulative Return After Expenses
  End of Year Balance
  Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS A (WITHOUT MAXIMUM SALES CHARGE)  YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

  Annual Expense Ratio/1/
  Cumulative Return Before Expenses
  Cumulative Return After Expenses
  End of Year Balance
  Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS B/2/                              YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

  Annual Expense Ratio/1/
  Cumulative Return Before Expenses
  Cumulative Return After Expenses
  End of Year Balance
  Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS C/2/                              YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

  Annual Expense Ratio/1/
  Cumulative Return Before Expenses
  Cumulative Return After Expenses
  End of Year Balance
  Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

INVESTOR CLASS                          YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

  Annual Expense Ratio/1/
  Cummulative Return Before Expenses
  Cummulative Return After Expenses
  End of Year Balance
  Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------


/1/ Your actual expenses may be higher or lower than those shown.
/2/ The hypothetical assumes you hold your investment for a full 10 years.
    Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

                              AIM TECHNOLOGY FUND


INVESTMENT GOAL, STRATEGIES AND RISKS

--------------------------------------------------------------------------------


GOAL AND STRATEGIES
The fund's investment goal is to provide capital growth.
  The fund seeks to meet its goal by investing, normally, at least 80% of its total assets in equity securities of issuers engaged primarily in technology-related industries. Equity securities include common stocks, preferred stocks, convertible securities, warrants to purchase equity securities, and futures, puts, calls and options on equity securities and synthetic and derivative instruments that in the judgement of the fund's advisor have economic characteristics similar to equity securities.
  Companies in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment, as well as services and service-related companies in information technology.
  The fund considers a company to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the portfolio manager determines that its primary business is within technology-related industries.
  The fund invests assets in securities of non-U.S. issuers doing business in technology-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  A majority of the fund's assets are invested in the securities of market-leading technology companies doing business in various subsectors in the technology universe (the "core holdings"). The portfolio manager believes that the securities that comprise the fund's core holdings will maintain or improve their market share regardless of overall economic conditions. These companies are believed to have a strategic advantage over many of their competitors. The portfolio manager believes that these core holdings will provide attractive long-term investment returns.
  The remainder of the fund's assets are invested in the securities of faster-growing, more volatile technology companies that the portfolio manager believes to be emerging leaders in their fields (the "tactical holdings"). The fund will typically hold tactical holdings for a shorter period of time than the fund's core holdings. The portfolio manager believes that these tactical holdings will provide attractive near-term investment returns.
  The portfolio manager constructs the fund's portfolio with the goal of holding 65-85 individual stocks to take advantage of both long and short-term opportunities.
  The fund is driven by two investment themes: (1) increasing usage of information technology in business and consumer products will continue over the long-term, yielding the potential for above-average growth rates for the sector; and (2) technology will continue to create new market opportunities through continual innovation that create periodic exceptional growth opportunities for investors in technology.
  In selecting securities for the fund, the portfolio manager uses a research oriented investment approach using a combination of quantitative, fundamental and valuation analysis. The portfolio manager focuses on attractively valued, well-managed companies in the information-technology sector with the potential to deliver attractive returns. While the portfolio manager may invest in stocks of any market capitalization, the portfolio manager tends to favor mid- and large-cap stocks to avoid liquidity problems that can be associated with some small cap stocks.
  The portfolio manager will consider selling the security of a company if, among other things, (1) its fundamentals change; (2) its earnings are disrupted or disappoint; (3) its management or strategic direction changes; (4) its valuation becomes excessive compared to similar investment opportunities; (5) its technical analysis turns negative; or (6) a more attractive investment opportunity is identified.
  The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's adviser. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.
  [The fund may engage in active and frequent trading of portfolio securities to achieve its investment goal.]

RISKS

The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
  Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective

                              AIM TECHNOLOGY FUND


earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
  Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the technology sector. This means that the fund's investment concentration in the technology sector is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund tends to rise and fall more rapidly.
  Technology Industry Risk--Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.
  Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
  Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
  Leverage Risk--The use of synthetic securities and derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
  [Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment goal. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.]
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager will produce the desired results.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:



                             APPROXIMATE DATE OF       INFORMATION REMAINS
 INFORMATION                   WEBSITE POSTING          POSTED ON WEBSITE
 -----------------------------------------------------------------------------
 Top ten holdings as of
  month-end                15 days after month-end   Until posting of the
                                                      following month's top
                                                      ten holdings
 -----------------------------------------------------------------------------
 Complete portfolio
  holdings as of calendar
  quarter-end              30 days after calendar
                            quarter-end              For one year
 -----------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                              AIM TECHNOLOGY FUND


FUND MANAGEMENT

--------------------------------------------------------------------------------


THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment goals.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation
of     % of average daily net assets.
  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

PORTFOLIO MANAGER(S)
Michelle E. Fenton, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. She has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.
  She is assisted by the advisor's Technology Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http//www.aiminvestments.com. The website is not part of this prospectus.
  The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of her compensation structure, and information regarding other accounts she manages.

                              AIM TECHNOLOGY FUND


OTHER INFORMATION

--------------------------------------------------------------------------------


SALES CHARGES
Purchases of Class A shares of AIM Technology Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.



DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist of capital gains.

DIVIDENDS
The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes long-term and short-term capital gains, if any, annually.

                              AIM TECHNOLOGY FUND


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by               , whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.





                                                                         CLASS A
                                                                   -------------------
                                                                   YEAR ENDED MARCH 31,
                                                                   -------------------
                                                                   2006  2005 2004 2003
                                                                   ----  ---- ---- ----
Net asset value, beginning of period
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
---------------------------------------------------------------------------------------
   Total from investment operations
---------------------------------------------------------------------------------------
Net asset value, end of period
---------------------------------------------------------------------------------------
Total return
---------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
---------------------------------------------------------------------------------------
Portfolio turnover rate
---------------------------------------------------------------------------------------

                              AIM TECHNOLOGY FUND

--------------------------------------------------------------------------------


                                                                         CLASS B
                                                                   -------------------
                                                                   YEAR ENDED MARCH 31,
                                                                   -------------------
                                                                   2006  2005 2004 2003
                                                                   ----  ---- ---- ----
Net asset value, beginning of period
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
---------------------------------------------------------------------------------------
   Total from investment operations
---------------------------------------------------------------------------------------
Net asset value, end of period
---------------------------------------------------------------------------------------
Total return
---------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
---------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
---------------------------------------------------------------------------------------
Portfolio turnover rate
---------------------------------------------------------------------------------------

                              AIM TECHNOLOGY FUND

--------------------------------------------------------------------------------


                                                                           CLASS C
                                                                   ------------------------
                                                                     YEAR ENDED MARCH 31,
                                                                   ------------------------
                                                                   2006 2005 2004 2003 2002
                                                                   ---- ---- ---- ---- ----
Net asset value, beginning of period
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------
   Total from investment operations
-------------------------------------------------------------------------------------------
Less distributions from net realized gains
-------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------
Total return//
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

                              AIM TECHNOLOGY FUND

--------------------------------------------------------------------------------



                                                                        INVESTOR CLASS
                                                                   ------------------------
                                                                     YEAR ENDED MARCH 31,
                                                                   ------------------------
                                                                   2006 2005 2004 2003 2002
                                                                   ---- ---- ---- ---- ----
Net asset value, beginning of period
-------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------
  Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------
   Total from investment operations
-------------------------------------------------------------------------------------------
Less distributions from net realized gains
-------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------
Total return
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

                                 THE AIM FUNDS

SHAREHOLDER INFORMATION

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

All of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

    CLASS A/1/            CLASS A3            CLASS B/4/              CLASS C               CLASS R          INVESTOR CLASS
    ----------       -------------------  -------------------- ---------------------- -------------------  -------------------
..   Initial sales    .   No initial       .   No initial       .   No initial         .   No initial       .   No initial
    charge               sales charge         sales charge         sales charge           sales charge         sales charge

..   Reduced or       .   No contingent    .   Contingent       .   Contingent         .   Generally, no    .   No contingent
    waived initial       deferred sales       deferred sales       deferred sales         contingent           deferred sales
    sales charge         charge               charge on            charge on              deferred sales       charge
    for certain                               redemptions          redemptions            charge/2/
    purchases/2/                              within six years     within one year/7/

..   Lower            .   12b-1 fee of     .   12b-1 fee of     .   12b-1 fee of       .   12b-1 fee of     .   12b-1 fee of
    distribution         0.25%                1.00%                1.00%/8/               0.50%                0.25%/3/
    and service
    (12b-1) fee
    than Class B,
    Class C or
    Class R shares
    (See "Fee Table
    and Expense
    Example")/3/

                     .   Does not         .   Converts to      .   Does not           .   Does not         .   Does not
                         convert to           Class A shares       convert to             convert to           convert to
                         Class A shares       on or about the      Class A shares         Class A shares       Class A shares
                                              end of the
                                              month which is
                                              at least eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions/5/

..   Generally more   .   Available only   .   Purchase orders  .   Generally more     .   Generally, only  .   Closed to new
    appropriate for      for a limited        limited to           appropriate for        available to         investors,
    long-term            number of funds      amount less          short- term            employee             except as
    investors                                 than $               investors              benefit              described in
                                              100,000/6/                                  plans/10/            the "Purchasing
                                                                                                               Shares --
                                                               .   Purchase orders                             Grandfathered
                                                                   limited to                                  Investors"
                                                                   amount less                                 section of your
                                                                   than $1,000,000/9/                          prospectus

Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details. Class B1 shares of AIM Floating Rate Fund are not available for purchase by either current Class B1 shareholders or by new investors and are not discussed in the chart above. For information on Class B1 shares, consult the fund's prospectus.

--------
/1/ As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.
/2/  A contingent deferred sales charge may apply in some cases.
/3/ Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
/4/ Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
/5/ AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. /6/ Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/7/ A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund.
/8/ Class C shares of AIM Floating Rate Fund have a Rule 12b-1 fee of 0.75%. /9/ Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/10/ Generally, Class R shares are only available to employee benefit plans.
     These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

                                 THE AIM FUNDS


DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The funds (except AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES

                                               INVESTOR'S
                                              SALES CHARGE
                                        ------------------------
AMOUNT OF INVESTMENT                      AS A % OF    AS A % OF
IN SINGLE TRANSACTION                   OFFERING PRICE INVESTMENT
---------------------                   -------------- ----------
$ 25,000     Less than $   25,000 .....      5.50%        5.82%
$ 25,000 but less than $   50,000 .....      5.25         5.54
$ 50,000 but less than $  100,000 .....      4.75         4.99
$100,000 but less than $  250,000 .....      3.75         3.90
$250,000 but less than $  500,000 .....      3.00         3.09
$500,000 but less than $1,000,000 .....      2.00         2.04

CATEGORY II INITIAL SALES CHARGES

                                             INVESTOR'S
                                            SALES CHARGE
                                      ------------------------
AMOUNT OF INVESTMENT                    AS A % OF    AS A % OF
IN SINGLE TRANSACTION                 OFFERING PRICE INVESTMENT
---------------------                 -------------- ----------
             Less than $   50,000 ...      4.75%        4.99%
$ 50,000 but less than $  100,000 ...      4.00         4.17
$100,000 but less than $  250,000 ...      3.75         3.90
$250,000 but less than $  500,000 ...      2.50         2.56
$500,000 but less than $1,000,000 ...      2.00         2.04

CATEGORY III INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      1.00%        1.01%
$ 100,000 but less than $  250,000 ...      0.75         0.76
$ 250,000 but less than $1,000,000 ...      0.50         0.50

AIM ENHANCED SHORT BOND FUND, AIM FLOATING RATE FUND AND AIM SHORT TERM BOND FUND INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      2.50%        2.56%
$ 100,000 but less than $  250,000 ...      2.00         2.04
$ 250,000 but less than $  500,000 ...      1.50         1.52
$ 500,000 but less than $1,000,000 ...      1.25         1.27

SHARES SOLD WITHOUT A SALES CHARGE

You will not pay:

..   an initial sales charge on purchases of Class A shares of AIM Tax-Exempt
    Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

..   an initial sales charge or a contingent deferred sales charge (CDSC) on
    Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund; or

..   an initial sales charge or a CDSC on Investor Class shares of any fund.

                                 THE AIM FUNDS


PURCHASE OF CLASS A SHARES AT NET ASSET VALUE

Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

   Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares:

..   A I M Management Group Inc., and its affiliates, or their clients;

..   Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of A I M Management Group Inc., its affiliates or The AIM Family of Funds, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

..   Sales representatives and employees (and members of their Immediate Family)
    of selling group members of financial institutions that have arrangements with such selling group members;

..   Purchases through approved fee-based programs;

..   Employer-sponsored retirement plans that are Qualified Purchasers, provided that:

    a. a plan's assets are at least $1 million;

    b. there are at least 100 employees eligible to participate in the plan; or

    c. all plan transactions are executed through a single omnibus account per AIM fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that retirement plans maintained pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, (the Code) are not eligible to purchase shares at net asset value based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code;

..   Shareholders of Investor Class shares of an AIM fund;

..   Qualified Tuition Programs created and maintained in accordance with
    Section 529 of the Code;

..   Insurance company separate accounts;

..   Transfers to IRAs that are attributable to AIM fund investments held in
    403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

..   Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPS, Money
    Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, or a description of any defined term used above, please consult the fund's website at www.aiminvestments.com and click on the links "My Account",Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

   If you currently own Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

   Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

   You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

   ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES OF FUNDS OTHER THAN AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

                                                   CLASS CLASS
YEAR SINCE PURCHASE MADE                             B     C
------------------------                           ----- -----
First.............................................    5%    1%
Second............................................    4  None
Third.............................................    3  None
Fourth............................................    3  None
Fifth.............................................    2  None
Sixth.............................................    1  None
Seventh and following............................. None  None

CONTINGENT DEFERRED SALES CHARGES FOR CLASS C SHARES OF AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                 THE AIM FUNDS

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B1 SHARES OF AIM FLOATING RATE FUND

On April 13, 2006, AIM Floating Rate Fund, a closed-end fund, was reorganized as an open-end fund. Certain shareholders of Class B shares of closed-end AIM Floating Rate Fund (Closed-End Fund) received Class B1 shares of the open-end AIM Floating Rate Fund in the reorganization. Class B1 shares are not available for purchase. If you redeem those shares, they are subject to a CDSC in the following percentages:

YEAR SINCE PURCHASE MADE (HOLDING PERIOD)          CLASS B1
-----------------------------------------          --------
First.............................................    3.0%
Second............................................    2.5%
Third.............................................    2.0%
Fourth............................................    1.0%
Longer than Four Years............................   None

For purposes of determining the holding period, the date you acquired Class B shares of the Closed-End Fund is the start of the holding period.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

   Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION

You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, B1, C or R) and investments in the AIM College Savings PlanSM for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

..   on shares purchased by reinvesting dividends and distributions;

..   when exchanging shares among certain funds; or

..   when a merger, consolidation, or acquisition of assets of a fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

..   if you redeem Class B shares you held for more than six years;

..   if you redeem Class B1 shares you held for more than four years from date of purchase of Class B shares of AIM Floating Rate Fund's predecessor, the Closed-End Fund;

..   if you redeem Class C shares you held for more than one year;

..   if you redeem Class C shares of a fund other than AIM Enhanced Short Bond
    Fund or AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund;

..   if you redeem Class C shares of AIM Enhanced Short Bond Fund or AIM Short
    Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

..   if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

                                 THE AIM FUNDS


..   if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

..   if you are a participant in a qualified retirement plan and redeem Class A,
    Class C or Class R shares in order to fund a distribution;

..   if you participate in the Systematic Redemption Plan and withdraw up to 12%
    of the value of your shares that are subject to a CDSC in any twelve-month period;

..   if you redeem shares to pay account fees;

..   for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

..   if you redeem shares acquired through reinvestment of dividends and distributions; and

..   on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

   ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

   ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

   ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

   You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive

                                 THE AIM FUNDS

short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

   AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1)trade activity monitoring;

(2)trading guidelines;

(3)redemption fee on trades in certain funds; and

(4)use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

   Money Market Funds. The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

   The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

..   The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

..   One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

..   The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

..   Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

   The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

                                 THE AIM FUNDS


   The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

   Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

   The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

   For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                 THE AIM FUNDS


PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                 INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                INVESTMENTS                          INVESTMENTS
---------------                -----------                          -----------
Employer-Sponsored Retirement    $    0    ($25 per fund                $25
  Plans (includes section                  investment for salary
  401, 403 and 457 plans, and              deferrals from
  SEP, SARSEP and SIMPLE IRA               Employer-Sponsored
  plans)......................             Retirement Plans)

Systematic Purchase Plan......       50                                  50
IRA, Roth IRA or Coverdell ESA      250                                  25
All other accounts............    1,000                                  50

ADI has the discretion to
  accept orders for lesser
  amounts.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS

                            OPENING AN ACCOUNT        ADDING TO AN ACCOUNT
                            ------------------------  ------------------------
Through a Financial Advisor Contact your financial    Same
                            advisor.

By Mail                     Mail completed account    Mail your check and the
                            application and check to  remittance slip from
                            the transfer agent, AIM   your confirmation
                            Investment Services,      statement to the
                            Inc., P.O. Box 4739,      transfer agent.
                            Houston, TX 77210-4739.

By Wire                     Mail completed account    Call the transfer agent
                            application to the        to receive a reference
                            transfer agent. Call the  number. Then, use the
                            transfer agent at (800)   wire instructions at
                            959-4246 to receive a     left.
                            reference number. Then,
                            use the following wire
                            instructions:

                            Beneficiary Bank
                            ABA/Routing #: 021000021
                            Beneficiary Account
                            Number: 00100366807
                            Beneficiary Account
                            Name: AIM Investment
                            Services, Inc. RFB: Fund
                            Name, Reference # OBI:
                            Your Name, Account #

By Telephone                Open your account using   Select the AIM Bank
                            one of the methods        ConnectionSM option on
                            described above.          your completed account
                                                      application or complete
                                                      an AIM Bank Connection
                                                      form. Mail the
                                                      application or form to
                                                      the transfer agent. Once
                                                      the transfer agent has
                                                      received the form, call
                                                      the transfer agent to
                                                      place your purchase
                                                      order.

                                                      Call the AIM 24-hour
                                                      Automated Investor Line
                                                      at 1-800-246-5463. You
                                                      may place your order
                                                      after you have provided
                                                      the bank instructions
                                                      that will be requested.

By Internet                 Open your account using   Access your account at
                            one of the methods        www.aiminvestments.com.
                            described above.          The proper bank
                                                      instructions must have
                                                      been provided on your
                                                      account. You may not
                                                      purchase shares in
                                                      retirement accounts on
                                                      the internet.

                                 THE AIM FUNDS


GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN

You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

   You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS

Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use ADI sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI also assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                 THE AIM FUNDS


REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

 AIM Asia Pacific Growth Fund           AIM Global Value Fund
 AIM China Fund                         AIM High Yield Fund
 AIM Developing Markets Fund            AIM International Allocation Fund
 AIM European Growth Fund               AIM International Bond Fund
 AIM European Small Company Fund        AIM International Core Equity Fund
 AIM Floating Rate Fund                 AIM International Growth Fund
 AIM Global Aggressive Growth Fund      AIM International Small Company Fund
 AIM Global Equity Fund                 AIM Japan Fund
 AIM Global Growth Fund                 AIM S&P 500 Index Fund
 AIM Global Real Estate Fund            AIM Trimark Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

   The 2% redemption fee generally will not be charged on transactions involving the following:

(1)total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2)total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3)total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4)total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5)total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic with-drawal plan established with the funds or a financial intermediary;

(6)total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
   (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7)total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8)redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through
(8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

   Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

   The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

   Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares at net asset value,

                                 THE AIM FUNDS


your shares may be subject to a CDSC upon redemption as described below.

       SHARES INITIALLY PURCHASED              SHARES HELD AFTER AN EXCHANGE        CDSC APPLICABLE UPON REDEMPTION OF SHARES
       --------------------------         ----------------------------------------  -----------------------------------------

.. Class A shares of Category I or II      . Class A shares of Category I or II       . 1% if shares are redeemed within 18
   Fund, AIM Enhanced Short Bond             Fund, AIM Enhanced Short Bond               months of initial purchase of
   Fund, AIM Floating Rate Fund or AIM       Fund, AIM Floating Rate Fund or             Category I or II Fund, AIM
   Short Term Bond Fund                      AIM Short Term Bond Fund                    Enhanced Short Bond Fund, AIM
                                                                                         Floating Rate Fund or AIM Short
                                                                                         Term Bond Fund shares

                                          . Class A shares of Category III Fund/2/


                                          . AIM Cash Reserve Shares of AIM
                                             Money Market Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category I or II       . 1% if shares are redeemed within 18
                                             Fund, AIM Enhanced Short Bond               months of initial purchase of
                                             Fund, AIM Floating Rate Fund or             Category III Fund shares
                                             AIM Short Term Bond Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category III Fund/2/    . No CDSC

                                          . Class A shares of AIM Tax- Exempt
                                             Cash Fund

                                          . AIM Cash Reserve Shares of AIM
                                             Money Market

--------
/1/ As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
/2/ Class A shares of a Category I, II or III Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a repurchase offer by closed-end AIM Floating Rate Fund prior to April 13, 2006, the early withdrawal charge applicable to shares of closed-end AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 THE AIM FUNDS


HOW TO REDEEM SHARES

Through a Financial Advisor  Contact your financial advisor, including your retirement plan or program sponsor.
By Mail                      Send a written request to the transfer agent.
                             Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 591/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                 Call the transfer agent at 1-800-959-4246 or our
                             AIM 24-hour Automated Investor Line at
                             1-800-246-5463. You will be allowed to redeem by telephone if (1) the proceeds are to be mailed to the address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold physical share certificates; (3) you can provide proper identification information; (4) the proceeds of the redemption do not exceed
                             $250,000; and (5) you have not previously declined the telephone redemption privilege.
                             Certain retirement accounts and 403(b) plans, may not be redeemed by telephone. For funds other than Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must receive your call before the last net asset value determination on a business day in order to effect the redemption at that day's closing price. You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement accounts may be requested in writing.

By Internet                  Place your redemption request at
                             www.aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $
                             250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. For funds other than Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must confirm your transaction before the last net asset value determination on a business day in order to effect the redemption at that day's closing price.

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                 THE AIM FUNDS


REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES
We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class B1, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

   If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

   You may be charged a redemption fee on certain redemptions, including exchanges. See ''Redeeming Shares -- Redemption Fee.''

PERMITTED EXCHANGES

Except as otherwise stated under ''Exchanges Not Permitted,'' you generally may exchange your shares for shares of the same class of another fund.

EXCHANGE FROM                 EXCHANGE TO                   ALLOWED PROHIBITED
------------- --------------------------------------------  ------- ----------

  Class A     Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A     Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class A3    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A3 Shares of AIM Limited Maturity      X
                  Treasury Fund and AIM Tax- Free
                  Intermediate Fund cannot be exchanged
                  for Class A Shares of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A3    Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class B     Class B.                                         X

  Class B     Class A, A3, B1, C, P, R, AIM Cash Reserve                X
              Shares, Institutional or Investor Class
              Shares.

  Class B1    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

                                 THE AIM FUNDS


EXCHANGE FROM                        EXCHANGE TO             ALLOWED PROHIBITED
-------------             ---------------------------------  ------- ----------
Class B1                  Class B, C, P, R or Institutional
                          Class Shares.                                  X

Class C                   Class C.                              X

Class C                   Class A, A3, B, B1, P, R, AIM
                          Cash Reserve Shares,
                          Institutional or

                          Investor Class shares.                         X

Class R                   Class R                               X

Class R                   Class A, A3, B, B1, C, P, AIM
                          Cash Reserve Shares,
                          Institutional or Investor

                          Class shares.                                  X

AIM Cash Reserve Shares   Class A, A3, B, C, R, or Investor
                          Class shares. Exceptions are:
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.
                          .   Shares to be exchanged for        X
                              Class B, C or R shares must
                              not have been acquired by
                              exchange from Class A shares
                              of any fund.
                          .   Investor Class Shares of all
                              funds are currently offered
                              to new investors only on a
                              limited basis.

AIM Cash Reserve Shares   Class B1, P or Institutional
                          Class shares.                                  X

Institutional Class       Institutional Class                   X

Institutional Class       Class A, A3, B, B1, C, P, R, AIM
                          Cash Reserve Shares or Investor
                          Class shares.                                  X

Investor Class            A, A3, or Investor Class.
                          Exceptions are:

                          .   Investor Class shares cannot
                              be exchanged for Class A
                              shares of any fund which
                              offers Investor Class shares.     X
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.

Investor Class            Class B, B1, C, P, R, AIM Cash
                          Reserve Shares or Institutional
                          Class shares.                                  X

Class P                   Class A, A3, or AIM Cash Reserve
                          Shares. Exceptions are:

                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.                    X

Class P                   Class B, B1, C, R, Institutional
                          or Investor Class shares.                      X

   You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

         (i) you acquired the original shares before May 1, 1994; or

         (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

         (ii)on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (b) Class A shares of AIM Tax-Exempt Cash Fund; or

(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class B1 shares for Class A, A3, Investor Class shares or AIM Cash Reserve Shares;

(4) Class C shares for other Class C shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

                                 THE AIM FUNDS


(2)Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund;

(3)on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1)Class A shares of Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2)Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3)AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

..   Shares of the fund you wish to acquire must be available for sale in your state of residence;

..   Exchanges must be made between accounts with identical registration information;

..   The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

..   Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

..   If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS B1, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B, Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares.

   If you redeem Class B or Class C shares acquired by exchange via a repurchase offer by the closed-end AIM Floating Rate Fund, prior to April 13, 2006, you will be credited with the time period you held the Class B or Class C shares of the closed-end AIM Floating Rate Fund for the purpose of computing the CDSC applicable to those exchanged shares.

   If you redeem Class B1 or Class C shares of AIM Floating Rate Fund that were acquired on April 13, 2006 when AIM Floating Rate Fund was reorganized as an open-end fund, you will be credited with the time period you held Class B or Class C shares of the closed-end AIM Floating Rate Fund, for the purpose of computing the CDSC if you later redeem such shares.

                                 THE AIM FUNDS


EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

..   REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;)

..   MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;

..   REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND
    SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR

..   SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS
    PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

   Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially ''stale'' prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

   AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

   Specific types of securities are valued as follows:

   Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt
Securities: Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

   Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

   Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

   Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

   Fixed Income Securities: Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.

                                 THE AIM FUNDS


   Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

   Futures and Options: Futures and options are valued on the basis of market quotations, if available.

   Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

   Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

   For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

   For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

   The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

   Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

   INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING ''OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND'' IN THEIR PROSPECTUS.

   The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

Obtaining Additional Information

--------------------------------------------------------------------------------




More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



                 By Telephone:    (800) 959-4246

                 On the Internet: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAIs, annual
                                  or semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM



The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  AIM Technology Fund
  SEC 1940 Act file number: 811-03826



                               [LOGO]

AIMinvestments.com I-TEC-PRO-1 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                             AIM Utilities Fund

                                                                     PROSPECTUS

                                                                  July 31, 2006

AIM Utilities Fund seeks capital growth and income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Investor Class, Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares--Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                              AIM UTILITIES FUND



TABLE OF CONTENTS

--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          3

FEE TABLE AND EXPENSE EXAMPLE                                              4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  4

Expense Example                                                            4

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            5
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT GOALS, STRATEGIES AND RISKS                                     6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Goals and Strategies                                                       6

Risks                                                                      6

DISCLOSURE OF PORTFOLIO HOLDINGS                                           7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                8

Advisor Compensation                                                       8

Portfolio Manager(s)                                                       8

OTHER INFORMATION                                                          9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Sales Charges                                                              9

Dividends and Distributions                                                9

FINANCIAL HIGHLIGHTS                                                      10
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Choosing a Share Class                                                   A-1

Excessive Short-Term Trading Activity Disclosures                        A-5

Purchasing Shares                                                        A-7

Redeeming Shares                                                         A-9

Exchanging Shares                                                       A-11

Pricing of Shares                                                       A-14

Taxes                                                                   A-16

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc.
AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              AIM UTILITIES FUND



RISK/RETURN SUMMARY

--------------------------------------------------------------------------------

INVESTMENT GOALS..........................      The fund's investment goals are
                                                to provide capital growth and
                                                income.

PRIMARY INVESTMENT STRATEGIES.............      The fund normally invests at
                                                least 80% of its total assets
                                                in equity securities of
                                                companies in utilities-related
                                                industries. Companies in these
                                                industries could include those
                                                that produce, generate,
                                                transmit or distribute natural
                                                gas, electricity, water or oil,
                                                as well as companies that
                                                provide telecommunication
                                                services, including local, long
                                                distance and wireless services.

                                                In selecting securities, the
                                                portfolio manager uses a
                                                research-oriented "bottom-up"
                                                investment approach, focusing
                                                on company fundamentals and
                                                growth prospects. In general,
                                                the fund emphasizes companies
                                                that the advisor believes have
                                                stable and consistent earnings
                                                power, defensible market
                                                positions and a blend of mix
                                                earnings growth and dividend
                                                yield.

                                                Please see "Investment Goals,
                                                Strategies and Risks" for
                                                additional information
                                                regarding the fund's investment
                                                strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:

 Market Risk                            Equity Securities Risk

 Sector Fund Risk                       Utilities Industry Risk

 Foreign Securities Risk                Derivatives Risk

 Leverage Risk                          Concentration Risk

 [Active Trading Risk]                  Management Risk

                                                Please see "Investment Goals,
                                                Strategies and Risks" for a
                                                description of these risks and
                                                other risks of investing in the
                                                fund.

                                                There is a risk that you could
                                                lose all or a portion of your
                                                investment in the fund and that
                                                the income you may receive from
                                                your investment may vary. The
                                                value of your investment in the
                                                fund will rise and fall with
                                                the prices of the securities in
                                                which the fund invests. An
                                                investment in the fund is not a
                                                deposit in a bank and is not
                                                insured or guaranteed by the
                                                Federal Deposit Insurance
                                                Corporation or any other
                                                governmental agency.

                              AIM UTILITIES FUND



PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Investor Class shares from year to year. The bar chart does not reflect sales loads. Investor Class shares are not subject to front-end or back-end sales loads.

                                     [CHART]

12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03  12/31/04  12/31/05
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
12.75%    24.38%    24.30%    19.88%    4.14%     -33.98%   -22.29%   17.64%    25.33%

  The Investor Class shares' year-to-date total return as of June 30, 2006 was %.

  During the period shown in the bar chart, the highest quarterly return was
    % (quarter ended           ) and the lowest quarterly return was     %
(quarter ended           ).

                              AIM UTILITIES FUND




PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


(for the periods ended December 31, 2005)                                SINCE     INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS INCEPTION/2/   DATE
--------------------------------------------------------------------------------------------
Investor Class                                                                     06/02/86
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and
  Sale of Fund Shares
Class A                                                                            03/28/02
  Return Before Taxes
Class B                                                                            03/28/02
  Return Before Taxes
Class C                                                                            02/14/00
  Return Before Taxes
--------------------------------------------------------------------------------------------
S&P 500/3/
Lipper Utility Fund Index/4,5/
--------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class only and after-tax returns for Class A, B and C will vary.
/1/ Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.
/2/ Since inception performance is only provided for a class with less than ten calendar years of performance.
/3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.
/4/ The fund has also included the Lipper Utility Fund Index (which may or may not include the fund) for comparison to a peer group.
/5/ The Lipper Utility Fund Index is an equally weighted representation of the 10 largest funds in the Lipper Utility category. These funds invest at least 65% of their equity portfolios in utility shares.

                              AIM UTILITIES FUND



FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


          (fees paid directly from                            INVESTOR
          your investment)          CLASS A   CLASS B CLASS C  CLASS
          ------------------------------------------------------------

          Maximum Front-End Sales
          Charge on Purchases
          (as a percentage of
          offering price)               5.50%  None    None     None

          Maximum Contingent
          Deferred Sales Charge
          (CDSC)
          (as a percentage of the
          total original cost or
          current market value of
          the shares)              None/1,2/   5.00%   1.00%    None



ANNUAL FUND OPERATING EXPENSES/3/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


           (expenses that are
           deducted from fund                                INVESTOR
           assets)                   CLASS A CLASS B CLASS C  CLASS
           ----------------------------------------------------------

           Management Fees                %       %       %       %

           Distribution and/or
           Service (12b-1) Fees/4/

           Other Expenses

           Total Annual Fund
           Operating Expenses/5,6,7/
           ----------------------------------------------------------


[/1/ A contingent deferred sales charge may apply in some cases. See
     "Shareholder Information--choosing a share class--sales charge."
/2/ A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."
/3/ There is no guarantee that actual expenses will be the same as those shown in the table.
/4/ The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.
/5/ The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) for AIM Utilities Fund to 1.90%, 1.90%, 2.65% and 2.65% of average daily net assets on Investor Class, Class A, Class B and Class C Shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Operating Expense to exceed the caps stated above: (i) interest;
    (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least March 31, 2007.
/6/ The fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) for AIM Utilities Fund's Investor Class, Class A, Class B and Class C shares to 1.30%, 1.30%, 2.05% and 2.05%, respectively. The expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.
/7/ At the request of the Board of Trustees, AMVESCAP PLC has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the item in Note 12 and net of this arrangement were 1.30%, 1.30%, 2.05% and 2.05% for Investor Class, Class A, Class B and Class C shares, respectively, for the year ended March 31, 2006.]

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.
  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------

                 Class A          $      $       $        $
                 Class B
                 Class C
                 Investor Class
                 ----------------------------------------------



You would pay the following expenses if you did not redeem your shares:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------

                 Class A          $      $       $        $
                 Class B
                 Class C
                 Investor Class
                 ----------------------------------------------

                              AIM UTILITIES FUND



HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

.. You invest $10,000 in the fund and hold it for the entire 10 year period; .. Your investment has a 5% return before expenses each year;
..  The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
.. Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and
..  There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.




CLASS A (INCLUDES MAXIMUM SALES CHARGE) YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS A (WITHOUT MAXIMUM SALES CHARGE)  YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS B/2/                              YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

CLASS C/2/                              YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------

INVESTOR CLASS                          YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------------

   Annual Expense Ratio/1/
   Cumulative Return Before Expenses
   Cumulative Return After Expenses
   End of Year Balance
   Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------------



/1/ Your actual expenses may be higher or lower than those shown.
/2/ The hypothetical assumes you hold your investment for a full 10 years.
    Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C, have not been deducted.

                              AIM UTILITIES FUND



INVESTMENT GOALS, STRATEGIES AND RISKS

--------------------------------------------------------------------------------



GOALS AND STRATEGIES
The fund's investment goals are to provide capital growth and income.
  The fund seeks to meet its goal by investing, normally, at least 80% of its total assets in equity securities of issuers engaged primarily in utilities-related industries. Equity securities include common stocks, preferred stocks, convertible securities, warrants to purchase equity securities, and futures, puts, calls and options on equity securities and synthetic and derivative instruments that in the judgement of the fund's advisor have economic characteristics similar to equity securities.
  Companies in utilities-related industries may include, but are not limited to, those that produce, generate, transmit, store or distribute natural gas, oil, water or electricity as well as companies that provide telecommunications services, including local, long distance and wireless services.
  The fund considers a company to be doing business in utilities-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in utilities-related industries; (2) at least 50% of its assets are devoted to producing revenues in utilities-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within utilities-related industries.
  The fund invests up to 25% its assets in securities of non-U.S. issuers doing business in utilities-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  Normally, the portfolio manager seeks to keep the portfolio divided among the electric utility, natural gas, water and telecommunications industries. Weightings within the various segments are continually monitored, and the portfolio manager adjusts the portfolio weightings depending on current economic conditions. The portfolio manager constructs a portfolio of generally less than 70 stocks. [Under normal market conditions, the fund's top ten holdings may comprise over 40% of the fund's total assets.]
  In selecting securities for the fund, the portfolio manager uses a bottom-up investment approach using a combination of quantitative, fundamental and valuation analysis. The portfolio manager focuses on natural gas, electricity, oil, water and telecommunication services companies with some or all of the following attributes: positive cash flows, predictable earnings, solid balance sheets, current and sustainable dividends, strong management, competitive position, and/or current and potential financial position. The investment strategy focuses on companies that (1) could potentially benefit from industry trends, such as increased demand for certain products and deregulation of state markets, and (2) are attractively valued relative to the rest of the market. The portfolio manager also monitors and may adjust industry and security position weights according to prevailing economic trends such as gross domestic product (GDP) growth and interest rate changes.


  The portfolio manager will consider selling a security of a company if, among other things, its (1) its earnings growth are threatened by deterioration in its fundamentals or change in the operating environment, (2) its valuation becomes too high, (3) its corporate strategy changes.
  The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's adviser. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.
  [The fund may engage in active and frequent trading of portfolio securities to achieve its investment goals.]

RISKS
The principal risks of investing in the fund are:
  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
  Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
  Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the utilities sector. This means that the fund's investment concentration in the utilities sector is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other mutual funds, and consequently the value of an investment in the fund tends to rise and fall more rapidly.

                              AIM UTILITIES FUND


--------------------------------------------------------------------------------


  Utilities Industry Risk--Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.
  Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
  Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
  Leverage Risk--The use of synthetic securities and derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
  [Concentration Risk--Since a large percentage of the fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.]
  [Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment goals. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.]
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.



DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:



                             APPROXIMATE DATE OF       INFORMATION REMAINS
 INFORMATION                   WEBSITE POSTING          POSTED ON WEBSITE
 -----------------------------------------------------------------------------
 Top ten holdings as of
  month-end                15 days after month-end   Until posting of the
                                                      following month's top
                                                      ten holdings
 -----------------------------------------------------------------------------
 Complete portfolio
  holdings as of calendar
  quarter-end              30 days after calendar
                            quarter-end              For one year
 -----------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                              AIM UTILITIES FUND



FUND MANAGEMENT

--------------------------------------------------------------------------------


THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment goals.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation
of     % of average daily net assets.
  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

PORTFOLIO MANAGER(S)
John S. Segner, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.
  He is assisted by the advisor's Energy/Gold/Utilities Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http//www.aiminvestments.com. The website is not part of this prospectus.
  The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

                              AIM UTILITIES FUND



OTHER INFORMATION

--------------------------------------------------------------------------------



SALES CHARGES
Purchases of Class A shares of AIM Utilities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.



DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS
The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes long-term and short-term capital gains, if any, annually.

                              AIM UTILITIES FUND



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by             , whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                        CLASS A
                                                                  -------------------
                                                                  YEAR ENDED MARCH 31,
                                                                  -------------------
                                                                  2006  2005 2004 2003
                                                                  ----  ---- ---- ----
Net asset value, beginning of period
--------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)
--------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized and unrealized)
--------------------------------------------------------------------------------------
   Total from investment operations
--------------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements
--------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements
--------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
--------------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------------

                              AIM UTILITIES FUND



FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------


                                                               CLASS B
                                                         -------------------
                                                         YEAR ENDED MARCH 31,
                                                         -------------------
                                                         2006  2005 2004 2003
                                                         ----  ---- ---- ----
    Net asset value, beginning of period
    -------------------------------------------------------------------------
    Income from investment operations:
     Net investment income (loss)
    -------------------------------------------------------------------------
     Net gains (losses) on securities (both realized
     and unrealized)
    -------------------------------------------------------------------------
       Total from investment operations
    -------------------------------------------------------------------------
    Net asset value, end of period
    -------------------------------------------------------------------------
    Total return
    -------------------------------------------------------------------------
    Ratios/supplemental data:
    Net assets, end of period (000s omitted)
    -------------------------------------------------------------------------
    Ratio of expenses to average net assets:
     With fee waivers and/or expense reimbursements
    -------------------------------------------------------------------------
     Without fee waivers and/or expense reimbursements
    -------------------------------------------------------------------------
    Ratio of net investment income (loss) to average
    net assets
    -------------------------------------------------------------------------
    Portfolio turnover rate
    -------------------------------------------------------------------------

                              AIM UTILITIES FUND



FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------


                                                                                CLASS C
                                                                   --------------------------------
                                                                         YEAR ENDED MARCH 31,
                                                                   --------------------------------
                                                                   2006 2005 2004 2003  2002   2001
                                                                   ---- ---- ---- ---- -----  -----
Net asset value, beginning of period
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
----------------------------------------------------------------------------------------------------
   Total from investment operations
----------------------------------------------------------------------------------------------------
Less distributions from net realized gains                               --   --   --  (0.02) (0.08)
----------------------------------------------------------------------------------------------------
Net asset value, end of period
----------------------------------------------------------------------------------------------------
Total return
----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
----------------------------------------------------------------------------------------------------

                              AIM UTILITIES FUND



FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------


                                                                        INVESTOR CLASS
                                                                   ------------------------
                                                                     YEAR ENDED MARCH 31,
                                                                   ------------------------
                                                                   2006 2005 2004 2003 2002
                                                                   ---- ---- ---- ---- ----
Net asset value, beginning of period
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
-------------------------------------------------------------------------------------------
   Total from investment operations
-------------------------------------------------------------------------------------------
Less distributions from net realized gains                               --   --   --
-------------------------------------------------------------------------------------------
Net asset value, end of period
-------------------------------------------------------------------------------------------
Total return
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
-------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

                                 THE AIM FUNDS

SHAREHOLDER INFORMATION

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

All of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

    CLASS A/1/            CLASS A3            CLASS B/4/              CLASS C               CLASS R          INVESTOR CLASS
    ----------       -------------------  -------------------- ---------------------- -------------------  -------------------
..   Initial sales    .   No initial       .   No initial       .   No initial         .   No initial       .   No initial
    charge               sales charge         sales charge         sales charge           sales charge         sales charge

..   Reduced or       .   No contingent    .   Contingent       .   Contingent         .   Generally, no    .   No contingent
    waived initial       deferred sales       deferred sales       deferred sales         contingent           deferred sales
    sales charge         charge               charge on            charge on              deferred sales       charge
    for certain                               redemptions          redemptions            charge/2/
    purchases/2/                              within six years     within one year/7/

..   Lower            .   12b-1 fee of     .   12b-1 fee of     .   12b-1 fee of       .   12b-1 fee of     .   12b-1 fee of
    distribution         0.25%                1.00%                1.00%/8/               0.50%                0.25%/3/
    and service
    (12b-1) fee
    than Class B,
    Class C or
    Class R shares
    (See "Fee Table
    and Expense
    Example")/3/

                     .   Does not         .   Converts to      .   Does not           .   Does not         .   Does not
                         convert to           Class A shares       convert to             convert to           convert to
                         Class A shares       on or about the      Class A shares         Class A shares       Class A shares
                                              end of the
                                              month which is
                                              at least eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions/5/

..   Generally more   .   Available only   .   Purchase orders  .   Generally more     .   Generally, only  .   Closed to new
    appropriate for      for a limited        limited to           appropriate for        available to         investors,
    long-term            number of funds      amount less          short- term            employee             except as
    investors                                 than $               investors              benefit              described in
                                              100,000/6/                                  plans/10/            the "Purchasing
                                                                                                               Shares --
                                                               .   Purchase orders                             Grandfathered
                                                                   limited to                                  Investors"
                                                                   amount less                                 section of your
                                                                   than $1,000,000/9/                          prospectus

Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details. Class B1 shares of AIM Floating Rate Fund are not available for purchase by either current Class B1 shareholders or by new investors and are not discussed in the chart above. For information on Class B1 shares, consult the fund's prospectus.

--------
/1/ As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.
/2/  A contingent deferred sales charge may apply in some cases.
/3/ Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
/4/ Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
/5/ AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. /6/ Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/7/ A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund.
/8/ Class C shares of AIM Floating Rate Fund have a Rule 12b-1 fee of 0.75%. /9/ Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/10/ Generally, Class R shares are only available to employee benefit plans.
     These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

                                 THE AIM FUNDS


DISTRIBUTION AND SERVICE (12B-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The funds (except AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES

                                               INVESTOR'S
                                              SALES CHARGE
                                        ------------------------
AMOUNT OF INVESTMENT                      AS A % OF    AS A % OF
IN SINGLE TRANSACTION                   OFFERING PRICE INVESTMENT
---------------------                   -------------- ----------
$ 25,000     Less than $   25,000 .....      5.50%        5.82%
$ 25,000 but less than $   50,000 .....      5.25         5.54
$ 50,000 but less than $  100,000 .....      4.75         4.99
$100,000 but less than $  250,000 .....      3.75         3.90
$250,000 but less than $  500,000 .....      3.00         3.09
$500,000 but less than $1,000,000 .....      2.00         2.04

CATEGORY II INITIAL SALES CHARGES

                                             INVESTOR'S
                                            SALES CHARGE
                                      ------------------------
AMOUNT OF INVESTMENT                    AS A % OF    AS A % OF
IN SINGLE TRANSACTION                 OFFERING PRICE INVESTMENT
---------------------                 -------------- ----------
             Less than $   50,000 ...      4.75%        4.99%
$ 50,000 but less than $  100,000 ...      4.00         4.17
$100,000 but less than $  250,000 ...      3.75         3.90
$250,000 but less than $  500,000 ...      2.50         2.56
$500,000 but less than $1,000,000 ...      2.00         2.04

CATEGORY III INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      1.00%        1.01%
$ 100,000 but less than $  250,000 ...      0.75         0.76
$ 250,000 but less than $1,000,000 ...      0.50         0.50

AIM ENHANCED SHORT BOND FUND, AIM FLOATING RATE FUND AND AIM SHORT TERM BOND FUND INITIAL SALES CHARGES

                                              INVESTOR'S
                                             SALES CHARGE
                                       ------------------------
AMOUNT OF INVESTMENT                     AS A % OF    AS A % OF
IN SINGLE TRANSACTION                  OFFERING PRICE INVESTMENT
---------------------                  -------------- ----------
              Less than $  100,000 ...      2.50%        2.56%
$ 100,000 but less than $  250,000 ...      2.00         2.04
$ 250,000 but less than $  500,000 ...      1.50         1.52
$ 500,000 but less than $1,000,000 ...      1.25         1.27

SHARES SOLD WITHOUT A SALES CHARGE

You will not pay:

..   an initial sales charge on purchases of Class A shares of AIM Tax-Exempt
    Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

..   an initial sales charge or a contingent deferred sales charge (CDSC) on
    Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund; or

..   an initial sales charge or a CDSC on Investor Class shares of any fund.

                                 THE AIM FUNDS


PURCHASE OF CLASS A SHARES AT NET ASSET VALUE

Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

   Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares:

..   A I M Management Group Inc., and its affiliates, or their clients;

..   Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of A I M Management Group Inc., its affiliates or The AIM Family of Funds, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

..   Sales representatives and employees (and members of their Immediate Family)
    of selling group members of financial institutions that have arrangements with such selling group members;

..   Purchases through approved fee-based programs;

..   Employer-sponsored retirement plans that are Qualified Purchasers, provided that:

    a. a plan's assets are at least $1 million;

    b. there are at least 100 employees eligible to participate in the plan; or

    c. all plan transactions are executed through a single omnibus account per AIM fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that retirement plans maintained pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, (the Code) are not eligible to purchase shares at net asset value based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code;

..   Shareholders of Investor Class shares of an AIM fund;

..   Qualified Tuition Programs created and maintained in accordance with
    Section 529 of the Code;

..   Insurance company separate accounts;

..   Transfers to IRAs that are attributable to AIM fund investments held in
    403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

..   Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPS, Money
    Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, or a description of any defined term used above, please consult the fund's website at www.aiminvestments.com and click on the links "My Account",Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

   If you currently own Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

   Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

   You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

   ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES OF FUNDS OTHER THAN AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

                                                   CLASS CLASS
YEAR SINCE PURCHASE MADE                             B     C
------------------------                           ----- -----
First.............................................    5%    1%
Second............................................    4  None
Third.............................................    3  None
Fourth............................................    3  None
Fifth.............................................    2  None
Sixth.............................................    1  None
Seventh and following............................. None  None

CONTINGENT DEFERRED SALES CHARGES FOR CLASS C SHARES OF AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                 THE AIM FUNDS

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B1 SHARES OF AIM FLOATING RATE FUND

On April 13, 2006, AIM Floating Rate Fund, a closed-end fund, was reorganized as an open-end fund. Certain shareholders of Class B shares of closed-end AIM Floating Rate Fund (Closed-End Fund) received Class B1 shares of the open-end AIM Floating Rate Fund in the reorganization. Class B1 shares are not available for purchase. If you redeem those shares, they are subject to a CDSC in the following percentages:

YEAR SINCE PURCHASE MADE (HOLDING PERIOD)          CLASS B1
-----------------------------------------          --------
First.............................................    3.0%
Second............................................    2.5%
Third.............................................    2.0%
Fourth............................................    1.0%
Longer than Four Years............................   None

For purposes of determining the holding period, the date you acquired Class B shares of the Closed-End Fund is the start of the holding period.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

   Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION

You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, B1, C or R) and investments in the AIM College Savings PlanSM for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

..   on shares purchased by reinvesting dividends and distributions;

..   when exchanging shares among certain funds; or

..   when a merger, consolidation, or acquisition of assets of a fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

..   if you redeem Class B shares you held for more than six years;

..   if you redeem Class B1 shares you held for more than four years from date of purchase of Class B shares of AIM Floating Rate Fund's predecessor, the Closed-End Fund;

..   if you redeem Class C shares you held for more than one year;

..   if you redeem Class C shares of a fund other than AIM Enhanced Short Bond
    Fund or AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund;

..   if you redeem Class C shares of AIM Enhanced Short Bond Fund or AIM Short
    Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

..   if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

                                 THE AIM FUNDS


..   if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

..   if you are a participant in a qualified retirement plan and redeem Class A,
    Class C or Class R shares in order to fund a distribution;

..   if you participate in the Systematic Redemption Plan and withdraw up to 12%
    of the value of your shares that are subject to a CDSC in any twelve-month period;

..   if you redeem shares to pay account fees;

..   for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

..   if you redeem shares acquired through reinvestment of dividends and distributions; and

..   on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

   ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

   ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

   ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

   You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive

                                 THE AIM FUNDS

short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

   AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1)trade activity monitoring;

(2)trading guidelines;

(3)redemption fee on trades in certain funds; and

(4)use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

   Money Market Funds. The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

   The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

..   The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

..   One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

..   The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

..   Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

   The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

                                 THE AIM FUNDS


   The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

   Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

   The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

   For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                 THE AIM FUNDS


PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                 INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                INVESTMENTS                          INVESTMENTS
---------------                -----------                          -----------
Employer-Sponsored Retirement    $    0    ($25 per fund                $25
  Plans (includes section                  investment for salary
  401, 403 and 457 plans, and              deferrals from
  SEP, SARSEP and SIMPLE IRA               Employer-Sponsored
  plans)......................             Retirement Plans)

Systematic Purchase Plan......       50                                  50
IRA, Roth IRA or Coverdell ESA      250                                  25
All other accounts............    1,000                                  50

ADI has the discretion to
  accept orders for lesser
  amounts.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS

                            OPENING AN ACCOUNT        ADDING TO AN ACCOUNT
                            ------------------------  ------------------------
Through a Financial Advisor Contact your financial    Same
                            advisor.

By Mail                     Mail completed account    Mail your check and the
                            application and check to  remittance slip from
                            the transfer agent, AIM   your confirmation
                            Investment Services,      statement to the
                            Inc., P.O. Box 4739,      transfer agent.
                            Houston, TX 77210-4739.

By Wire                     Mail completed account    Call the transfer agent
                            application to the        to receive a reference
                            transfer agent. Call the  number. Then, use the
                            transfer agent at (800)   wire instructions at
                            959-4246 to receive a     left.
                            reference number. Then,
                            use the following wire
                            instructions:

                            Beneficiary Bank
                            ABA/Routing #: 021000021
                            Beneficiary Account
                            Number: 00100366807
                            Beneficiary Account
                            Name: AIM Investment
                            Services, Inc. RFB: Fund
                            Name, Reference # OBI:
                            Your Name, Account #

By Telephone                Open your account using   Select the AIM Bank
                            one of the methods        ConnectionSM option on
                            described above.          your completed account
                                                      application or complete
                                                      an AIM Bank Connection
                                                      form. Mail the
                                                      application or form to
                                                      the transfer agent. Once
                                                      the transfer agent has
                                                      received the form, call
                                                      the transfer agent to
                                                      place your purchase
                                                      order.

                                                      Call the AIM 24-hour
                                                      Automated Investor Line
                                                      at 1-800-246-5463. You
                                                      may place your order
                                                      after you have provided
                                                      the bank instructions
                                                      that will be requested.

By Internet                 Open your account using   Access your account at
                            one of the methods        www.aiminvestments.com.
                            described above.          The proper bank
                                                      instructions must have
                                                      been provided on your
                                                      account. You may not
                                                      purchase shares in
                                                      retirement accounts on
                                                      the internet.

                                 THE AIM FUNDS


GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN

You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

   You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS

Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use ADI sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI also assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                 THE AIM FUNDS


REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

 AIM Asia Pacific Growth Fund           AIM Global Value Fund
 AIM China Fund                         AIM High Yield Fund
 AIM Developing Markets Fund            AIM International Allocation Fund
 AIM European Growth Fund               AIM International Bond Fund
 AIM European Small Company Fund        AIM International Core Equity Fund
 AIM Floating Rate Fund                 AIM International Growth Fund
 AIM Global Aggressive Growth Fund      AIM International Small Company Fund
 AIM Global Equity Fund                 AIM Japan Fund
 AIM Global Growth Fund                 AIM S&P 500 Index Fund
 AIM Global Real Estate Fund            AIM Trimark Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

   The 2% redemption fee generally will not be charged on transactions involving the following:

(1)total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2)total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3)total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4)total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5)total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic with-drawal plan established with the funds or a financial intermediary;

(6)total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
   (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7)total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8)redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through
(8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

   Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

   The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

   Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares at net asset value,

                                 THE AIM FUNDS


your shares may be subject to a CDSC upon redemption as described below.

       SHARES INITIALLY PURCHASED              SHARES HELD AFTER AN EXCHANGE        CDSC APPLICABLE UPON REDEMPTION OF SHARES
       --------------------------         ----------------------------------------  -----------------------------------------

.. Class A shares of Category I or II      . Class A shares of Category I or II       . 1% if shares are redeemed within 18
   Fund, AIM Enhanced Short Bond             Fund, AIM Enhanced Short Bond               months of initial purchase of
   Fund, AIM Floating Rate Fund or AIM       Fund, AIM Floating Rate Fund or             Category I or II Fund, AIM
   Short Term Bond Fund                      AIM Short Term Bond Fund                    Enhanced Short Bond Fund, AIM
                                                                                         Floating Rate Fund or AIM Short
                                                                                         Term Bond Fund shares

                                          . Class A shares of Category III Fund/2/


                                          . AIM Cash Reserve Shares of AIM
                                             Money Market Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category I or II       . 1% if shares are redeemed within 18
                                             Fund, AIM Enhanced Short Bond               months of initial purchase of
                                             Fund, AIM Floating Rate Fund or             Category III Fund shares
                                             AIM Short Term Bond Fund

.. Class A shares of Category III Fund/1/  . Class A shares of Category III Fund/2/    . No CDSC

                                          . Class A shares of AIM Tax- Exempt
                                             Cash Fund

                                          . AIM Cash Reserve Shares of AIM
                                             Money Market

--------
/1/ As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
/2/ Class A shares of a Category I, II or III Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a repurchase offer by closed-end AIM Floating Rate Fund prior to April 13, 2006, the early withdrawal charge applicable to shares of closed-end AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 THE AIM FUNDS


HOW TO REDEEM SHARES

Through a Financial Advisor  Contact your financial advisor, including your retirement plan or program sponsor.
By Mail                      Send a written request to the transfer agent.
                             Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 591/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                 Call the transfer agent at 1-800-959-4246 or our
                             AIM 24-hour Automated Investor Line at
                             1-800-246-5463. You will be allowed to redeem by telephone if (1) the proceeds are to be mailed to the address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold physical share certificates; (3) you can provide proper identification information; (4) the proceeds of the redemption do not exceed
                             $250,000; and (5) you have not previously declined the telephone redemption privilege.
                             Certain retirement accounts and 403(b) plans, may not be redeemed by telephone. For funds other than Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must receive your call before the last net asset value determination on a business day in order to effect the redemption at that day's closing price. You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement accounts may be requested in writing.

By Internet                  Place your redemption request at
                             www.aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $
                             250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. For funds other than Premier Portfolio, Premier
                             Tax-Exempt Portfolio and Premier U.S. Government
                             Money Portfolio, the transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price. For Premier Portfolio, Premier Tax-Exempt
                             Portfolio and Premier U.S. Government Money
                             Portfolio, the transfer agent must confirm your transaction before the last net asset value determination on a business day in order to effect the redemption at that day's closing price.

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                 THE AIM FUNDS


REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES
We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class B1, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

   If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

   You may be charged a redemption fee on certain redemptions, including exchanges. See ''Redeeming Shares -- Redemption Fee.''

PERMITTED EXCHANGES

Except as otherwise stated under ''Exchanges Not Permitted,'' you generally may exchange your shares for shares of the same class of another fund.

EXCHANGE FROM                 EXCHANGE TO                   ALLOWED PROHIBITED
------------- --------------------------------------------  ------- ----------

  Class A     Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A     Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class A3    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A3 Shares of AIM Limited Maturity      X
                  Treasury Fund and AIM Tax- Free
                  Intermediate Fund cannot be exchanged
                  for Class A Shares of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

  Class A3    Class B, B1, C, P, R or Institutional Class               X
              Shares.

  Class B     Class B.                                         X

  Class B     Class A, A3, B1, C, P, R, AIM Cash Reserve                X
              Shares, Institutional or Investor Class
              Shares.

  Class B1    Class A, A3, Investor Class, or AIM Cash
              Reserve Shares. Exceptions are:

              .   Class A Shares of AIM Limited Maturity
                  Treasury Fund and AIM Tax-Free
                  Intermediate Fund are currently closed
                  to new investors.

              .   Class A Shares of AIM Limited Maturity       X
                  Treasury Fund, AIM Tax-Exempt Cash Fund
                  and AIM Tax-Free Intermediate Fund
                  cannot be exchanged for Class A3 Shares
                  of those funds.

              .   Investor Class Shares of all funds are
                  currently offered to new investors only
                  on a limited basis.

                                 THE AIM FUNDS


EXCHANGE FROM                        EXCHANGE TO             ALLOWED PROHIBITED
-------------             ---------------------------------  ------- ----------
Class B1                  Class B, C, P, R or Institutional
                          Class Shares.                                  X

Class C                   Class C.                              X

Class C                   Class A, A3, B, B1, P, R, AIM
                          Cash Reserve Shares,
                          Institutional or

                          Investor Class shares.                         X

Class R                   Class R                               X

Class R                   Class A, A3, B, B1, C, P, AIM
                          Cash Reserve Shares,
                          Institutional or Investor

                          Class shares.                                  X

AIM Cash Reserve Shares   Class A, A3, B, C, R, or Investor
                          Class shares. Exceptions are:
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.
                          .   Shares to be exchanged for        X
                              Class B, C or R shares must
                              not have been acquired by
                              exchange from Class A shares
                              of any fund.
                          .   Investor Class Shares of all
                              funds are currently offered
                              to new investors only on a
                              limited basis.

AIM Cash Reserve Shares   Class B1, P or Institutional
                          Class shares.                                  X

Institutional Class       Institutional Class                   X

Institutional Class       Class A, A3, B, B1, C, P, R, AIM
                          Cash Reserve Shares or Investor
                          Class shares.                                  X

Investor Class            A, A3, or Investor Class.
                          Exceptions are:

                          .   Investor Class shares cannot
                              be exchanged for Class A
                              shares of any fund which
                              offers Investor Class shares.     X
                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.

Investor Class            Class B, B1, C, P, R, AIM Cash
                          Reserve Shares or Institutional
                          Class shares.                                  X

Class P                   Class A, A3, or AIM Cash Reserve
                          Shares. Exceptions are:

                          .   Class A shares of AIM Limited
                              Maturity Treasury Fund and
                              AIM Tax-Free Intermediate
                              Fund are currently closed to
                              new investors.                    X

Class P                   Class B, B1, C, R, Institutional
                          or Investor Class shares.                      X

   You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

         (i) you acquired the original shares before May 1, 1994; or

         (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

         (ii)on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (b) Class A shares of AIM Tax-Exempt Cash Fund; or

(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class B1 shares for Class A, A3, Investor Class shares or AIM Cash Reserve Shares;

(4) Class C shares for other Class C shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

                                 THE AIM FUNDS


(2)Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund;

(3)on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1)Class A shares of Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2)Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3)AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

..   Shares of the fund you wish to acquire must be available for sale in your state of residence;

..   Exchanges must be made between accounts with identical registration information;

..   The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

..   Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

..   If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS B1, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B, Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares.

   If you redeem Class B or Class C shares acquired by exchange via a repurchase offer by the closed-end AIM Floating Rate Fund, prior to April 13, 2006, you will be credited with the time period you held the Class B or Class C shares of the closed-end AIM Floating Rate Fund for the purpose of computing the CDSC applicable to those exchanged shares.

   If you redeem Class B1 or Class C shares of AIM Floating Rate Fund that were acquired on April 13, 2006 when AIM Floating Rate Fund was reorganized as an open-end fund, you will be credited with the time period you held Class B or Class C shares of the closed-end AIM Floating Rate Fund, for the purpose of computing the CDSC if you later redeem such shares.

                                 THE AIM FUNDS


EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

..   REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;)

..   MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;

..   REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND
    SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR

..   SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS
    PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

   Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially ''stale'' prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

   AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

   Specific types of securities are valued as follows:

   Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt
Securities: Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

   Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

   Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

   Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

   Fixed Income Securities: Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.

                                 THE AIM FUNDS


   Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

   Futures and Options: Futures and options are valued on the basis of market quotations, if available.

   Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

   Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

   For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

   For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

   The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

   Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

   INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING ''OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND'' IN THEIR PROSPECTUS.

   The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

Obtaining Additional Information

--------------------------------------------------------------------------------




More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



                 By Telephone:    (800) 959-4246

                 On the Internet: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAIs, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM



The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  AIM Utilities Fund
  SEC 1940 Act file number: 811-03826



                               [LOGO]
AIMinvestments.com I-UTI-PRO-1 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                                AIM Energy Fund
                                                            AIM Technology Fund
                                                             AIM Utilities Fund

                                                                     PROSPECTUS

                                                                  July 31, 2006

INSTITUTIONAL CLASSES

AIM Energy Fund seeks capital growth.

AIM Technology Fund seeks capital growth.

AIM Utilities Fund seeks capital growth and income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the funds:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



TABLE OF CONTENTS

--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                                                1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _

AIM Energy Fund                                                    1

AIM Technology Fund                                                1

AIM Utilities Fund                                                 2

PERFORMANCE INFORMATION                                            3
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _

Annual Total Returns                                               3

Performance Table                                                  5

FEE TABLE AND EXPENSE EXAMPLE                                      6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _

Fee Table                                                          6

Expense Example                                                    6

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                    7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _

INVESTMENT GOALS, STRATEGIES AND RISKS                             7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _

GOALS AND STRATEGIES                                               7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _

Energy                                                             7

Technology                                                         8

Utilities                                                          9

RISKS                                                             10
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _

Energy                                                            10

Technology                                                        10

Utilities                                                         11

DISCLOSURE OF PORTFOLIO HOLDINGS                                  12
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _

FUND MANAGEMENT                                                   13
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _

The Advisors                                                      13

Advisor Compensation                                              13

Portfolio Manager(s)                                              13



OTHER INFORMATION                                                         14
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Dividends and Distributions                                               14

Suitability for Investors                                                 14

FINANCIAL HIGHLIGHTS                                                      15
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Purchasing Shares                                                        A-1

Excessive Short-Term Trading Activity Disclosure                         A-2

Redeeming Shares                                                         A-4

Pricing of Shares                                                        A-6

Taxes                                                                    A-7

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of


A I M Management Group Inc. and AIM Funds Management Inc. No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



RISK/RETURN SUMMARY

================================================================================



ENERGY

INVESTMENT GOAL...........................      The fund's investment goal is
                                                to provide capital growth.

PRIMARY INVESTMENT STRATEGIES.............      The fund normally invests at
                                                least 80% of its total assets
                                                in equity securities of
                                                companies in energy-related
                                                industries. Companies in these
                                                industries include oil and gas
                                                exploration companies, natural
                                                gas pipeline companies,
                                                refinery companies, energy
                                                conservation companies, coal,
                                                alternative energy companies
                                                and innovative energy
                                                technology companies.
                                                In selecting securities, the
                                                portfolio manager uses a
                                                research-oriented "bottom-up"
                                                investment approach, focusing
                                                on company fundamentals and
                                                growth prospects. In general,
                                                the fund emphasizes companies
                                                that the advisor believes have
                                                stable and consistent earnings
                                                power, defensible market
                                                positions and a blend of mix
                                                earnings growth and dividend
                                                yield.
                                                Please see "Investment Goal,
                                                Strategies and Risks" for
                                                additional information
                                                regarding the fund's investment
                                                strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:



                             Market Risk               Equity Securities Risk

                             Sector Fund Risk          Energy Industry Risk

                             Foreign Securities Risk   Derivatives Risk

                             Leverage Risk             Concentration Risk

                             [Active Trading Risk]     Management Risk



                                                Please see "Investment Goal,
                                                Strategies and Risks" for a
                                                description of these risks and
                                                other risks of investing in the
                                                fund.
                                                There is a risk that you could
                                                lose all or a portion of your
                                                investment in the fund and that
                                                the income you may receive from
                                                your investment may vary. The
                                                value of your investment in the
                                                fund will rise and fall with
                                                the prices of the securities in
                                                which the fund invests. An
                                                investment in the fund is not a
                                                deposit in a bank and is not
                                                insured or guaranteed by the
                                                Federal Deposit Insurance
                                                Corporation or any other
                                                governmental agency.

TECHNOLOGY

INVESTMENT GOAL...........................      The fund's investment goal is
                                                to provide capital growth.

PRIMARY INVESTMENT STRATEGIES.............      The fund normally invests at
                                                least 80% of its total assets
                                                in equity securities of
                                                companies in technology-related
                                                industries. Companies in these
                                                industries include, but are not
                                                limited to, those involved in
                                                the design, manufacture,
                                                distribution, licensing, or
                                                provision of various applied
                                                technologies, hardware,
                                                software, semiconductors,
                                                telecommunications equipment,
                                                as well as services and
                                                service-related companies in
                                                information technology.
                                                In selecting securities, the
                                                portfolio manager uses a
                                                research-oriented investment
                                                approach, focusing on company
                                                fundamentals and growth
                                                prospects. In general, the fund
                                                emphasizes companies that the
                                                advisor believes have stable
                                                and consistent earnings and
                                                cash flow growth, defensible
                                                market positions, and
                                                experienced management teams.

                      ENERGY [_] TECHNOLOGY [_] UTILITIES




                                                Please see "Investment Goal,
                                                Strategies and Risks" for
                                                additional information
                                                regarding the fund's investment
                                                strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:



               Market Risk             Equity Securities Risk

               Sector Fund Risk        Technology Industry Risk

               Foreign Securities Risk Derivatives Risk

               Leverage Risk           [Active Trading Risk]

               Management Risk



                                                Please see "Investment Goal,
                                                Strategies and Risks" for a
                                                description of these risks and
                                                other risks of investing in the
                                                fund.
                                                There is a risk that you could
                                                lose all or a portion of your
                                                investment in the fund and that
                                                the income you may receive from
                                                your investment may vary. The
                                                value of your investment in the
                                                fund will rise and fall with
                                                the prices of the securities in
                                                which the fund invests. An
                                                investment in the fund is not a
                                                deposit in a bank and is not
                                                insured or guaranteed by the
                                                Federal Deposit Insurance
                                                Corporation or any other
                                                governmental agency.

UTILITIES

INVESTMENT GOAL...........................      The fund's investment goals are
                                                to provide capital growth and
                                                income.

PRIMARY INVESTMENT STRATEGIES.............      The fund normally invests at
                                                least 80% of its total assets
                                                in equity securities of
                                                companies in utilities-related
                                                industries. Companies in these
                                                industries could include those
                                                that produce, generate,
                                                transmit or distribute natural
                                                gas, electricity, water or oil,
                                                as well as companies that
                                                provide telecommunication
                                                services, including local, long
                                                distance and wireless services.
                                                In selecting securities, the
                                                portfolio manager uses a
                                                research-oriented "bottom-up"
                                                investment approach, focusing
                                                on company fundamentals and
                                                growth prospects. In general,
                                                the fund emphasizes companies
                                                that the advisor believes have
                                                stable and consistent earnings
                                                power, defensible market
                                                positions and a blend of mix
                                                earnings growth and dividend
                                                yield.
                                                Please see "Investment Goals,
                                                Strategies and Risks" for
                                                additional information
                                                regarding the fund's investment
                                                strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:




              Market Risk               Equity Securities Risk

              Sector Fund Risk          Utilities Industry Risk

              Foreign Securities Risk   Derivatives Risk

              Leverage Risk             Concentration Risk

              [Active Trading Risk]     Management Risk



                                                Please see "Investment Goals,
                                                Strategies and Risks" for a
                                                description of these risks and
                                                other risks of investing in the
                                                fund.
                                                There is a risk that you could
                                                lose all or a portion of your
                                                investment in the fund and that
                                                the income you may receive from
                                                your investment may vary. The
                                                value of your investment in the
                                                fund will rise and fall with
                                                the prices of the securities in
                                                which the fund invests. An
                                                investment in the fund is not a
                                                deposit in a bank and is not
                                                insured or guaranteed by the
                                                Federal Deposit Insurance
                                                Corporation or any other
                                                governmental agency.

                      ENERGY [_] TECHNOLOGY [_] UTILITIES


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns in the bar chart and performance table shown below for Energy and Utilities are those of the funds' Investor Class shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses. Institutional Class shares for Energy and Utilities commenced operations on January 31, 2006 and October 25, 2005, respectively.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar charts show changes in the performance of Technology's Institutional Class shares and Energy and Utilities' Investor Class shares from year to year. Institutional Class and Investor Class shares are not subject to front-end or back-end sales loads.

ENERGY--INVESTOR CLASS

                                    [CHART]


12/31/96    12/31/97    12/31/98   12/31/99    12/31/00    12/31/01   12/31/02    12/31/03    12/31/04   12/31/05
--------    --------    --------   --------    --------    --------   --------    --------    --------   --------
 38.84%      19.09%     -27.83%     41.88%      58.17%     -16.81%     -4.32%      22.56%      36.62%     53.96%


TECHNOLOGY--INSTITUTIONAL CLASS

                                    [CHART]

  12/31/99    12/31/00   12/31/01   12/31/02    12/31/03   12/31/04  12/31/05
  --------    --------   --------   --------    --------   --------  --------
   146.18%    -22.50%    -45.18%     -46.78%      44.37%     4.57%

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



PERFORMANCE INFORMATION (continued)

--------------------------------------------------------------------------------



UTILITIES--INVESTOR CLASS

                                     [CHART]

12/31/96    12/31/97    12/31/98   12/31/99    12/31/00    12/31/01   12/31/02    12/31/03    12/31/04   12/31/05
--------    --------    --------   --------    --------    --------   --------    --------    --------   --------
 12.75%      24.38%       24.30%    19.88%       4.14%      -33.98%    -22.29%     17.64%      25.33%


  During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:



                                HIGHEST QUARTERLY RETURN LOWEST QUARTERLY RETURN
FUND                                (QUARTER ENDED)          (QUARTER ENDED)
--------------------------------------------------------------------------------
Energy--Investor Class                      %                        %

Technology--Institutional Class
                                            %
                                                                     %

Utilities--Investor Class
                                            %
                                                                     %
--------------------------------------------------------------------------------


  The funds year-to-date total returns as of June 30, 2006, were as follows:



                                           YEAR-TO-DATE TOTAL RETURN
           FUND                                 (JUNE 30, 2006)
           ---------------------------------------------------------
           Energy--Investor Class                       %

           Technology--Institutional Class
                                                        %
           Utilities--Investor Class                    %
           ---------------------------------------------------------

                      ENERGY [_] TECHNOLOGY [_] UTILITIES




PERFORMANCE TABLE

The following performance table compares each fund's performance to that of a broad-based securities market index, a peer group index and/or a style specific index. The indices may not reflect payment of fees, expenses or taxes. The funds are not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the funds may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


(for the periods ended December 31, 2005)                                SINCE     INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS INCEPTION/1/   DATE
--------------------------------------------------------------------------------------------
Energy--Investor Class                                                             01/19/84
  Return Before Taxes                             %       %       %          %
  Return After Taxes on Distributions
  Return After Taxes on Distributions and
  Sale of Fund Shares
--------------------------------------------------------------------------------------------
S&P 500 Index/3/
Dow Jones U.S. Oil & Gas Index/4,5/
Lipper Natural Resources Fund Index/4,6/
--------------------------------------------------------------------------------------------
Technology--Institutional Class/2/                                                 12/21/98
  Return Before Taxes                                                         /2/
  Return After Taxes on Distributions                                         /2/
  Return After Taxes on Distributions and
  Sale of Fund Shares                                                         /2/
--------------------------------------------------------------------------------------------
S&P 500 Index/3/                                                              /2/
Goldman Sachs Tech. Composite Index/7,8/                                   N/A
Lipper Science & Technology Fund Index/7,9/                                   /2/
--------------------------------------------------------------------------------------------
Utilities--Investor Class                                                          06/02/86
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and
  Sale of Fund Shares
--------------------------------------------------------------------------------------------
S&P 500/3/
Lipper Utility Fund Index/10/
--------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
/1/ Since inception performance is only provided for a class with less than ten calendar years of performance.
/2/ Since inception of Institutional Class of shares on December 21, 1998.
    Index comparison begins on December 31, 1998.
/3/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.
/4/ The fund has also included the Dow Jones U.S. Oil & Gas Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Natural Resources Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/5/ The Dow Jones U.S. Oil & Gas Index measures the performance of energy companies within the United States. The index maintains an approximate weightings of 95% in U.S. coal, oil and drilling and pipeline companies.
/6/ The Lipper Natural Resources Fund Index is an equally weighted representation of the 10 largest funds within the Lipper Natural Resources category. These funds invest at least 65% of their equity commitment in natural resource stocks.
/7/ The fund has also included the Goldman Sachs Technology Composite Index which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/8/ The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index currently composed of 178 companies involved in the technology industry. The index is rebalanced semiannually and becomes effective after the close of business on expiration Friday, or the third Friday, of January and July.
/9/ The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.
/10/ The fund has also included the Lipper Utility Fund Index (which may or may not include the fund) for comparison to a peer group. The Lipper Utility Fund Index is an equally weighted representation of the 10 largest funds in the Lipper Utility category. These funds invest at least 65% of their equity portfolios in utility shares.

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------



FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


       (fees paid directly from
       your investment)                      ENERGY TECHNOLOGY UTILITIES
       -----------------------------------------------------------------

       Maximum Sales Charge (Load)
       Imposed on Purchases
       (as a percentage of
       offering price)                        None     None      None

       Maximum Deferred
       Sales Charge (Load)
       (as a percentage of original purchase
       price or redemption
       proceeds, whichever is less)           None     None      None



ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


            (expenses that are deducted
            from fund assets)           ENERGY TECHNOLOGY UTILITIES
            -------------------------------------------------------

            Management Fees                 %        %         %

            Distribution and/or Service
            (12b-1) Fees                 None     None      None

            Other Expenses/2/

            Total Annual Fund
            Operating Expenses/3/
            -------------------------------------------------------


/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ Other expenses are based on estimated amounts for the current fiscal year. /3/ The funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund
    Operating Expenses (excluding certain items discussed below) to   %,   %
    and   % on Institutional Class shares of Energy, Technology and Utilities
    Funds, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Net Annual Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. This expense limitation agreement for Energy, Technology and Utilities is in effect through at least March 31, 2006, June 30, 2006 and March 31, 2006, respectively.

If a financial institution is managing your account, you may also be charged a transaction or other fee of such financial institution.



EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived, or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
                   ------------------------------------------

                   Energy       $      $       $        $

                   Technology

                   Utilities
                   ------------------------------------------

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

--------------------------------------------------------------------------------





The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact the funds' expenses, including investment advisory fees and other fund costs on the funds return over a 10-year period. The example reflects the following:
 . You invest $10,000 in a fund and hold it for the entire 10 year period;
 . Your investment has a 5% return before expenses each year; and . Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the funds' Institutional classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement your actual expense may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below:




ENERGY, INSTITUTIONAL CLASS       YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------

Annual Expense Ratio/1/
Cumulative Return Before Expenses
Cumulative Return After Expenses
End of Year Balance
Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------

TECHNOLOGY, INSTITUTIONAL CLASS   YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------

Annual Expense Ratio/1/
Cumulative Return Before Expenses
Cumulative Return After Expenses
End of Year Balance
Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------

UTILITIES, INSTITUTIONAL CLASS    YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
--------------------------------------------------------------------------------------------------------

Annual Expense Ratio/1/
Cumulative Return Before Expenses
Cumulative Return After Expenses
End of Year Balance
Estimated Annual Expenses
--------------------------------------------------------------------------------------------------------


/1/ Your actual expenses may be higher or lower than those shown.




INVESTMENT GOALS, STRATEGIES AND RISKS

--------------------------------------------------------------------------------


GOALS AND STRATEGIES

ENERGY
The fund's investment goal is to provide capital growth.
  The fund seeks to meet its goal by investing, normally, at least 80% of its total assets in equity securities of issuers that do business primarily in energy-related industries. Equity securities include common stocks, preferred stocks, convertible securities, warrants to purchase equity securities, and futures, puts, calls and options on equity securities and synthetic and derivative instruments that in the judgement of the fund's advisor have economic characteristics similar to equity securities.


  Companies in energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies and innovative energy technology companies.
  The fund considers a company to be doing business in energy related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in energy related industries; (2) at least 50% of its assets are devoted to producing revenues in energy related industries; or (3) based on other available information, the portfolio manager determines that its primary business is within energy related industries.

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



  The fund may invest up to 25% its assets in securities of non-U.S. issuers doing business in energy related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  Generally, the fund's investments are divided among the four main energy subsectors: (1) major oil companies, (2) energy services, (3) oil and gas exploration/production companies; and (4) natural gas [AND LOGISTIC] pipeline companies. These portfolio weightings may be adjusted depending on current economic conditions. [Under normal market conditions, the fund's top ten holdings may comprise up to 40% of the fund's total assets.]
  In selecting securities for the fund, the portfolio manager uses a bottom-up investment approach, focusing on reasonably priced energy companies with above average production volume growth, as well as earnings, cash flow and asset value growth potential independent of commodity pricing. The investment strategy focuses on identifying companies with the ability to increase production while controlling costs by implementing new technologies, locating new discoveries (such as oil, natural gas, and/or coal) or boosting production volumes. In general, the fund emphasizes companies that the portfolio manager believes are strongly managed and will generate above average long-term capital appreciation.
  The portfolio manager will consider selling a security of a company if, among other things, (1) its valuation becomes excessive as compared with other investment opportunities, (2) its fundamentals change, (3) its earnings are interrupted, or (4) a more attractive investment opportunity is identified.
  The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's adviser. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.
  [The fund may engage in active and frequent trading of portfolio securities to achieve its investment goals.]

TECHNOLOGY
The fund's investment goal is to provide capital growth.
  The fund seeks to meet its goal by investing, normally, at least 80% of its total assets in equity securities of issuers engaged primarily in technology-related industries. Equity securities include common stocks, preferred stocks, convertible securities, warrants to purchase equity securities, and futures, puts, calls and options on equity securities and synthetic and derivative instruments that in the judgement of the fund's advisor have economic characteristics similar to equity securities.
  Companies in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment, as well as services and service-related companies in information technology.
  The fund considers a company to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the portfolio manager determines that its primary business is within technology-related industries.
  The fund invests in securities of non-U.S. issuers doing business in technology-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  A majority of the fund's assets are invested in the securities of market-leading technology companies doing business in various subsectors in the technology universe (the "core holdings"). The portfolio manager believes that the securities that comprise the fund's core holdings will maintain or improve their market share regardless of overall economic conditions. These companies are believed to have a strategic advantage over many of their competitors. The portfolio manager believes that these core holdings will provide attractive long-term investment returns.
  The remainder of the fund's assets are invested in the securities of faster-growing, more volatile technology companies that the portfolio manager believes to be emerging leaders in their fields (the "non-core holdings"). The fund will typically hold non-core holdings for a shorter period of time than the fund's core holdings. The portfolio manager believes that these non-core holdings will provide attractive near-term investment returns.
  The portfolio manager constructs the fund's portfolio with the goal of holding 65-85 individual stocks to take advantage of both long and short-term opportunities.
  The fund is driven by two investment themes: (1) increasing usage of information technology in business and consumer products will continue over the long-term, yielding the potential for above-average growth rates for the sector; and (2) technology will continue to create new market opportunities through continual innovation that creates periodic exceptional growth opportunities for investors in technology.
  In selecting securities for the fund, the portfolio manager uses a research oriented investment approach using a combination of quantitative, fundamental and valuation analysis. The portfolio manager focuses on attractively valued, well-managed companies in the information-technology sector with the potential to deliver attractive returns. While the portfolio manager may invest in stocks of any market

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



capitalization, the portfolio manager tends to favor mid- and large-cap stocks to avoid liquidity problems that can be associated with some small cap stocks.
  The portfolio manager will consider selling the security of a company if, among other things, (1) its fundamentals change; (2) its earnings are disrupted or disappoint; (3) its management or strategic direction changes; (4) its valuation becomes excessive compared to similar investment opportunities;
(5) its technical analysis turns negative; or (6) a more attractive investment opportunity is identified.
  The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's adviser. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.
  [The fund may engage in active and frequent trading of portfolio securities to achieve its investment goal.]

UTILITIES
The fund's investment goals are to provide capital growth and income.
  The fund seeks to meet its goal by investing, normally, at least 80% of its total assets in equity securities of issuers engaged primarily in utilities-related industries. Equity securities include common stocks, preferred stocks, convertible securities, warrants to purchase equity securities, and futures, puts, calls and options on equity securities and synthetic and derivative instruments that in the judgement of the fund's advisor have economic characteristics similar to equity securities.
  Companies in utilities-related industries may include, but are not limited to, those that produce, generate, transmit, store or distribute natural gas, oil, water or electricity as well as companies that provide telecommunications services, including local, long distance and wireless services.
  The fund considers a company to be doing business in utilities-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in utilities-related industries; (2) at least 50% of its assets are devoted to producing revenues in utilities-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within utilities-related industries.
  The fund invests up to 25% its assets in securities of non-U.S. issuers doing business in utilities-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.


  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  Normally, the portfolio manager seeks to keep the portfolio divided among the electric utility, natural gas, water and telecommunications industries. Weightings within the various segments are continually monitored, and the portfolio manager adjusts the portfolio weightings depending on current economic conditions. The portfolio manager constructs a portfolio of generally less than 70 stocks. [Under normal market conditions, the fund's top ten holdings may comprise over 40% of the fund's total assets.]
  In selecting securities for the fund, the portfolio manager uses a bottom-up investment approach using a combination of quantitative, fundamental and valuation analysis. The portfolio manager focuses on natural gas, electricity, oil, water and telecommunication services companies with some or all of the following attributes: positive cash flows, predictable earnings, solid balance sheets, current and sustainable dividends, strong management, competitive position, and/or current and potential financial position. The investment strategy focuses on companies that (1) could potentially benefit from industry trends, such as increased demand for certain products and deregulation of state markets, and (2) are attractively valued relative to the rest of the market. The portfolio manager also monitors and may adjust industry and security position weights according to prevailing economic trends such as gross domestic product (GDP) growth and interest rate changes.
  The portfolio manager will consider selling a security of a company if, among other things, (1) its earnings growth are threatened by deterioration in its fundamentals or change in the operating environment, (2) its valuation becomes too high, (3) its corporate strategy changes.
  The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's adviser. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.
  [The fund may engage in active and frequent trading of portfolio securities to achieve its investment goals.]

                      ENERGY [_] TECHNOLOGY [_] UTILITIES




RISKS

ENERGY
The principal risks of investing in the fund are:
  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
  Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
  Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the energy sector. This means that the fund's investment concentration in the energy sector is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund tends to rise and fall more rapidly.
  Energy Industry Risk--The businesses in which the fund invests may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Although individual security selection drives the performance of the fund, short-term fluctuations in commodity prices may influence fund returns and increase price fluctuations in the fund's shares.
  Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
  Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
  Leverage Risk--The use of synthetic securities and derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
  [Concentration Risk--Since a large percentage of the fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.]
  [Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment goals. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.]
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TECHNOLOGY
The principal risks of investing in the fund are:
  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
  Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
  Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the technology sector. This means that the fund's investment concentration in the technology sector is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund tends to rise and fall more rapidly.
  Technology Industry Risk--Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.
  Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
  Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the synthetic security or derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
  Leverage Risk--The use of synthetic securities and derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
  [Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment goal. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.]
  Management Risk There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager will produce the desired results.

UTILITIES
The principal risks of investing in the fund are:
  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
  Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
  Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the utilities sector. This means that the fund's investment concentration in the utilities sector is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other mutual funds, and consequently the value of an investment in the fund tends to rise and fall more rapidly.
  Utilities Industry Risk--Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.
  Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
  Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the synthetic security or derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



  Leverage Risk--The use of synthetic securities and derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
  [Concentration Risk--Since a large percentage of the fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.]


  [Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment goals. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.]
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.




DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.aiminvestments.com. To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:



                             APPROXIMATE DATE OF       INFORMATION REMAINS
 INFORMATION                   WEBSITE POSTING          POSTED ON WEBSITE
 -----------------------------------------------------------------------------
 Top ten holdings as of
  month-end                15 days after month-end   Until posting of the
                                                      following month's top
                                                      ten holdings
 -----------------------------------------------------------------------------
 Complete portfolio
  holdings as of calendar
  quarter-end              30 days after calendar
                            quarter-end              For one year
 -----------------------------------------------------------------------------


A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



FUND MANAGEMENT

--------------------------------------------------------------------------------



THE ADVISORS
A I M Advisors, Inc. (the advisor or AIM) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment goals.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.


  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation
of   %,   % and   %, respectively, of Energys', Technology's and Utilities'
average daily net assets.
  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the funds is available in each fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

PORTFOLIO MANAGERS
The following individuals are jointly and primarily responsible for the day-to-day management of each fund's portfolio:

ENERGY

.. John S. Segner, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with AIM and/or its affiliates since 1997.

  He is assisted by the advisor's Energy/Gold/Utilities Team.

TECHNOLOGY

.. Michelle E. Fenton, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with AIM and/or its affiliates since 1998.

  She is assisted by the advisor's Technology Team.

UTILITIES

.. John S. Segner, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with AIM and/or its affiliates since 1997.

  He is assisted by the advisor's Energy/Gold/Utilities Team.

  The teams that assist the portfolio managers are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.


  The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in the funds, a description of their compensation structure, and information regarding other accounts they manage.



OTHER INFORMATION

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DIVIDENDS AND DISTRIBUTIONS
The funds except for Utilities expect that their distributions, if any, will consist of capital gains. Utilities expects that distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS
Utilities generally declares and pays dividends, if any, quarterly. Energy and Technology generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS
The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS
The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a
Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans; and the minimum initial investment requirement for all other investors for which the Institutional Classes of the funds are available is $1 million.
  The Institutional Classes of the funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



FINANCIAL HIGHLIGHTS

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The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.
  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by                     , whose report,
along with each fund's financial statements, is included in the fund's annual report, which is available upon request.



ENERGY


                                                                   INSTITUTIONAL CLASS
                                                                   -------------------
                                                                    JANUARY 31, 2006
                                                                       (DATE SALES
                                                                      COMMENCED) TO
                                                                     MARCH 31, 2006
                                                                   -------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
--------------------------------------------------------------------------------------
   Total from investment operations
--------------------------------------------------------------------------------------
Less distributions from net realized gains
--------------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
--------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
--------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
--------------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------------

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------


TECHNOLOGY



                                                              INSTITUTIONAL CLASS
                                                            ------------------------
                                                              YEAR ENDED MARCH 31,
                                                            ------------------------
                                                            2006 2005 2004 2003 2002
                                                            ---- ---- ---- ---- ----
Net asset value, beginning of period
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
------------------------------------------------------------------------------------
   Total from investment operations
------------------------------------------------------------------------------------
Net asset value, end of period
------------------------------------------------------------------------------------
Total return
------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
------------------------------------------------------------------------------------
Portfolio turnover rate
------------------------------------------------------------------------------------

                      ENERGY [_] TECHNOLOGY [_] UTILITIES



FINANCIAL HIGHLIGHTS (continued)

--------------------------------------------------------------------------------


UTILITIES


                                                                   INSTITUTIONAL CLASS
                                                                   -------------------
                                                                    OCTOBER 25, 2005
                                                                       (DATE SALES
                                                                      COMMENCED) TO
                                                                     MARCH 31, 2006
                                                                   -------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
--------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
--------------------------------------------------------------------------------------
   Total from investment operations
--------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income
--------------------------------------------------------------------------------------
  Distributions from net realized gains
--------------------------------------------------------------------------------------
   Total distributions
--------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest
--------------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
--------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
--------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
--------------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------------

                      THE AIM FUNDS - INSTITUTIONAL CLASS

Shareholder Information

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about the Institutional Classes of all funds, which are offered to certain eligible institutional investors. Consult the fund's Statement of Additional Information for the Institutional Class for details.

Shares Sold without Sales Charges

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

PURCHASING SHARES

Minimum Investments Per Account

The minimum investments for Institutional Class accounts are as follows:

                                                          Initial     Additional
Type of Account                                         Investments   Investments
---------------                                         -----------   -----------

Defined Benefit Plans or Platform Sponsors for Defined
  Contribution Plans................................... $         0   no minimum

Banks acting in a fiduciary or similar capacity,
  Collective and Common Trust Funds, Banks and Broker-
  Dealers acting for their own account or Foundations
  and Endowments.......................................   1 million   no minimum

Defined Contribution Plans (Corporate, Non-profit or
  Governmental)........................................  10 million   no minimum

How to Purchase Shares

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

Purchase Options

                       Opening An Account            Adding To An Account
                  ------------------------------ ------------------------------
Through a         Contact your financial         Same.
Financial Advisor advisor.
                  The financial advisor should
                  mail your completed account
                  application to the transfer
                  agent,
                  AIM Investment Services, Inc.,
                  P.O. Box 0843,
                  Houston, TX 77210-0843.
                  The financial advisor should
                  call the transfer agent at
                  (800) 659-1005 to receive a
                  reference number.
                  Then, use the following wire
                  instructions:

                  Beneficiary Bank
                  ABA/Routing #: 021000021
                  Beneficiary Account Number:
                  00100366732
                  Beneficiary Account Name: AIM
                  Investment Services, Inc.
                  RFB: Fund Name, Reference #
                  OBI: Your Name, Account #

By Telephone      Open your account as           Call the transfer agent at
                  described above.               (800) 659-1005 and wire
                                                 payment for your purchase
                                                 order in accordance with the
                                                 wire instructions noted above.

Special Plans

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or reinvested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund.

Additional Payments to Financial Advisors

A I M Distributors, Inc. (ADI) or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments

                      THE AIM FUNDS - INSTITUTIONAL CLASS

from their own resources and from ADI's retention of underwriting concessions. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

   ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when it makes these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on the average daily net assets of the applicable funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts.

   ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

   ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

   You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

   AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

   Money Market Funds. The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the fund must maintain additional cash and/or

                      THE AIM FUNDS - INSTITUTIONAL CLASS

securities with short -term durations than may otherwise be required, the fund's yield could be negatively impacted.

   The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

  . The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

  . One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

  . The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

  . Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

Trade Activity Monitoring

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

   The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

Trading Guidelines

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalanc-ing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

   The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

   Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

Redemption Fee

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

   The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

   For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

                      THE AIM FUNDS - INSTITUTIONAL CLASS

Fair Value Pricing

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   See "Pricing of Shares -- Determination of Net Asset Value" for more information.

REDEEMING SHARES

Redemption Fee

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund

AIM China Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Floating Rate Fund

AIM Global Aggressive Growth Fund

AIM Global Equity Fund

AIM Global Growth Fund

AIM Global Real Estate Fund

AIM Global Value Fund

AIM High Yield Fund

AIM International Allocation Fund

AIM International Bond Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM International Small Company Fund

AIM Japan Fund

AIM S&P 500 Index Fund

AIM Trimark Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

   The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through
(8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

   Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

   The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

   Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

                      THE AIM FUNDS - INSTITUTIONAL CLASS

How to Redeem Shares

Through a Financial
  Advisor.......... Contact your financial advisor.

                    Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day's closing price.

By Telephone....... A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day's closing price.

Timing and Method of Payment

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

Redemption by Telephone

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Redemptions in Kind

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions by the AIM Funds

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under most circumstances, exchange Institutional Class shares in one fund for Institutional Class shares of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire.

   You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

Exchange Conditions

The following conditions apply to all exchanges:

  . Shares of the fund you wish to acquire must be available for sale in your state of residence;

  . Exchanges must be made between accounts with identical registration information;

  . The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

  . Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

  . If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

Terms of Exchange

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

Each fund and its agents reserve the right at any time to:

  .   reject or cancel all or any part of any purchase or exchange order;

  .   modify any terms or conditions of purchase of shares of any fund; or

  . suspend, change or withdraw all or any part of the offering made by this prospectus.

PRICING OF SHARES

Determination of Net Asset Value

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

                      THE AIM FUNDS - INSTITUTIONAL CLASS

   Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

   Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

   AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

   Specific types of securities are valued as follows:

   Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt
Securities: Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

   Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

   Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

   Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

   Fixed Income Securities: Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.

   Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

   Futures and Options: Futures and options are valued on the basis of market quotations, if available.

   Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

   Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

                      THE AIM FUNDS - INSTITUTIONAL CLASS

Timing of Orders

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

   Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

   Investors in tax-exempt funds should read the information under the heading "Other Information -- Special Tax Information Regarding the Fund" in their prospectus.

   The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

Obtaining Additional Information

--------------------------------------------------------------------------------



More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about the funds, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or




                 By Telephone:    (800) 659-1005

                 On the Internet: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAIs, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM



The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.



You also can review and obtain copies of the funds' SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  AIM Energy Fund
  AIM Technology Fund
  AIM Utilities Fund
  SEC 1940 Act file number: 811-03826



                               [LOGO]

AIMinvestments.com I-SEC-PRO-2 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                 STATEMENT OF
                            ADDITIONAL INFORMATION

                               AIM SECTOR FUNDS
                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173

                               -----------------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM SECTOR FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. PORTIONS OF EACH FUND'S FINANCIAL STATEMENTS ARE INCORPORATED INTO THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO SUCH FUND'S MOST RECENT ANNUAL REPORT TO SHAREHOLDERS. YOU MAY OBTAIN, WITHOUT CHARGE, A COPY OF ANY PROSPECTUS AND/OR ANNUAL REPORT FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING
TO:


                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 4739
                           HOUSTON, TEXAS 77210-4739

                         OR BY CALLING (800) 959-4246


THIS STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2006, RELATES TO THE INVESTOR CLASS, CLASS A, CLASS B, CLASS C AND CLASS R SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:



                 FUND                                   DATED
                 ----                                   -----
            AIM ENERGY FUND                         JULY 31, 2006

      AIM FINANCIAL SERVICES FUND                   JULY 31, 2006

    AIM GOLD & PRECIOUS METALS FUND                 JULY 31, 2006

           AIM LEISURE FUND                         JULY 31, 2006

          AIM TECHNOLOGY FUND                       JULY 31, 2006

          AIM UTILITIES FUND                        JULY 31, 2006



THIS STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2006, ALSO RELATES TO THE INSTITUTIONAL CLASS SHARES OF THE FOLLOWING PROSPECTUS FOR THE FUNDS NAMED
BELOW:



                 FUND                                   DATED
                 ----                                   -----
            AIM ENERGY FUND                         JULY 31, 2006

          AIM TECHNOLOGY FUND                       JULY 31, 2006

          AIM UTILITIES FUND                        JULY 31, 2006

                               AIM SECTOR FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
GENERAL INFORMATION ABOUT THE TRUST.......................................    1

INVESTMENTS, STRATEGIES AND RISKS.........................................    3

INVESTMENT RESTRICTIONS...................................................   22

MANAGEMENT OF THE FUNDS...................................................   28

TRUSTEES AND OFFICERS OF THE TRUST........................................   33

CODE OF ETHICS............................................................   38

PROXY VOTING POLICIES AND PROCEDURES......................................   38

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................   39

DISTRIBUTION OF SECURITIES................................................   39

PURCHASE, REDEMPTION AND PRICING OF SHARES................................   48

OTHER SERVICE PROVIDERS...................................................   73

BROKERAGE ALLOCATION AND OTHER PRACTICES..................................   74

TAX CONSEQUENCES OF OWNING SHARES OF A FUND...............................   80

FINANCIAL STATEMENTS......................................................   83

PENDING LITIGATION........................................................   84

APPENDICES:

RATINGS OF DEBT SECURITIES................................................  A-1

PERSONS TO WHOM AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS

ON AN ONGOING BASIS.......................................................  B-1

PORTFOLIO MANAGERS........................................................  C-1

TRUSTEES AND OFFICERS.....................................................  D-1

TRUSTEE COMPENSATION TABLE................................................  E-1

PROXY POLICIES AND PROCEDURES.............................................  F-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................  G-1

CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS.....  H-1

PENDING LITIGATION........................................................  I-1

                      GENERAL INFORMATION ABOUT THE TRUST

AIM Sector Funds (the "Trust") was organized as a Delaware statutory trust on July 24, 2003. Pursuant to shareholder approval obtained at a shareholder meeting held on October 21, 2003, each series portfolio of INVESCO Sector Funds, Inc. was redomesticated as a new series of the Trust on November 20, 2003. INVESCO Sector Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Strategic Portfolios, Inc. on August 10, 1983. On October 29, 1998, the name of the Company was changed to INVESCO Sector Funds, Inc. On October 31, 1999, the Company changed its fiscal year end to March 31. On October 1, 2003, the name of the Company was changed to AIM Sector Funds, Inc. On October 15, 2004, INVESCO Energy Fund, INVESCO Financial Services Fund, INVESCO Gold & Precious Metals Fund, INVESCO Leisure Fund, INVESCO Technology Fund and INVESCO Utilities Fund changed their names to AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund, respectively.

The Trust is an open-end, diversified, management investment company currently consisting of six Funds: AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund (each a "Fund" and collectively, the "Funds"). Additional funds and classes may be offered in the future. Under the Amended and Restated Agreement and Declaration of Trust dated September 14, 2005, (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

"Open-end" means that each Fund may issue an indefinite number of shares which are continuously offered and which may be redeemed at net asset value ("NAV"). A "management" investment company actively buys and sells securities for each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue an unlimited number of shares of beneficial interest of each class of shares of each Fund.

Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

Each Fund offers the following separate classes of shares.

                                         INVESTOR                                 INSTITUTIONAL
FUND                                      CLASS   CLASS A CLASS B CLASS C CLASS R     CLASS
----                                     -------- ------- ------- ------- ------- -------------
AIM Energy Fund*........................    X        X       X       X                  X
AIM Financial Services Fund*............    X        X       X       X
AIM Gold & Precious Metals Fund.........    X        X       X       X
AIM Leisure Fund*.......................    X        X       X       X       X
AIM Technology Fund*....................    X        X       X       X                  X
AIM Utilities Fund......................    X        X       X       X                  X

--------
* The Fund previously offered Class K shares. Class K shares were converted to Class A shares at the close of business October 21, 2005.

The Institutional Class shares of AIM Energy Fund, AIM Technology Fund and AIM Utilities Fund are intended for use by certain eligible institutional investors, including the following:


  .   banks and trust companies acting in a fiduciary or similar capacity:

  .   bank and trust company common and collective trust funds;

  .   banks and trust companies investing for their own account;

  . entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

  .   retirement plans;

  .   platform sponsors with which A I M Distributors, Inc. ("AIM
      Distributors") has entered into an agreement; and

  .   proprietary asset allocation funds.

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, conversion features, if any, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on each class of shares will differ. All shares of a fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The Board has the authority to designate additional classes of beneficial interest without seeking the approval of shareholders.


Because Class B shares automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended (the "1940 Act") requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rate portion of shares from reinvested dividends and distributions convert along with the Class B shares.


Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Trust have equal voting rights based on one vote for each share owned. The Trust is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust Agreement, the Board will call special meetings of shareholders.


Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.


Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of trustees of the Trust can elect 100% of the trustees if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the Board.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.


                       INVESTMENTS, STRATEGIES AND RISKS

Set forth below are detailed descriptions of the various types of securities and investment techniques that A I M Advisors, Inc., ("AIM") may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

Not all of the Funds invest in all of the types of securities or use all of the investment techniques described below, and a Fund may not invest in all of these types of securities or use all of these techniques at any one time. A Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund's investment goal, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as the federal securities laws. In addition to those described below, AIM may invest in other types of securities and may use other investment techniques in managing the Funds, subject to limitations imposed by a Fund's investment goal, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as the federal securities laws.

The Funds' investment goals, policies, strategies and practices described below are non-fundamental unless otherwise indicated.

Equity Investments

Each Fund may invest in all of the following equity investments.

COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

FOREIGN SECURITIES. Each Fund other than AIM Gold & Precious Metals Fund may invest up to 25% of its total assets in foreign securities. AIM Gold & Precious Metals Fund may invest up to 100% of its total assets in foreign securities of issuers doing business in the gold and precious metals sector. Securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this limitation. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

Risks of Developing Countries. Each Fund may invest up to [ ]% of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

FOREIGN GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities of foreign governments. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

FOREIGN EXCHANGE TRANSACTIONS. Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward currency contracts entered into directly with another party or exchange traded futures contracts.

The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. Government obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund invest may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). Each Fund may invest may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.

An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Funds' diversification tests.

FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

BANK INSTRUMENTS. Each Fund invest may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

Each Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in a Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

COMMERCIAL INSTRUMENTS. Each Fund may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Funds. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Funds' percentage limitations for investments in illiquid securities.

LIQUID ASSETS. For cash management purposes, each Fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a portion of its assets in cash, cash equivalents (including shares of affiliated money market funds) or high-quality debt instruments. As a result, a Fund may not achieve its investment objective.

Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends,
(d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

[JUNK BONDS. Each Fund invest may invest in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. At the time of purchase, AIM will limit Fund investments to debt securities which are rated at least CCC by S&P or Caa by Moody's. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues may be subordinated to other creditors of the issuer.

The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.]

Descriptions of debt securities ratings are found in Appendix A.

Other Investments

REAL ESTATE INVESTMENT TRUSTS ("REITS"). To the extent consistent with their respective investment objectives and policies, each Fund may invest up to [15%] of its total assets in equity and/or debt securities issued by REITs. REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

OTHER INVESTMENT COMPANIES. Each Fund may invest in other investment companies. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. Each Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

WHEN-ISSUED SECURITIES. Each Fund may purchase when-issued securities. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Swaps are generally governed by a single master agreement for each counterparty, and the agreements allow for netting of counterparties' obligations on specific transactions. A Fund's obligation or rights will be the net amount owed to or by the counterparty. A Fund's current obligations under a swap agreement will be accrued daily (on a net basis), and the Fund will maintain liquid assets in an amount equal to amounts owed to a swap counterparty less the value of any collateral posted. A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the swap agreements with that counterparty would exceed 5% of the Fund's net assets determined on the date the transaction is entered into. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other Funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly, or in the event of a default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund's investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset.

REPURCHASE AGREEMENTS. Each Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS. Each Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

RULE 144A SECURITIES. Each Fund may invest in Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes;
(ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

UNSEASONED ISSUERS. Each Fund may invest in securities of unseasoned issuers. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

As set forth below, the Funds may invest in some or all of the following:
(i) forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments; (ii) equity-linked derivative products designed to replicate the composition and performance of particular indices; and (iii) fixed-rate certificates ("TRAINS") that represent fractional undivided interests in the assets of a Targeted Return Index Securities Trust. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

EQUITY-LINKED DERIVATIVES. Each Fund may invest in Equity-Linked Derivatives. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

BUNDLED SECURITIES. In lieu of investing directly in securities appropriate for each Fund, each Fund may from time to time invest in trust certificates (such as TRAINS) or similar instruments representing a fractional undivided interest in an underlying pool of such appropriate securities. A Fund will be permitted at any time to exchange such certificates for the underlying securities evidenced by such certificates. To that extent, such certificates are generally subject to the same risks as the underlying securities. A Fund will examine the characteristics of the underlying securities for compliance with most investment criteria but will determine liquidity with reference to the certificates themselves. To the extent that such certificates involve interest rate swaps or other derivative devices, a Fund may invest in such certificates if the Fund is permitted to engage in interest rate swaps or other such derivative devices.

PUT AND CALL OPTIONS. Each Fund may purchase and sell put and call options. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

Pursuant to federal securities rules and regulations, if a Fund writes options, it may be required to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

A Fund may write a put option without owning the underlying security if it covers the option as described in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover the transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

Pursuant to federal securities rules and regulations, if a Fund writes index options, it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover".

STRADDLES. Each Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Funds' overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

WARRANTS. Each Fund may purchase warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase futures contracts and option contracts on futures contracts. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," received from or paid to the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

FORWARD CURRENCY CONTRACTS. Each Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" a Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

   (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

   (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

   (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

   (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

   (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

   (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

GOLD BULLION. AIM Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the former states of the Soviet Union. Changes in political and economic conditions affecting either country may have a direct impact on its sales of gold bullion. AIM Gold & Precious Metals Fund will purchase gold bullion from, and sell gold bullion to, banks (both U.S. and foreign) and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Values of gold bullion held by the AIM Gold & Precious Metals Fund are based upon daily quotes provided by banks or brokers dealing in such commodities.

INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE FUNDS/ADVISOR. Each Fund may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Funds will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

                            INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or
(2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

    1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

    2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

    3. borrow money, except that the Fund may borrow money in an amount not exceeding 33a% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

    4. issue senior securities, except as permitted under the 1940 Act;

    5. lend any security or make any loan, if as a result, more than 33a% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

    6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments. This restriction shall not prevent AIM
       Gold & Precious Metals Fund from investing in gold bullion;

    7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

    8. purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken as market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry; provided however, that (i) AIM Energy Fund will invest 25% or more of its assets in one or more energy-related industries; (ii) AIM Financial Services Fund will invest 25% or more of its assets in one or more financial services-related industries; (iii) AIM Gold & Precious Metals Fund will invest 25% or more of its assets in one or more gold and precious metals-related industries; (iv) AIM Leisure Fund will invest 25% of more of its assets in one or more leisure-related industries; (v) AIM Technology Fund will invest 25% or more of its assets in one or more technology-related industries; and (vi) AIM Utilities Fund will invest 25% or more of its assets in one or more utilities-related industries; or

    9. each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by AIM or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

    A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

    B. The Fund may borrow money only from a bank or from an open-end management investment company managed by AIM or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (3)).

    C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

    D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

    E. AIM Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets in gold bullion.

    F. With respect to fundamental restriction (8) above, (i) energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and innovative energy technology companies;(ii) financial services-related industries include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies; (iii) gold and precious metals-related industries include, but are not limited to, those involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, silver, platinum, palladium, and diamonds; (iv) leisure-related industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-ratio/TV, cable & satellite operators, cable & satellite programmers, motion pictures &
       TV, recreation services/entertainment, retail, and toys; (v) real estate-related industries include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry; (vi) technology-related industries include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-relat3ed companies in information technology; and (vii) utilities-related industries include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

    G. The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


The investment goal of each Fund other than AIM Utilities Fund is capital growth. The investment goal of AIM Utilities Fund is capital growth and income. Each Fund's investment goal is fundamental and may not be changed without shareholder approval.


In addition, with respect to a fund that may invest in municipal securities, the following non-fundamental policy applies, which may be changed without shareholder approval:

       Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.


TEMPORARY DEFENSIVE POSITIONS - In anticipation of or in response to adverse market conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each of the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

[PORTFOLIO TURNOVER - AIM Energy Fund's portfolio turnover rate decreased from 123% in 2004 to 45% in 2005. AIM Technology Fund's portfolio turnover rate decreased from 141% in 2004 to 92% in 2005. AIM Utilities Fund's portfolio turnover rate decreased from 101% in 2004 to 33% in 2005. Each of the Funds was involved in mergers on November 24, 2003, that resulted in the acquisition of the assets of one or more funds. The sale of the acquired securities and the resulting purchases of new portfolio securities contributed to the high portfolio turnover during the fiscal year ended 2004. For the fiscal year ended March 31, 2005, purchases and sale of portfolio securities were not affected by such circumstances; and therefore the portfolio turnover for each Fund decreased significantly.]


POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS

The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.

PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on http://www.aiminvestments.com/1/.

--------
/1/ To locate the Fund's portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Mutual Funds link, then click on the Fund Overview link and select the Fund from the drop down menu. Links to the Fund's portfolio holdings are located in the upper right side of this website page.

                             APPROXIMATE DATE OF       INFORMATION REMAINS
 INFORMATION                   WEBSITE POSTING          POSTED ON WEBSITE
 -----------               ------------------------  ------------------------
 Top ten holdings as of    15 days after month-end   Until replaced with the
 month-end                                           following month's top
                                                     ten holdings

 Select holdings included  29 days after calendar    Until replaced with the
 in the Fund's Quarterly   quarter-end               following quarter's
 Performance Update                                  Quarterly Performance
                                                     Update

 Complete portfolio        30 days after calendar    For one year
 holdings as of calendar   quarter-end
 quarter-end

 Complete portfolio        60-70 days after fiscal   For one year
 holdings as of fiscal     quarter-end
 quarter-end

These holdings are listed along with the percentage of the Fund's net assets they represent. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestmens.com. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.


The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or his designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.


AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM
Funds:

  .   Attorneys and accountants;

  .   Securities lending agents;

  .   Lenders to the AIM Funds;

  .   Rating and rankings agencies;

  .   Persons assisting in the voting of proxies;

  .   AIM Funds' custodians;

  .   The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

  . Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Funs);

  .   Financial printers

  . Brokers identified by the AIM Funds' portfolio management team who provide execution and research services to the team; and

  . Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.

The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Funds, and the Funds' sub-advisors, if applicable, and each of their employees may receive or have access to portfolio holdings as part of the day-to-day operations of the Funds.


From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities of may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.


From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.


AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on http://www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.

                            MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

AIM is the investment advisor for each Fund. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("IFG") served as the investment advisor.

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976.

AIM and AIM Management are each an indirect wholly-owned subsidiary of AMVESCAP PLC, a publicly-traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

INVESTMENT ADVISORY AGREEMENT

As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Funds. The investment advisory services of AIM are not exclusive and AIM is free to render investment advisory services to others, including other investment companies.

AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Funds' accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The Master Investment Advisory Agreement provides that the Funds will pay or cause to be paid all expenses of the Funds not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

Pursuant to its investment advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates indicated in the second column below, based on the average daily net assets of the Fund during the year:


                                                                MAXIMUM ADVISORY FEE      MAXIMUM ADVISORY FEE
                                     ANNUAL RATE/NET ASSET           RATE AFTER          RATES COMMITTED UNTIL
FUND NAME                            PER ADVISORY AGREEMENT       JANUARY 1, 2005                 DATE
---------                           ------------------------- ------------------------  ------------------------
AIM Energy Fund.................... 0.75% of first $350 M     0.75% of the first $250M  June 30, 2007
AIM Financial Services Fund,....... 0.65% of next $350 M      0.74% of the next $250M
AIM Gold & Precious Metals Fund,... 0.55% of the next $1.3B   0.73% of the next $500M
AIM Leisure Fund,.................. 0.45% of next $2 B        0.72% of the next $1.5B
AIM Technology Fund and............ 0.40% of next $2 B        0.71% of the next $2.5B
AIM Utilities Fund................. 0.375% of next $2 B       0.70% of the next $2.5B
                                    0.35% of amount over $8 B 0.69% of the next $2.5B
                                                              0.68% of the excess
                                                              over $10B




The management fees payable by each Fund, the amounts waived by AIM and/or IFG, as applicable, and the net fees paid by each Fund for the fiscal years ended March 31, 2004, 2005 and 2006 are as follows:



                                             MARCH 31, 2006                    MARCH 31, 2005
                                    -------------------------------- ----------------------------------
                                    MANAGEMENT MANAGEMENT    NET     MANAGEMENT  MANAGEMENT    NET
                                       FEE        FEE     MANAGEMENT    FEE         FEE     MANAGEMENT
FUND NAME                            PAYABLE    WAIVERS    FEE PAID   PAYABLE     WAIVERS    FEE PAID
---------                           ---------- ---------- ---------- ----------- ---------- -----------
AIM Energy Fund....................                                  $ 3,081,975  $ 7,020   $ 3,074,955
AIM Financial Services Fund........                                  $ 6,238,104  $15,532   $ 6,222,572
AIM Gold & Precious Metals Fund....                                  $   956,510  $ 3,699   $   952,811
AIM Leisure Fund...................                                  $ 5,986,641  $11,083   $ 5,975,558
AIM Tech-nology Fund...............                                  $10,500,091  $22,884   $10,477,207
AIM Utilities Fund.................                                  $ 1,624,156  $88,199   $ 1,535,957


                                              MARCH 31, 2004
                                    ----------------------------------
                                    MANAGEMENT  MANAGEMENT    NET
                                       FEE         FEE     MANAGEMENT
FUND NAME                            PAYABLE     WAIVERS    FEE PAID
---------                           ----------- ---------- -----------
AIM Energy Fund.................... $ 1,961,154   $1,139   $ 1,960,015
AIM Financial Services Fund........ $ 6,269,673   $1,618   $ 6,268,055
AIM Gold & Precious Metals Fund.... $   977,792   $  313   $   977,479
AIM Leisure Fund................... $ 5,662,406   $3,101   $ 5,659,305
AIM Tech-nology Fund............... $15,105,891   $    0   $15,105,891
AIM Utilities Fund................. $   952,940   $  139   $   952,801

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and a Fund.


AIM has voluntarily agreed to waive a portion of advisory fees payable by the Funds. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of a Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "INVESTMENTS, STRATEGIES AND RISKS - Other Investments - Other Investment Companies".

AIM has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Net Annual Fund Operating Expenses (excluding
(i) interest; (ii) taxes; (iii) dividend expense on short sales;
(iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement; and (vii) Rule 12b-1 fees) for the following Funds' shares as follows:



                                                             EXPENSE
         FUND                                               LIMITATION
         ----                                               ----------
         AIM Technology Fund
            Investor Class Shares..........................    1.55%
            Class A Shares.................................    1.55%
            Class B Shares.................................    2.30%
            Class C Shares.................................    2.30%
            Institutional Class Shares.....................    1.30%

         AIM Utilities Fund
            Investor Class Shares..........................    1.30%
            Class A Shares.................................    1.30%
            Class B Shares.................................    2.05%
            Class C Shares.................................    2.05%
            Institutional Class Shares.....................    1.05%



Currently, the only expense offset arrangements from which the Funds benefit are in the form of credits that each Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each Fund. Such contractual fee waivers or reductions are set forth in the Fee Table to the Funds' Prospectuses and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Funds.


SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan;
(c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities;
(e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM's fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

PORTFOLIO MANAGERS

Appendix C contains the following information regarding the portfolio managers identified in each Fund's prospectus:

..   The dollar range of the manager's investments in each Fund.

..   A description of them manager's compensation structure.

..   Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

ADMINISTRATIVE SERVICES AGREEMENT

AIM and the Trust have entered into a Master Administrative Services Agreement pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Master Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Master Administrative Services Agreement, AIM is entitled to receive from the Fund reimbursement of its costs, or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

ADMINISTRATIVE SERVICES FEES

The Funds paid AIM and/or IFG, as applicable, the following amounts for administrative services for the last three fiscal years ended March 31.

 FUND NAME                                             2006   2005      2004
 ---------                                             ---- -------- ----------
 AIM Energy Fund...................................... $--  $147,061 $  127,669
 AIM Financial Services Fund..........................       305,430    437,064
 AIM Gold & Precious Metals Fund......................        53,577     68,668
 AIM Leisure Fund.....................................       289,567    387,379
 AIM Technology Fund..................................       560,226  1,215,589
 AIM Utilities Fund...................................        85,884     67,176


                      TRUSTEES AND OFFICERS OF THE TRUST

BOARD OF TRUSTEES


The business and affairs of the Trust are managed by or under the direction of the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the goal(s), restrictions and policies of the applicable Fund and to general oversight by the Board.


Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix D.


The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee (the "Committees").

The current members of the Audit Committee are James T. Bunch, Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr. (Chair), Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent registered accountant's qualifications, independence and performance; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and
(i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of the Regulation S-X, certain non-audit services provided by the Funds' independent registered public accountants to the Funds' investment adviser and certain other affiliated entities; (v) oversee the financial reporting process for the Funds; (vi) prepare an audit committee report for inclusion in any proxy statement issued by a Fund the extent required by Regulation 14A under the Exchange Act; (vii) assist the Board's oversight of the performance of the Funds' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Funds' financial statements; and (ix) assist the Board's oversight of the Funds' compliance with legal and regulatory requirements. During the fiscal year ended March 31, 2006, the Audit Committee held eight meetings.

The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and IFG; (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Funds' Chief Compliance Officer;
(vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures; (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Fund shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Funds or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended March 31, 2006, the Compliance Committee held seven meetings.

The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), Bob R. Baker, and Jack M. Fields (Vice Chair). The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, and (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders;
(ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees;
(v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees;
(vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended March 31, 2006, the Governance Committee held eight meetings.

Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Carl Frischling, Robert H. Graham, Pennock, Soll, Stickel, Mark H. Williamson, Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to:
(i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Funds and to recommend what action the Fund Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended March 31, 2006, the Investments Committee held seven meetings.


The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.


The members of the Valuation Committee are Messrs. Bunch, Pennock (Vice Chair), Soll and Williamson and Miss Quigley (Chair). The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities;
(ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Funds and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended March 31, 2006, the Valuation Committee held five meetings.

The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended March 31, 2006, the Special Market Timing Litigation Committee held two meetings.


Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Fund's and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix D.

COMPENSATION

Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also services as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.


Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005 is found in Appendix E.


RETIREMENT PLAN FOR TRUSTEES

The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM.

The trustees have also adopted a retirement policy that permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.


Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payment, based on his or her service. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.


DEFERRED COMPENSATION AGREEMENTS


Messrs. Crockett, Edward K. Dunn, Jr. (a former trustee), Fields, Frischling, Lewis S. Sklar (a former trustee) and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustee. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balanced of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchases of Class A Shares of the Funds at Net Asset Value

The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares, Class A3 Shares of Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

                                CODE OF ETHICS


AIM, the Trust and AIM Distributors have adopted a Code of Ethics governing personal trading activities of all employees of AIM and its subsidiaries. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within the AIM Family of Funds. Personal trading, including personal trading involving securities that may be purchased or held by a fund within the AIM Family of Funds, is permitted under the Code subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.


                     PROXY VOTING POLICIES AND PROCEDURES

The Board, with respect to the Funds, has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix F.

Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Fund's proxy voting record.


Information regarding how the Funds voted proxies related to its portfolio securities during the 12 months ended June 30, 2006 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of each class of the Funds' shares by beneficial or record owners of the Funds and, by trustees and officers as a group, is found in Appendix G. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                          DISTRIBUTION OF SECURITIES

DISTRIBUTOR


The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly-owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of the shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Funds."

AIM Distributors bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Trust's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.


The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the funds on a continuous basis directly and through other broker-dealers with whom AIM distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any class of the Funds.


The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIIM Distributors for the last three fiscal years ended March 31.



                               2006              2005               2004
                         ---------------- ------------------- -----------------
                          SALES   AMOUNT    SALES     AMOUNT   SALES    AMOUNT
                         CHARGES RETAINED  CHARGES   RETAINED CHARGES  RETAINED
                         ------- -------- ---------- -------- -------- --------
 AIM Energy Fund........   $--     $--    $1,448,942 $206,184 $191,782 $32,693
 AIM Financial Services
   Fund.................                     115,948   21,120   75,965  11,971
 AIM Gold & Precious
   Metals Fund..........                     109,583   19,236   65,612  10,924
 AIM Leisure Fund.......                     316,145   46,679  325,447  49,155
 AIM Technology Fund....                     265,177   48,237  223,961  39,222
 AIM Utilities Fund.....                     121,651   18,371   38,894   6,437



The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C, and Class K/1/ shareholders and retained by AIM Distributors for the last three fiscal years ended March 31:

                                                          2006  2005    2004
                                                          ---- ------- -------
 AIM Energy Fund......................................... $--  $64,607 $23,336
 AIM Financial Services Fund.............................       14,880   7,594
 AIM Gold & Precious Metals Fund.........................       38,335  12,042
 AIM Leisure Fund........................................       18,349  12,477
 AIM Technology Fund.....................................       45,500   6,718
 AIM Utilities Fund......................................       14,840     567

--------
/1/ Class K shares were converted to Class A shares at the close of business October 21, 2005.

INVESTOR CLASS. The Trust has adopted a reimbursement-type Amended and Restated Master Distribution Plan - Investor Class pursuant to Rule 12b-1 under the 1940 Act relating to the Investor Class shares of AIM Technology Fund (the "Reimbursement Investor Class Plan"). Under the Reimbursement Investor Class Plan, Investor Class shares of this Fund pay AIM Distributors an amount necessary to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Reimbursement Investor Class Plan for the period, up to a maximum annual rate of 0.25% per annum of the average daily net assets attributable to Investor Class shares. These payments permit AIM Distributors, at it discretion, to engage in certain activities and provide services in connection with the distribution of AIM Technology Fund's Investor Class shares to investors. Payments by AIM Technology Fund under the Reimbursement Investor Class Plan, for any month, may be made to reimburse AIM Distributors for permissible activities engaged in and services provided.

The Trust has adopted a compensation-type Amended and Restated Master Distribution Plan - Investor Class pursuant to Rule 12b-1 under the 1940 Act relating to the Investor Class shares of each Fund other than AIM Technology Fund (the "Compensation Investor Class Plan"). Under the Compensation Investor Class Plan, Investor Class shares of the Funds will make monthly payments to AIM Distributors computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit AIM Distributors, at its discretion, to engage in certain activities and provide services in connection with the distribution of the Funds' Investor Class shares to investors. Payments by a Fund under the Compensation Investor Class Plan, for any month, may be made to compensate AIM Distributors for permissible activities engaged in and services provided.

CLASS A. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan").

The Class A Plan is designed to compensate AIM Distributors, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payment can also be directed by AIM Distributors to financial intermediaries that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class a Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class A shares of a Fund.

Under the Class A Plan, Class A shares of the Funds pay compensation to AIM Distributors at an annual rate of 0.25% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares.

CLASS B. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to AIM Distributors at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Funds and that provide continuing personal shareholder services to their customers who purchase and own Class B shares. Any amount not paid as a service fee would constitute an asset-based sales charge pursuant to the Class B Plan. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. The Class B Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to AIM Distributors following termination of the Class B Plan with respect to Class B shares sold or attributable to the distribution efforts of AIM Distributors or its predecessor unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes AIM Distributors to assign, transfer, or pledge its rights to payments pursuant to the Class B Plan. The contingent deferred sales charge
(CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation monthly to AIM Distributors at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchased and own Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class C shares.

AIM Distributors may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold or serviced by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first twelve months after they are purchased. The portion of the payments to AIM Distributors under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first twelve months, AIM Distributors will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where AIM Distributors grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by AIM Distributors to the financial intermediary immediately.

CLASS K. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation monthly to AIM Distributors at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee. The Board has terminated the Class K Plan effective close of business October 21, 2005.

CLASS R. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class R pursuant to Rule 12b-1 under the 1940 Act relating to Class R shares (the "Class R Plan"). Under the Class R Plan, Class R shares of the Fund pay compensation monthly to AIM Distributors at an annual rate of 0.50% of average net assets attributable to Class R shares for the purpose of financing any activity which is primarily intended to result in the sale of Class R shares. The Class R Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class R shares of the Fund.

Of the aggregate amount payable under the Class R Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class R shares of the Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asst-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include AIM-affiliated companies in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with AIM Distributors. Payments will be made by AIM Distributors to financial intermediaries who sell shares of a Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act limits the ability of certain Banks to act as underwriters of mutual fund shares, AIM does not believe that these limitations would affect the ability of such Banks to enter into arrangements with AIM Distributors, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with Banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the Banks would no longer invest customer assets in the Funds. Neither the Trust nor its investment advisor will given any preference to Banks which enter into such arrangements when selecting investments to be made by a Fund.


The Funds made payments to AIM Distributors under the Investor Class, Class A, Class B, Class C and, if applicable, Class K/1/ Plans during the fiscal year ended March 31, 2006 in the following amounts:



                                   CLASS A CLASS B CLASS C CLASS K   INVESTOR
FUND                               SHARES  SHARES  SHARES  SHARES  CLASS SHARES
----                               ------- ------- ------- ------- ------------
AIM Energy Fund...................   $       $       $      $           $
AIM Financial Services Fund
AIM Gold & Precious Metals Fund...                           N/A
AM Leisure Fund
AIM Technology Fund
AIM Utilities Fund................                           N/A

--------
/1/ Class K shares were converted to Class A shares at the close of business
    October 21, 2005.


An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended March 31, 2006 follows:



                                               PRINTING &          UNDERWRITERS    DEALER    SALES PERSONNEL
                                   ADVERTISING  MAILING   SEMINARS COMPENSATION COMPENSATION  COMPENSATION   TRAVEL
                                   ----------- ---------- -------- ------------ ------------ --------------- ------
AIM Energy Fund...................     $           $         $          $            $             $           $
AIM Financial Services Fund
AIM Gold & Precious Metals Fund
AIM Leisure Fund
AIM Technology Fund
AIM Utilities Fund



An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended March 31, 2006 follows:



                                               PRINTING &          UNDERWRITERS    DEALER    SALES PERSONNEL
                                   ADVERTISING  MAILING   SEMINARS COMPENSATION COMPENSATION  COMPENSATION   TRAVEL
                                   ----------- ---------- -------- ------------ ------------ --------------- ------
AIM Energy Fund...................     $           $         $          $            $             $           $
AIM Financial Services Fund
AIM Gold & Precious Metals Fund
AIM Leisure Fund
AIM Technology Fund
AIM Utilities Fund



An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended March 31, 2006 follows:



                                               PRINTING &          UNDERWRITERS    DEALER    SALES PERSONNEL
                                   ADVERTISING  MAILING   SEMINARS COMPENSATION COMPENSATION  COMPENSATION   TRAVEL
                                   ----------- ---------- -------- ------------ ------------ --------------- ------
AIM Energy Fund...................     $           $         $          $            $             $           $
AIM Financial Services Fund
AIM Gold & Precious Metals Fund
AIM Leisure Fund
AIM Technology Fund
AIM Utilities Fund

An estimate by category of the allocation of actual fees paid by Class K/1/ shares of the Funds during the fiscal year ended March 31, 2006 follows:



                                        PRINTING &          UNDERWRITERS    DEALER    SALES PERSONNEL
                            ADVERTISING  MAILING   SEMINARS COMPENSATION COMPENSATION  COMPENSATION   TRAVEL
                            ----------- ---------- -------- ------------ ------------ --------------- ------
AIM Energy Fund............    $           $         $          $            $             $           $
AIM Financial Services Fund
AIM Gold & Precious Metals
  Fund.....................     N/A         N/A       N/A        N/A          N/A           N/A         N/A
AIM Leisure Fund
AIM Technology Fund........
AIM Utilities Fund.........     N/A         N/A       N/A        N/A          N/A           N/A         N/A

--------

/1/ Class K shares were converted to Class A shares at the close of business
    October 21, 2005.

An estimate by category of the allocation of actual fees paid by Investor Class shares of the Funds during the fiscal year ended March 31, 2006 follows:



                                        PRINTING &          UNDERWRITERS    DEALER    SALES PERSONNEL
                            ADVERTISING  MAILING   SEMINARS COMPENSATION COMPENSATION  COMPENSATION   TRAVEL
                            ----------- ---------- -------- ------------ ------------ --------------- ------
AIM Energy Fund............     $           $         $          $            $             $           $
AIM Financial Services Fund
AIM Gold & Precious Metals
  Fund
AIM Leisure Fund
AIM Technology Fund
AIM Utilities Fund


The services which are provided by financial intermediaries may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Trust's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the Board cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Trustees. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Trustees, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. Unless a complete termination of the Class B Plan (as defined in such Plan) occurs, Class B shares will continue to make payments to AIM Distributors with respect to Class B Shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor. The Trust may, in its absolute discretion, suspend, discontinue, or limit the offering of its shares at any time. In determining whether any such action should be taken, the Board intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Trust is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as independent Trustees of the Trust shall be committed to the Independent Trustees then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the Board, including a majority of the Independent Trustees. Under the agreement implementing the Plans, AIM Distributors or a Fund, the latter by vote of a majority of the Independent Trustees, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein,, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to AIM Distributors shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with AIM Distributors. On a quarterly basis, the trustees review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the trustees consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only trustees and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and trustees of the Trust who are also officers either of AIM Distributors or other companies affiliated with AIM Distributors. The benefits which the Trust believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

  . Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

  . The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

  . Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on AIM's revenues could allow AIM and its affiliated companies:

  . To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

  . To increase the number and type of mutual funds available to investors from AIM and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

  . To acquire and retain talented employees who desire to be associated with a growing organization.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment advisor, an administrator or trustee of a retirement plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility standards to invest in funds with limited offering status and different eligibility standards to exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts; (iii) system inability to provide Letter of Intent privileges; and
(iv) different annual amounts (less than 12%) subject to withdrawal under a Systematic Redemption Plan without being subject to a contingent deferred sales charge. The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage excessive or short-term trading. The financial intermediary through whom you are investing may also choose to impose a redemption fee that has different characteristics, which may be more or less restrictive, than the redemption fee currently imposed on certain Funds.

If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a retirement plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AM Money Market Fund


INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. Additionally, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund are subject to an initial sales charge of 2.50%. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.


Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Advantage Health Sciences Fund



AIM Asia Pacific Growth Fund
AIM Basic Balanced Fund
AIM Basic Value Fund



AIM Capital Development Fund
AIM Charter Fund

AIM China Fund

AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Developing Markets Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Global Aggressive Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Value Fund

AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund

AIM Income Allocation Fund
AIM International Allocation Fund

AIM International Core Equity Fund
AIM International Growth Fund



AIM International Small Company Fund

AIM Japan Fund

AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Leisure Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund



AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Multi-Sector Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund



AIM Real Estate Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund


AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund
AIM Summit Fund

AIM Technology Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Utilities Fund




                                                                     DEALER
                                         INVESTOR'S SALES CHARGE   CONCESSION
                                         -----------------------  -------------
                                             AS A         AS A        AS A
                                          PERCENTAGE   PERCENTAGE  PERCENTAGE
                                         OF THE PUBLIC OF THE NET OF THE PUBLIC
AMOUNT OF INVESTMENT IN                    OFFERING      AMOUNT     OFFERING
SINGLE TRANSACTION                           PRICE      INVESTED      PRICE
-----------------------                  ------------- ---------- -------------
Less than $ 25,000......................     5.50%        5.82%       4.75%
$ 25,000 but less than $ 50,000.........     5.25         5.54        4.50
$ 50,000 but less than $ 100,000........     4.75         4.99        4.00
$100,000 but less than $ 250,000........     3.75         3.90        3.00
$250,000 but less than $ 500,000........     3.00         3.09        2.50
$500,000 but less than $1,000,000.......     2.00         2.04        1.60

CATEGORY II FUNDS

AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund

AIM International Bond Fund

AIM Municipal Bond Fund
AIM Total Return Bond Fund

                                                                     DEALER
                                         INVESTOR'S SALES CHARGE   CONCESSION
                                         -----------------------  -------------
                                             AS A         AS A        AS A
                                          PERCENTAGE   PERCENTAGE  PERCENTAGE
                                         OF THE PUBLIC OF THE NET OF THE PUBLIC
AMOUNT OF INVESTMENT IN                    OFFERING      AMOUNT     OFFERING
SINGLE TRANSACTION                           PRICE      INVESTED      PRICE
-----------------------                  ------------- ---------- -------------
Less than $ 50,000......................     4.75%        4.99%       4.00%
$ 50,000 but less than $ 100,000........     4.00         4.17        3.25
$100,000 but less than $ 250,000........     3.75         3.90        3.00
$250,000 but less than $ 500,000........     2.50         2.56        2.00
$500,000 but less than $1,000,000.......     2.00         2.04        1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                     DEALER
                                         INVESTOR'S SALES CHARGE   CONCESSION
                                         -----------------------  -------------
                                             AS A         AS A        AS A
                                          PERCENTAGE   PERCENTAGE  PERCENTAGE
                                         OF THE PUBLIC OF THE NET OF THE PUBLIC
AMOUNT OF INVESTMENT IN                    OFFERING      AMOUNT     OFFERING
SINGLE TRANSACTION                           PRICE      INVESTED      PRICE
-----------------------                  ------------- ---------- -------------
Less than $ 100,000.....................     1.00%        1.01%       0.75%
$100,000 but less than $ 250,000........     0.75         0.76        0.50
$250,000 but less than $1,000,000.......     0.50         0.50        0.40

AIM ENHANCED SHORT BOND FUND, AIM FLOATING RATE FUND AND AIM SHORT TERM BOND
FUND


                                                                     DEALER
                                         INVESTOR'S SALES CHARGE   CONCESSION
                                         ------------------------ -------------
                                             AS A         AS A        AS A
                                          PERCENTAGE   PERCENTAGE  PERCENTAGE
                                         OF THE PUBLIC OF THE NET OF THE PUBLIC
AMOUNT OF INVESTMENT IN                    OFFERING      AMOUNT     OFFERING
SINGLE TRANSACTION                           PRICE      INVESTED      PRICE
-----------------------                  ------------- ---------- -------------
Less than $ 100,000.....................     2.50         2.56        2.00
$100,000 but less than $ 250,000........     2.00         2.04        1.50
$250,000 but less than $ 500,000........     1.50         1.52        1.25
$500,000 but less than $1,000,000.......     1.25         1.27        1.00


As of the close of business on October 30, 2002, Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Fund and Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. However, if an investor makes a Large Purchase of Class A shares of a Category I or II Fund and Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund, each share will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares by investors who were Class K shareholders of record on October 21, 2005 are not subject to a CDSC.

AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

PURCHASES OF CLASS A SHARES BY NON-RETIREMENT PLANS. AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:

                             PERCENT OF PURCHASES



                 1% of the first $2 million
                 plus 0.80% of the next $1 million
                 plus 0.50% of the next $17 million
                 plus 0.25% of amounts in excess of $20 million



If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

If an investor made a Large Purchase of Class A shares of a Category III Fund or AIM Short Term Bond Fund on and after November 15, 2001 and through
October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. For purchases of Class A shares of Category I and II Funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                              PERCENT OF PURCHASE



                 0.50% of the first $20 million
                 plus 0.25% of amounts in excess of $20 million



This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to
Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

A "new investment" means a purchase paid for with money that does not represent
(i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares, or (iv) money returned from another fund family. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

DEFINITIONS

As used herein, the terms below shall be defined as follows:

  . "Individual" refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

  .   "Spouse" is the person to whom one is legally married under state law;

  . "Domestic Partner" is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

  . "Child" or "Children" include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

  .   "Parent" is a person's biological or adoptive mother or father;

  . "Step-child" is the child of one's Spouse by a previous marriage or relationship;

  .   "Step-parent" is the Spouse of a Child's Parent; and

  . "Immediate Family" includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.

INDIVIDUALS

  . an Individual (including his or her spouse or domestic partner, and children);

  . a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

  . a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

  . a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

       a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

       b. each transmittal is accompanied by a single check or wire transfer;
          and

       c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"); and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI.

The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

   Calculating the Initial Sales Charge

    . Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

    . It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

    . The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

    . Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

   Calculating the Number of Shares to be Purchased

    . Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

    . Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

    . If a purchaser wishes to revise the LOI investment amount upward, he, she or it may submit a written and signed request at anytime prior to the completion of the original LOI. This revision will not change the original expiration date.

    . The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

   Fulfilling the Intended Investment

  . By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

  . To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

  . If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  . Shareholders of AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule, and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

   Canceling the LOI

  . If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors or its designee.

  . If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

   Other Persons Eligible for the LOI Privilege

The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

   LOIs and Contingent Deferred Sales Charges

All LOIs to purchase $1,000,000 or more of Class A Shares of Category I and II Funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

If an investor's new purchase of Class A shares of a Category I or II Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of
AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. It is the purchasers responsibilities to notify AIM Distributors or its designee of any qualifying relationship at the time of purchase.

AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

  .   AIM Management and its affiliates, or their clients;

  . Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of AIM Management, its affiliates or The AIM Family of Funds,(R) and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

  . Any current or retired officer, director, or employee (and members of their Immediate Family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

  . Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

  .   Purchases through approved fee-based programs;

  . Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

       a. a plan's assets are at least $1 million;

       b. there are at least 100 employees eligible to participate in the plan;
          or

       c. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that retirement plans maintained pursuant to
          Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code;

  . Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

  . Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares and who purchase additional shares of the same Fund;

  . Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

  . A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

  . Shareholders of the former GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

  . Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

  . Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

  .   Shareholders of Investor Class shares of an AIM Fund;

  .   Qualified Tuition Programs created and maintained in accordance with
      Section 529 of the Code;

  .   Insurance company separate accounts;

  . Additional purchases of Class A shares by shareholders of record of Class K shares on October 21, 2005 whose Class K shares were converted to Class A shares;

  . Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:

       a. such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

       b. the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

       c. the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.

  . Transfers to IRAs that are attributable to AIM Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

  . Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

  .   the reinvestment of dividends and distributions from a Fund;

  . exchanges of shares of certain Funds, as more fully described in the Prospectus;

  . the purchase of shares in connection with the repayment of a retirement plan loan administered by AIM Investment Services, Inc. ("AIS");

  .   a merger, consolidation or acquisition of assets of a Fund; or

  . the purchase of Class A shares with proceeds from the redemption of Class B or Class C shares where the redemption and purchase are effectuated on the same business day.

PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, AIM Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds.

ADI Affiliates make these payments from their own resources, from AIM Distributors' retention of underwriting concessions and from payments to AIM Distributors under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM funds receive one or more types of these cash payments. Financial advisors negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial advisor to another. ADI Affiliates do not make an independent assessment of the cost of providing such services.

In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), transfer agent, registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates. A list of certain financial advisors that received one or more types of payments below during the 2005 calendar year is attached hereto as Appendix H. This list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to financial intermediaries not listed below. Accordingly, please contact your financial advisor to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.

REVENUE SHARING PAYMENTS. ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisor programs - some of which may generate certain other payments described below.)

The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets or $19 per annum per shareholder account. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that ADI Affiliates may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial advisor, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems. All fees payable by ADI Affiliates pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement are charged back to the AIM Funds, subject to certain limitations approved by the Board of the Trust.

OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD, Inc. ("NASD"). ADI Affiliates make payments for entertainment events it deems appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

Purchases of Class B Shares

Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Class B1 Shares

Class B1 shares are held by certain shareholders who held Class B shares of AIM Floating Rate Fund's predecessor, closed-end AIM Floating Rate Fund. Class B1 shares are not available for purchase by either current Class B1 shareholders or new investors. See the Prospectus for additional information, including information regarding contingent deferred sales charges.

Purchases of Class C Shares

Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments with respect to Funds other than AIM Enhanced Short Bond Fund or AIM Floating Rate Fund will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. Payments with respect to AIM Floating Rate Fund will equal 0.75% of the purchase price and will consist of a sales commission of 0.50% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Class K Shares

Class K shares converted to Class A shares at the close of business on October 21, 2005. If AIM Distributors paid a concession at the time of sale to the dealer of record, the Class K shares were subject to a 0.70% CDSC at the time of redemption if all retirement plan assets were redeemed within one year from the date of the retirement plan's initial purchase. This CDSC will continue to apply if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

Payments with Regard to Class K Shares

For Class A shares acquired by a former Class K shareholder (i) as a result of a fund merger; or (ii) as a result of the conversion of Class K shares into Class A shares on October 21, 2005, AIM Distributors will pay financial intermediaries 0.45% on such Class A shares as follows: (i) 0.25% from the Class A shares' Rule 12b-1 plan fees; and (ii) 0.20% from AIM Distributors' own resources provided that, on an annualized basis for 2005 as of October 21, 2005, the 0.20% exceeds $2,000 per year.

Purchase and Redemption of Class P Shares

Class P shares of the AIM Summit Fund are only sold to members of the general public through AIM Summit Investors Plans I and AIM Summit Investors Plans II (the "Summit Plans"). The Summit Plans are periodic payment plans, each registered as a unit investment trust under the 1940 Act. The terms of offering shares of the AIM Summit Fund and the procedures for requesting redemptions through the Summit Plans are set forth in the Summit Plans respective prospectuses. Shares of the AIM Summit Fund are sold to the Summit Plans at net asset value. The Summit Plans are currently closed to new investors.

The AIM Summit Fund's prospectus for Class P shares provides for a limited group of individuals (certain individuals employed by or otherwise affiliated with the AIM Distributors) to purchase Class P shares of the AIM Summit Fund directly at net asset value. Investors in the Summit Plans also acquire direct ownership of Class P shares of the AIM Summit Fund upon the termination or completion of their periodic payment plans.

Shareholder inquiries concerning the status of an account in Class P shares of the AIM Summit Fund should be directed to AIS by calling (800) 959-4246. For information regarding inquiries concerning accounts in the Summit Plans, see the applicable prospectus.

Purchases of Class R Shares

Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                        PERCENT OF CUMULATIVE PURCHASES



                 0.75% of the first $5 million
                 plus 0.50% of amounts in excess of $5 million



With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. AIM Distributors may pay dealers and institutions an annual service fee of 0.25% of average daily net assets and such payments will commence immediately.

Purchases of Institutional Class Shares

Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC.

Exchanges

TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received in good order prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and
AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received in good order. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge and any applicable redemption fee) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund, upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. See the Prospectus for additional information regarding CDSCs.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

  . Redemptions of shares of Category I or II Funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund held more than 18 months;

  . Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

  . Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

  .   Redemptions from private foundations or endowment funds;

  . Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

  . Redemptions of shares of Category I, II or III Funds, AIM Cash Reserve Shares of AIM Money Market Fund, and shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond acquired by exchange from Class A shares of a Category I or II Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchanges of Category I or II Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund shares;

  . Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

  . Redemptions of shares of Category I or II Funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, unless the Category I or II Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund shares;

  . Redemptions of Category I or II Funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

  . Redemptions of shares of Category I or II Funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund held by an Investor Class shareholder.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

  . Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

  . Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

  . Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

  . Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

  . Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

  . Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of
      Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

  . Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

  . Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

  . Additional purchases of Class C shares of AIM International Core Equity Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of AIM International Value Fund, predecessor to AIM International Core Equity Fund, and AIM Real Estate Fund, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

  . Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

  . Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the Funds;
      (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

  . Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

  . Liquidation by the Fund when the account value falls below the minimum required account size of $500; and

  .   Investment account(s) of AIM.

CDSCs will not apply to the following redemptions of Class C shares:

  . A total or partial redemption of shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

  . A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to
      Section 401, 403, or 457 of the Code;

  . Redemptions of Class C shares of a Fund other than AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund; and

  . Redemptions of Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of another Fund and the original purchase was subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS R SHARES AND FORMER CLASS K SHAREHOLDERS THAT ACQUIRED CLASS A SHARES.

CDSCs will not apply to redemptions of Class A shares acquired as a result of conversion of Class K shares into Class A shares where the retirement plan's dealer of record notified the distributor prior to the time of purchase that the dealer waived the upfront payment otherwise payable to him.

CDSCs will not apply to the following redemptions of Class R shares:

  . A total or partial redemption of Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

  . Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class R shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions

GOOD ORDER. Purchase, exchange and redemption orders must be received in good order in accordance with AIS policy and procedures and U.S. regulations. AIS reserves the right to refuse transactions. Transactions not in good order will not be processed and once brought into good order, will receive current price. To be in good order, an investor must supply AIS with all required information an documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss.

AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent.

TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary.

SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; (4) written redemptions or exchanges of shares held in certificate form previously reported to AIM as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record; and (5) requests to redeem accounts where the proceeds are over $250,000 or the proceeds are to be sent to an address or a bank other than the address or bank of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. Notary Public signatures are not an acceptable replacement for a signature guarantee. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the total transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.

TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number (PIN). By establishing a PIN the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

INSTITUTIONAL CLASS SHARES

Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

A financial intermediary may submit a written request to AIS for correction of transactions involving a Fund's shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse a Fund for any resulting loss.

An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Funds, except through the reinvestments of distributions.

Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AIS, an investor may change the bank account designated to receive redemption proceeds. AIS may request additional documentation,

AIS may request that an intermediary maintain separate master accounts in the Funds for shares held by the intermediary (a) for its own account, for the account or other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and sub-accounts to satisfy the minimum investment requirement.

Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.

OFFERING PRICE

The following formula may be used to determine the public offering price per Class A share of an investor's investment:

   Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price.

For example, at the close of business on March 31, 2006, AIM Energy Fund - Class A shares had a net asset value per share of $43.17. The offering price, assuming an initial sales charge of 5.50%, therefore was $45.68.


Shares of the Institutional Class are offered at net asset value.

Calculation of Net Asset Value

Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net asset value of the Fund at period end.

Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each equity security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's share are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election") and therefore, the Trust, on behalf of a Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

BACKUP WITHHOLDING

Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

Each AIM Fund, and other payers, generally must withhold, 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

An investor is subject to backup withholding if:

    1. the investor fails to furnish a correct TIN to the Fund;

    2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

    3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

    4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

    5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

Investors should contact the IRS if they have any questions concerning withholding.

IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                            OTHER SERVICE PROVIDERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board appointed ____________________, as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.


CUSTODIAN

State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is the Custodian of all securities and cash of the Funds. JPMorgan Chase Bank, N.A., 712 Main Street, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.

The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

TRANSFER AGENT

AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly-owned subsidiary of AIM, is the Trust's transfer agent.

The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries. For servicing accounts holding Class A, A3, B, C, P, R, AIM Cash Reserve and Investor Class Shares, the TA Agreement provides that the Trust, on behalf of the Funds, will pay AIS a fee at an annual rate of $21.60 per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual rate and is based upon the number of open shareholder accounts during each month. In addition, all fees payable by AIS or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust. These payments are made in consideration of services that would otherwise be provided by AIS if the accounts serviced by such intermediaries were serviced by AIS directly. For more information regarding such payments to intermediaries, see the discussion under "Administrative and Processing Support Payments" below.

For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS a fee equal to $2.00 per trade executed to be billed monthly plus certain out of pocket expenses. In addition, all fees payable by AIS or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust (including a limitation on the amount of any fee payable to an intermediary of 0.10% of the average net assets held in accounts serviced by such intermediary). These payments are made in consideration of services that would otherwise be provided by AIS if the accounts serviced by such intermediaries were serviced by AIS directly. For more information regarding such payments to intermediaries, see the discussion under "Administrative and Processing Support Payments," below.

LEGAL COUNSEL

Legal matters of the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers (each, a "Broker"), effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Broker Selection" below.

Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

COMMISSIONS

During the last three fiscal years ended March 31, none of the Funds paid brokerage commissions to Brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

AIM's primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. AIM will not select Brokers based upon their promotion or sale of Fund shares.

In choosing Brokers to execute portfolio transactions for the Funds, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Funds and/or the other accounts over which AIM and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing such Fund.

AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:


    1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.


    2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

       This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

    3. Some of the common investment models used to manage various Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.

AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

  .   proprietary research created by the Broker executing the trade, and

  . other products created by third parties that are supplied to AIM through the Broker executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

  . Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

  . Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

  . Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

  . Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.

  . Fundamental/Industry Analysis - industry specific fundamental investment research.

  . Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

  . Other Specialized Tools - other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

Outside research assistance is useful to AIM since the Brokers used by AIM tend to provide more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)


During the last fiscal year ended March 31, 2006, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                               RELATED
                                                              BROKERAGE
       FUND                                     TRANSACTIONS COMMISSIONS
       ----                                     ------------ -----------
       AIM Energy Fund.........................      $           $
       AIM Financial Services Fund
       AIM Gold & Precious Metals Fund
       AIM Leisure Fund
       AIM Technology Fund
       AIM Utilities Fund

REGULAR BROKERS


During the last fiscal year ended March 31, 2006, AIM Financial Services Fund held securities issued by the following companies, which are "regular" brokers or dealers of AIM Financial Services Fund:



                                                             MARKET VALUE
  ISSUER                                     SECURITY   (AS OF MARCH 31, 2006)
  ------                                   ------------ ----------------------
  Bank of America Corp.................... Common Stock           $
  Goldman Sachs Group, Inc. (The)......... Common Stock
  JPMorgan Chase & Co..................... Common Stock
  Lehman Brothers Holding Inc............. Common Stock
  Merrill Lynch & Co., Inc................ Common Stock
  Morgan Stanley.......................... Common Stock
  UBS A.G................................. Common Stock


Neither AIM nor any affiliate of AIM receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between AIM or any person affiliated with AIM or the Funds and any broker or dealer that executes transactions for the Funds.

ALLOCATION OF PORTFOLIO TRANSACTIONS

AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


ALLOCATION OF EQUITY INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS


Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity IPOs. Purchases of equity IPOs by one AIM Fund or other accounts may also be considered for purchase by one or more other AIM Funds or accounts. AIM shall combine indications of interest for equity IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, AIM shall allocate such transactions in accordance with the following procedures:

AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular equity IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies, strategies and current holdings. AIM will allocate equity securities issued in IPOs to eligible AIM Funds and accounts on a pro rata basis based on order size.

BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS

The aggregate dollar amount of brokerage commissions paid by each Fund for the periods outlined in the table below were:


ENERGY FUND/1/
Year Ended March 31, 2006................................... $
Year Ended March 31, 2005...................................     658,184
Year Ended March 31, 2004...................................   1,056,462

FINANCIAL SERVICES FUND
Year Ended March 31, 2006................................... $
Year Ended March 31, 2005...................................   1,236,728
Year Ended March 31, 2004...................................   1,561,233

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2006................................... $
Year Ended March 31, 2005...................................     347,166
Year Ended March 31, 2004...................................     434,500

LEISURE FUND
Year Ended March 31, 2006................................... $
Year Ended March 31, 2005...................................     338,613
Year Ended March 31, 2004...................................     586,281

TECHNOLOGY FUND/2/
Year Ended March 31, 2006................................... $
Year Ended March 31, 2005...................................   8,180,633
Year Ended March 31, 2004...................................  14,722,021

UTILITIES FUND
Year Ended March 31, 2006................................... $
Year Ended March 31, 2005...................................     322,041
Year Ended March 31, 2004...................................     352,717


                  TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and
(ii) at least 90% of the excess of its tax-exempt interest income under Code
Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the

--------
/1/ The variation in brokerage commissions paid by AIM Energy Fund for the fiscal years ended March 31, 2004, as compared to the fiscal year ended March 31, 2005, was due to an increase in portfolio turnover as a result of fund mergers the Fund was involved inn on November 24, 2003.
/2/ The variation in brokerage commission paid by AIM Technology Fund for the fiscal years ended March 31, 2004, as compared to the fiscal year ended March 31, 2005, was due to an increase in portfolio turnover during the fiscal years ended March 31, 2004 as a result of fund mergers the Fund was involved in on November 24, 2003.

"Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities, or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet the Income Requirement.


In addition to satisfying the Distribution and Income Requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or, collectively, in securities of certain publicly traded partnerships.

If for any taxable year a fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and as qualified dividend income in the case of noncorporate shareholders.


Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gain and net realized gain from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. All dividends and other distributions, to the extent of a Fund's earnings and profits, are taxable, whether such dividends and distributions are reinvested in additional shares or paid in cash. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.


Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Dividends received by a Fund from "passive foreign investment companies" ("PFICs") are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of a Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by a Fund will be qualifying dividend income.


A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gain and loss are divided into short-term and long-term, depending on how long the

Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. Short-term capital gain is included with income from dividends and interest as ordinary income and is paid to shareholders as dividends, as discussed above.
If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain.

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Such distributions are not eligible for the dividends-received deduction. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

After the end of each fiscal year, each Fund sends information to shareholders regarding the amount and character of dividends paid during the year.

If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. Accordingly, if shares of a Fund are purchased shortly before a distribution, a portion of the purchase price for the shares may then be returned to the shareholder as a taxable dividend or capital gain.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

The transfer agent may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the IRS. The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by the transfer agent will be computed using the single-category average cost method, although neither the transfer agent nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to cane methods. Likewise, changing to any basis method other than the average cost methods requires IRS approval.


If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares, but instead, carries over to be included as part of your cost basis in the new or replacement shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Code for income tax purposes does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on May 10, 2006.

                             FINANCIAL STATEMENTS

Each Fund's Financial Statements for the period ended March 31, 2006, including the Financial Highlights and the report of the independent registered public accounting firm pertaining thereto, are incorporated by reference into this Statement of Additional Information ("SAI") from such Fund's Annual Report to shareholders contained in the Trust's Form N-CSR filed on June ____, 2006.

The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

                              PENDING LITIGATION


Regulatory Action Alleging Market Timing

On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No.

05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits (excluding those lawsuits that have been recently transferred as mentioned herein) that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 19, 2006 is set forth in Appendix I-1.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings (excluding the Berdat excessive fees consolidated lawsuit that has been conditionally transferred to the MDL Court). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix I-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix I-1.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws;
(ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 19, 2006 is set forth in Appendix I-2.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 19, 2006 is set forth in Appendix I-3.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 19, 2006 is set forth in Appendix I-4.

                                  APPENDIX A

                          RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                        MOODY'S LONG-TERM DEBT RATINGS

Moody's corporate ratings areas follows:

   Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

   A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                    MOODY'S SHORT-TERM PRIME RATING SYSTEM

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

Moody's municipal ratings are as follows:

Moody's U.S. Long-Term Municipal Bond Rating Definitions

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

   Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                    MOODY'S MIG/VMIG US SHORT-TERM RATINGS

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                               S&P DUAL RATINGS

S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                         S&P COMMERCIAL PAPER RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                       S&P SHORT-TERM MUNICIPAL RATINGS

An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus
(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:Speculative capacity to pay principal and interest.

                        FITCH LONG-TERM CREDIT RATINGS

Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB' - 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                     FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                  APPENDIX B

                         PERSONS TO WHOM AIM PROVIDES

               NON-PUBIC PORTFOLIO HOLDINGS ON AN ONBOING BASIS

                            (AS OF APRIL 15, 2006)


 SERVICE PROVIDER                                DISCLOSURE CATEGORY
 ----------------                       -------------------------------------
 ABN AMRO Financial Services, Inc.      Broker (for certain AIM funds)

 AIM Investment Services, Inc.          Transfer Agent

 Anglemyer & Co.                        Analyst (for certain AIM funds)

 Ballard Spahr Andrews & Ingersoll, LLP Legal Counsel

 BB&T Capital Markets                   Broker (for certain AIM funds)

 Belle Haven Investments L.P.           Broker (for certain AIM funds)

 Bloomberg                              System Provider (for certain AIM
                                        funds)

 BOSC, Inc.                             Broker (for certain AIM funds)

 BOWNE & Co.                            Financial Printer

 Brown Brothers Harriman & Co.          Securities Lender (for certain AIM
                                        funds)

 Cabrera Capital Markets                Broker (for certain AIM funds)

 Cenveo                                 Financial Printer

 Classic Printers Inc.                  Financial Printer

 Coastal Securities, LP                 Broker (for certain AIM funds)

 Color Dynamics                         Financial Printer

 Duncan-Williams, Inc.                  Broker (for certain AIM funds)

 Earth Color Houston                    Financial Printer

 EMCO Press                             Financial Printer

 Empirical Research Partners            Analyst (for certain AIM funds)

 Fidelity Investments                   Broker (for certain AIM funds)

 First Albany Capital                   Broker (for certain AIM funds)

 First Tryon Securities                 Broker (for certain AIM funds)

 GainsKeeper                            Software Provider (for certain AIM
                                        funds)

 GCom2 Solutions                        Software Provider (for certain AIM
                                        funds)

 George K. Baum & Company               Broker (for certain AIM funds)

 Global Trading Analytics               Analyst

 Global Trend Alert                     Analyst (for certain AIM funds)

 Grover Printing                        Financial Printer

 Gulfstream Graphics Corp.              Financial Printer

 Hattier, Sanford & Reynoir             Broker (for certain AIM funds)

 Howe Barnes Investments, Inc.          Broker (for certain AIM funds)

 Hutchinson, Shockey, Erley & Co.       Broker (for certain AIM funds)

 iMoneyNet                              Rating & Ranking Agency (for certain
                                        AIM funds)

 Institutional Shareholder Services,    Proxy Voting Service (for certain AIM
 Inc.                                   funds)

 J.P. Morgan Chase                      Analyst (for certain AIM funds)

SERVICE PROVIDER                                 DISCLOSURE CATEGORY
----------------                        ---------------------------------------
JPMorgan Securities Inc.\Citigroup      Lender (for certain AIM funds)
Global Markets Inc.\JPMorgan Chase Bank

John Hancock Investment Management      Sub-advisor (for certain sub-advised
Services, LLC                           accounts)

Kevin Dann & Partners                   Analyst (for certain AIM funds)

Kirkpatrick, Pettis, Smith, Pollian,    Broker (for certain AIM funds)
Inc.

Kramer, Levin Naftalis & Frankel LLP    Legal Counsel

Legg Mason Wood Walker                  Broker (for certain AIM funds)

Lehman Brothers, Inc.                   Broker (for certain AIM funds)

Lipper, Inc.                            Rating & Ranking Agency (for certain
                                        AIM funds)

Loan Pricing Corporation                Pricing Service (for certain AIM funds)

Loop Capital Markets                    Broker (for certain AIM funds)

M.R. Beal & Company                     Broker (for certain AIM funds)

MS Securities Services, Inc. and        Securities Lender (for certain AIM
Morgan Stanley & Co. Incorporated       funds)

McDonald Investments Inc.               Broker (for certain AIM funds)

Mesirow Financial, Inc.                 Broker (for certain AIM funds)

Moody's Investors Service               Rating & Ranking Agency (for certain
                                        AIM funds)

Morgan Keegan & Company, Inc.           Broker (for certain AIM funds)

Morrison Foerster LLP                   Legal Counsel

Muzea Insider Consulting Services, LLC  Analyst (for certain AIM funds)

Noah Financial, LLC                     Analyst (for certain AIM funds)

Page International                      Financial Printer

Piper Jaffray                           Analyst and Broker (for certain AIM
                                        funds)

PricewaterhouseCoopers LLP              Independent Registered Public
                                        Accounting Firm (for certain AIM funds)

Printing Arts of Houston                Financial Printer

Protective Securities                   Broker (for certain AIM funds)

Ramirez & Co., Inc.                     Broker (for certain AIM funds)

Raymond James & Associates, Inc.        Broker (for certain AIM funds)

RBC Capital Markets                     Analyst (for certain AIM funds)

RBC Dain Rauscher Incorporated          Broker (for certain AIM funds)

Reuters America Inc.                    Pricing Service (for certain AIM funds)

Robert W. Baird & Co. Incorporated      Broker (for certain AIM funds)

RR Donnelley                            Financial Printer

Salomon Smith Barney                    Broker (for certain AIM funds)

SBK Brooks Investment Corp.             Broker (for certain AIM funds)

Seattle Northwest Securities            Broker (for certain AIM funds)
Corporation

Siebert Brandford Shank & Co., L.L.C.   Broker (for certain AIM funds)

Signature                               Financial Printer

Simon Printing Company                  Financial Printer

Southwest Precision Printers, Inc.      Financial Printer

Standard and Poor's/Standard and        Pricing Service (for certain AIM funds)
Poor's Securities Evaluations, Inc.

SERVICE PROVIDER                                 DISCLOSURE CATEGORY
----------------                        --------------------------------------
State Street Bank and Trust Company     Custodian (for certain AIM funds);
                                        Lender (for certain AIM Funds);
                                        Securities Lender (for certain AIM
                                        funds)

Sterne, Agee & Leach, Inc.              Broker (for certain AIM funds)

Stifel, Nicholaus & Company,            Broker (for certain AIM funds)
Incorporated

The Bank of New York                    Custodian (for certain AIM funds)

The MacGregor Group, Inc.               Software Provider

Thomson Information Services            Software Provider
Incorporated

UBS Financial Services, Inc.            Broker (for certain AIM funds)

VCI Group Inc.                          Financial Printer

Wachovia National Bank, N.A.            Broker (for certain AIM funds)

Western Lithograph                      Financial Printer

Wiley Bros. Aintree Capital L.L.C.      Broker (for certain AIM funds)

XSP, LLC\Solutions Plus, Inc.           Software Provider

                                  APPENDIX C

                              PORTFOLIO MANAGERS


PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS

AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects the portfolio managers' investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and
(iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

The following table reflects information as of March 31, 2006:



                                                           OTHER POOLED
                    DOLLAR    OTHER REGISTERED MUTUAL    INVESTMENT VEHICLES      OTHER ACCOUNTS
                   RANGE OF   FUNDS (ASSETS IN MILLIONS) (ASSETS IN MILLIONS) (ASSETS IN MILLIONS)/2/
                  INVESTMENTS -------------------------- -------------------- -----------------------
                    IN EACH   NUMBER OF                  NUMBER OF            NUMBER OF
PORTFOLIO MANAGER   FUND/1/   ACCOUNTS       ASSETS      ACCOUNTS    ASSETS   ACCOUNTS      ASSETS
----------------- ----------- ---------      ------      ---------   ------   ---------     ------
                                         AIM ENERGY FUND
John S. Segner
                                   AIM FINANCIAL SERVICES FUND
Michael J. Simon
Meggan M. Walsh
                                 AIM GOLD & PRECIOUS METALS FUND
John S. Segner
                                         AIM LEISURE FUND
Mark D. Greenberg
                                       AIM TECHNOLOGY FUND
Michelle Fenton
                                        AIM UTILITIES FUND
John S. Segner

--------
/1/ This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
/2/ These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

..   The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

..   If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

..   With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

..   Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

..   BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

..   ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

    High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically has an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

..   EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

..   PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

..   PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                                  APPENDIX D
                             TRUSTEES AND OFFICERS


                              As of June 30, 2006

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees [109] portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                                             TRUSTEE
                                             AND/OR
NAME, YEAR OF BIRTH AND                      OFFICER                                                    OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST               SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
-------------------------------              ------- -------------------------------------------------- --------------------
INTERESTED PERSONS
Robert H. Graham/1/ -- 1946                   2003   Director and Chairman, A I M Management                    None
Trustee, Vice Chair, President and Principal         Group Inc. (financial services holding company);
Executive Officer                                    Director and Vice Chairman, AMVESCAP PLC;
                                                     Chairman, AMVESCAP PLC - AIM Division
                                                     (parent of AIM and a global investment
                                                     management firm); and Trustee, President, Vice
                                                     Chair and Principal Executive Office of the AIM
                                                     Family of Funds(R)

                                                     Formerly: President and Chief Executive Officer,
                                                     A I M Management Group Inc.; Director,
                                                     Chairman and President, A I M Advisors, Inc.
                                                     (registered investment advisor); Director and
                                                     Chairman, A I M Capital Management, Inc.
                                                     (registered investment advisor), A I M
                                                     Distributors, Inc. (registered broker dealer), AIM
                                                     Investment Services, Inc., (registered transfer
                                                     agent), and Fund Management Company
                                                     (registered broker dealer); and Chief Executive
                                                     Officer, AMVESCAP PLC - Managed Products

Mark H. Williamson/2/ -- 1951                 1998   Trustee and Executive Vice President of the AIM            None
Trustee and Executive Vice President                 Family of Funds(R)

                                                     Formerly: Director, President and Chief
                                                     Executive Officer, A I M Management Group
                                                     Inc. (financial services holding company);
                                                     Director and President, A I M Advisors, Inc.
                                                     (registered investment advisor); Director, A I M
                                                     Capital Management, Inc. (registered investment
                                                     advisor) and A I M Distributors, Inc. (registered
                                                     broker dealer); Director and Chairman, AIM
                                                     Investment Services, Inc., (registered transfer
                                                     agent), Fund Management Company (registered
                                                     broker dealer); and INVESCO Distributors, Inc.
                                                     (registered broker dealer); Chief Executive
                                                     Officer, AMVESCAP PLC - AIM Division
                                                     (parent of AIM and a global investment
                                                     management firm); Director, Chairman, President
                                                     and Chief Executive Officer, INVESCO Funds
                                                     Group, Inc.; President and Chief Executive
                                                     Officer, INVESCO Distributors, Inc.; Chief
                                                     Executive Officer, AMVESCAP PLC - Managed
                                                     Products; and Chairman, A I M Advisors, Inc.

--------
/1/ Mr. Graham is considered an interested person of the Trust because he is a director AMVESCAP PLC, parent of the advisor to the Trust.
/2/ Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                TRUSTEE
                                AND/OR
NAME, YEAR OF BIRTH AND         OFFICER                                                  OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      HELD BY TRUSTEE
------------------------------- ------- ------------------------------------------------ --------------------
   INDEPENDENT TRUSTEES

   Bruce L. Crockett -- 1944     2003   Chairman, Crockett Technology Associates            ACE
   Trustee and Chair                    (technology consulting company)                     Limited
                                                                                            (insurance
                                                                                            company);
                                                                                            and
                                                                                            Captaris,
                                                                                            Inc.
                                                                                            (unified
                                                                                            messaging
                                                                                            provider)

   Bob R. Baker -- 1936          1983   Retired                                             None
   Trustee

   Frank S. Bayley -- 1939       2003   Retired                                             Badgley
   Trustee                              Formerly: Partner, law firm of Baker &              Funds,
                                        McKenzie                                            Inc.
                                                                                            (registered
                                                                                            investment
                                                                                            company,
                                                                                            (2 portfolios))

   James T. Bunch -- 1942        2000   Founder, Green, Manning & Bunch Ltd.                None
   Trustee                              (investment banking firm); and Director, Policy
                                        Studies, Inc. and Van Gilder Insurance
                                        Corporation

   Albert R. Dowden -- 1941      2003   Director of a number of public and private          None
   Trustee                              business corporations, including the Boss Group,
                                        Ltd. (private investment and management);
                                        Cortland Trust, Inc. (Chairman) (registered
                                        Investment company (3 portfolios)); Annuity and
                                        Life Re (Holdings), Ltd. (insurance company);
                                        and CompuDyne Corporation (provider of
                                        products and services to the public security
                                        market) and Homeowners of America Holding
                                        Corporation (property casualty company)
                                        Formerly: Director, President and Chief
                                        Executive Officer, Volvo Group North America,
                                        Inc.; Senior Vice President, AB Volvo; Director
                                        of various affiliated Volvo companies; and
                                        Director Magellan Insurance Company

                                TRUSTEE
                                AND/OR
NAME, YEAR OF BIRTH AND         OFFICER                                                  OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      HELD BY TRUSTEE
------------------------------- ------- ------------------------------------------------ --------------------
  Jack M. Fields -- 1952         2003   Chief Executive Officer, Twenty First Century           Administaff ;
  Trustee                               Group, Inc. (government affairs company); and           and
                                        Owner, Dos Angelos Ranch, L.P.                          Discovery
                                                                                                Global
                                        Formerly: Chief Executive Officer, Texana               Education
                                        Timber LP (sustainable forestry company)                Fund (non-profit)

  Carl Frischling -- 1937        2003   Partner, law firm of Kramer Levin Naftalis and          Cortland
  Trustee                               Frankel LLP                                             Trust, Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company (3
                                                                                                portfolios))

  Prema Mathai-Davis -- 1950     2003   Formerly: Chief Executive Officer, YWCA of the          None
  Trustee                               USA

  Lewis F. Pennock -- 1942       2003   Partner, law firm of Pennock & Cooper                   None
  Trustee

  Ruth H. Quigley -- 1935        2003   Retired                                                 None
  Trustee

  Larry Soll -- 1942             1997   Retired                                                 None
  Trustee

  Raymond Stickel, Jr. - 1944    2005   Retired                                                 Director,
  Trustee                               Formerly: Partner, Deloitte & Touche                    MainStay
                                                                                                VP Series
                                                                                                Funds, Inc.
                                                                                                (21
                                                                                                portfolios)

  OTHER OFFICERS

  Russell C. Burk -- 1958        2005   Senior Vice President and Senior Officer of the         N/A
  Senior Vice President and             AIM Family of Funds(R)
  Senior Officer
                                        Formerly: Director of Compliance and Assistant
                                        General Counsel, ICON Advisers, Inc.; Financial
                                        Consultant, Merrill Lynch; General Counsel and
                                        Director of Compliance, ALPS Mutual Funds,
                                        Inc.

  Lisa O. Brinkley -- 1959       2004   Global Compliance Director, AMVESCAP PLC;               N/A
  Vice President                        and Vice President of the AIM Family of Funds(R)

                                        Formerly: Senior Vice President, A I M
                                        Management Group Inc. (financial services
                                        holding company); Senior Vice President and
                                        Chief Compliance Officer, A I M Advisors, Inc.
                                        and the AIM Family of Funds(R); Vice President
                                        and Chief Compliance Officer, A I M Capital
                                        Management, Inc. and A I M Distributors, Inc.;
                                        Vice President, AIM Investment Services, Inc.
                                        and Fund Management Company; and Senior
                                        Vice President and Compliance Director,
                                        Delaware Investments Family of Funds

                                           TRUSTEE
                                           AND/OR
NAME, YEAR OF BIRTH AND                    OFFICER                                                   OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST             SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      HELD BY TRUSTEE
-------------------------------            ------- ------------------------------------------------- --------------------
John M. Zerr -- 1962                        2006   Director, Senior Vice President, Secretary and            N/A
Senior Vice President, Chief Legal Officer         General Counsel, A I M Management Group Inc.
and Secretary                                      (financial services holding company) and A I M
                                                   Advisors, Inc.; Director and Vice President,
                                                   INVESCO Distributors, Inc.; Vice President,
                                                   A I M Capital Management, Inc., AIM
                                                   Investment Services, Inc., and Fund Management
                                                   Company; Senior Vice President, A I M
                                                   Distributors, Inc.; and Senior Vice President,
                                                   Chief Legal Officer and Secretary of the AIM
                                                   Family of Funds(R)

                                                   Formerly: Chief Operating Officer, Senior Vice
                                                   President, General Counsel, and Secretary,
                                                   Liberty Ridge Capital, Inc. (an investment
                                                   adviser); Vice President and Secretary, PBHG
                                                   Funds (an investment company); Vice President
                                                   and Secretary, PBHG Insurance Series Fund (an
                                                   investment company); General Counsel and
                                                   Secretary, Pilgrim Baxter Value Investors (an
                                                   investment adviser); Chief Operating Officer,
                                                   General Counsel and Secretary, Old Mutual
                                                   Investment Partners (a broker-dealer); General
                                                   Counsel and Secretary, Old Mutual Fund Services
                                                   (an administrator); General Counsel and
                                                   Secretary, Old Mutual Shareholder Services (a
                                                   shareholder servicing center); Executive Vice
                                                   President, General Counsel and Secretary, Old
                                                   Mutual Capital, Inc. (an investment adviser); and
                                                   Vice President and Secretary, Old Mutual
                                                   Advisors Funds (an investment company)

Kevin M. Carome -- 1956                     2003   Senior Vice President and General Counsel,                N/A
Vice President                                     AMVESCAP PLC; and Vice President of the
                                                   AIM Family of Funds(R)

                                                   Formerly: Director, General Counsel, and Vice
                                                   President Fund Management Company; Director,
                                                   Senior Vice President, Secretary and General
                                                   Counsel, A I M Management Group Inc.
                                                   (financial services holding company) and A I M
                                                   Advisors, Inc.; Director and Vice President,
                                                   INVESCO Distributors, Inc.; Senior Vice
                                                   President, A I M Distributors, Inc.; Vice
                                                   President, A I M Capital Management, Inc. and
                                                   AIM Investment Services, Inc.; Senior Vice
                                                   President, Chief Legal Officer and Secretary of
                                                   the AIM Family of Funds(R); and Senior Vice
                                                   President and General Counsel, Liberty Financial
                                                   Companies, Inc. and Liberty Funds Group, LLC

                                         TRUSTEE
                                         AND/OR
NAME, YEAR OF BIRTH AND                  OFFICER                                                  OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST           SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      HELD BY TRUSTEE
-------------------------------          ------- ------------------------------------------------ --------------------
Sidney M. Dilgren -- 1961                 2004   Vice President and Fund Treasurer,                       N/A
Vice President , Treasurer and Principal         A I M Advisors, Inc.; and Vice President,
Financial Officer                                Treasurer and Principal Financial Officer of the
                                                 AIM Family of Funds(R)

                                                 Formerly: Vice President, A I M Distributors,
                                                 Inc.; and Senior Vice President, AIM Investment
                                                 Services, Inc.

J. Philip Ferguson- 1945                  2005   Senior Vice President and Chief Investment               N/A
Vice President                                   Officer, A I M Advisors, Inc.; Director,
                                                 Chairman, Chief Executive Officer, President and
                                                 Chief Investment Officer, A I M Capital
                                                 Management, Inc.; and Executive Vice President,
                                                 A I M Management Group Inc.

                                                 Formerly: Senior Vice President, AIM Private
                                                 Asset Management, Inc.; and Chief Equity
                                                 Officer, and Senior Investment Officer,
                                                 A I M Capital Management, Inc.

Karen Dunn Kelley -- 1960                 2003   Director of Cash Management, Managing                    N/A
Vice President                                   Director and Chief Cash Management Officer,
                                                 A I M Capital Management, Inc.; Director and
                                                 President, Fund Management Company; Vice
                                                 President, A I M Advisors, Inc. and Vice
                                                 President of the AIM Family of Funds(R)

                                TRUSTEE
                                AND/OR
NAME, YEAR OF BIRTH AND         OFFICER                                                  OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      HELD BY TRUSTEE
------------------------------- ------- ------------------------------------------------ --------------------
   Todd L. Spillane -- 1958      2006   Senior Vice President, A I M Management Group            N/A
   Chief Compliance Officer             Inc.; Senior Vice President and Chief Compliance
                                        Officer, A I M Advisors, Inc.; Chief Compliance
                                        Officer of the AIM Family of Funds(R); Vice
                                        President and Chief Compliance Officer, A I M
                                        Capital Management, Inc.; and Vice President,
                                        A I M Distributors, Inc., AIM Investment
                                        Services, Inc. and Fund Management Company
                                        Formerly: Global Head of Product Development,
                                        AIG-Global Investment Group, Inc.; Chief
                                        Compliance Officer and Deputy General Counsel,
                                        AIG-SunAmerica Asset Management, and Chief
                                        Compliance Officer, Chief Operating Officer and
                                        Deputy General Counsel, American General
                                        Investment Management

           TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2005



                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                    SECURITIES IN ALL REGISTERED
                                                                   INVESTMENT COMPANIES OVERSEEN
                                                                                 BY
                           DOLLAR RANGE OF EQUITY SECURITIES               TRUSTEE IN THE
NAME OF TRUSTEE                        PER FUND                        AIM FAMILY OF FUNDS(R)
---------------        ------------------------------------------ --------------------------------
Bob R. Baker           [AIM Leisure Fund Over $100,000]
                       [AIM Technology Fund Over $100,000]                 Over $100,000
Frank S. Bayley                          [-0-]                             Over $100,000
James T. Bunch         [AIM Energy Fund $1 - $10,000]                     Over $100,000/3/
                       [AIM Financial Services Fund $1 - $10,000]
                       [AIM Gold & Precious Metals Fund
                       $1 - $10,000]
                       [AIM Leisure Fund $50,001 - $100,000]
                       [AIM Technology Fund $10,001 - $50,000]
Bruce L. Crockett                        [-0-]                            Over $100,000/3/
Albert R. Dowden                         [-0-]                             Over $100,000
Edward K. Dunn, Jr./4/                   [-0-]                            Over $100,000/3/
Jack M. Fields                           [-0-]                            Over $100,000/3/
Carl Frischling                          [-0-]                            Over $100,000/3/
Robert H. Graham                         [-0-]                             Over $100,000
Prema Mathai-Davis                       [-0-]                            Over $100,000/3/
Lewis F. Pennock                         [-0-]                             Over $100,000
Ruth H. Quigley        [AIM Gold & Precious Metals Fund                  $50,001 - $100,000
                       $1 - $10,000]


--------

/3/ Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.
/4/  Mr. Dunn retired effective March 31, 2006.

                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                                               SECURITIES IN ALL REGISTERED
                                                                              INVESTMENT COMPANIES OVERSEEN
                                                                                            BY
                                 DOLLAR RANGE OF EQUITY SECURITIES                    TRUSTEE IN THE
NAME OF TRUSTEE                              PER FUND                             AIM FAMILY OF FUNDS(R)
---------------         ---------------------------------------------------- --------------------------------
Larry Soll              [AIM Energy Fund Over $100,000]                              Over $100,000/3/

                        [AIM Financial Services Fund $10,001 - $50,000]

                        [AIM Gold & Precious Metals Fund $50,001 - $100,000]

                        [AIM Leisure Fund $50,001 - $100,000]

                        [AIM Technology Fund $50,001 - $100,000]

                        [AIM Utilities Fund $1 - $10,000]
Raymond Stickel, Jr./5/                        [-0-]                                 Over $100,000
Mark H. Williamson      [AIM Financial Services Fund $10,001 - $50,000]              Over $100,000

                        [AIM Technology Fund $1 - $10,000]

--------

/5 /Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

                                  APPENDIX E
                          TRUSTEE COMPENSATION TABLE


Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005:



                                             RETIREMENT      ESTIMATED        TOTAL
                                AGGREGATE     BENEFITS         ANNUAL      COMPENSATION
                               COMPENSATION    ACCRUED        BENEFITS       FROM ALL
                                 FROM THE      BY ALL           UPON           AIM
TRUSTEE                         TRUST/(1)/  AIM FUNDS/(2)/ RETIREMENT/(3)/  FUNDS/(4)/
-------                        ------------ -------------  --------------  ------------
Bob R. Baker                       $--        $200,136        $162,313       $213,750

Frank S. Bayley                                132,526         120,000        229,000

James T. Bunch                                 162,930         120,000        198,500

Bruce L. Crockett                               83,764         120,000        359,000

Albert R. Dowden                               112,024         120,000        229,000

Edward K. Dunn, Jr./(5)/                       141,485         120,000        229,000

Jack M. Fields                                  59,915         120,000        185,000

Carl Frischling/(6)/                            59,042         120,000        195,250

Gerald J. Lewis/(5)/                           162,930         114,375        198,500

Prema Mathai-Davis                              69,131         120,000        213,750

Lewis F. Pennock                                86,670         120,000        198,500

Ruth H. Quigley                                154,658         120,000        213,750

Larry Soll                                     201,483         138,990        198,500

Raymond Stickel, Jr./(7)/                           --         120,000         54,000

--------

/(1)/ Amounts shown are based upon the fiscal year ended March 31, 2006. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended March 31, 2006 including earnings was $ ______.
/(2)/ During the fiscal year ended March 31, 2006, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $
      ______.
/(3)/ These amounts represent the estimated annual benefits payable by the AIM
      Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.
/(4)/ All trustees currently serve as trustees of 18 registered investment companies advised by AIM.
/(5)/ Mr. Dunn and Mr. Lewis retired effective March 31, 2006 and December 31,
      2005, respectively.
/(6)/ During the fiscal year ended March 31, 2006, the Trust paid $ ______ in legal fees to Kramer, Levin, Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust.
      Mr. Frischling is a partner of such firm.
/(7)/ Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                  APPENDIX F

                         PROXY POLICIES AND PROCEDURES
                         (AS AMENDED OCTOBER 1, 2005)

A. PROXY POLICIES

   Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.


       I.  BOARDS OF DIRECTORS


           A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

           There are some actions by directors that should result in votes being withheld. These instances include directors who:

           . Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or 9b) sit on a board where the majority of the board is not independent;

           . Attend less than 75 percent of the board and committee meetings without a valid excuse;

           . It is not clear that the director will be able to fulfill his function;

           .   Implement or renew a dead-hand or modified dead-hand poison pill;

           . Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

           . Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

           . Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

           Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

           . Long-term financial performance of the target company relative to its industry;

           .   Management's track record;

           .   Portfolio manager's assessment;

           .   Qualifications of director nominees (both slates);

           . Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

           .   Background to the proxy contest.

       II. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

           A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

           . It is not clear that the auditors will be able to fulfill their function;

           . There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

           . The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

       III.COMPENSATION PROGRAMS

           Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

           . We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

           . We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

           . We will vote against plans that have any of the following structural features: ability to reprice underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

           . We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

           . We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

       IV. CORPORATE MATTERS

           We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case-by-case basis, considering the impact of the change on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

           . We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospectus for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

           . We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

           . We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

           . We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

       V.  SHAREHOLDER PROPOSALS

           Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

           . We will generally abstain from shareholder social and environmental proposals.

           . We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

           . We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

           . We will generally vote for proposals to lower barriers to shareholder action.

           . We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

       VI. OTHER

           . We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

           . We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

           . We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interests of advisory clients.

           AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B. PROXY COMMITTEE PROCEDURES

   The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

   The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

   AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Fund's Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

   In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
   Trustees:

    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.
    2. AIM will not publicly announce its voting intentions and the reasons therefore.
    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.
    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence of control management.

C. BUSINESS/DISASTER RECOVERY

   If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such sub-committee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D. RESTRICTIONS AFFECTING VOTING

   If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E. CONFLICTS OF INTEREST

   The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

   If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

   If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F. FUND OF FUNDS

   When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G. CONFLICT IN THESE POLICIES

   If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Funds' Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                  APPENDIX G

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of July 3, 2006.


AIM ENERGY FUND


                                     INVESTOR                                   INSTITUTIONAL
                                      CLASS     CLASS A    CLASS B    CLASS C       CLASS
                                      SHARES     SHARES     SHARES     SHARES      SHARES
                                    ---------- ---------- ---------- ---------- -------------
                                    PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF PRINCIPAL        OWNED OF   OWNED OF   OWNED OF   OWNED OF    OWNED OF
HOLDER                                RECORD     RECORD     RECORD     RECORD      RECORD
-----------------------------       ---------- ---------- ---------- ---------- -------------
Charles Schwab & Co. Inc...........     %          %          --         --          --
Special Custody Acct for the
  Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.,
San Francisco, CA 94104-4122

Citigroup Global Markets House          --         --         %          %           --
  Account..........................
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street
New York, NY 10001-2402
Merrill Lynch......................     --         %          %          %           --
4800 Deer Lake Dr East
Jacksonville FL, 32246-6484
Nat'l Financial Services Corp......     %          --         --         --          --
The Exclusive Benefit of Customers
One World Financial Center
200 Liberty St. 5th Floor
Attn: Kate - Recon
New York, NY 10281

                           INVESTOR                                   INSTITUTIONAL
                            CLASS     CLASS A    CLASS B    CLASS C       CLASS
                            SHARES     SHARES     SHARES     SHARES      SHARES
                          ---------- ---------- ---------- ---------- -------------
                          PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE  PERCENTAGE
NAME AND ADDRESS OF        OWNED OF   OWNED OF   OWNED OF   OWNED OF    OWNED OF
PRINCIPAL HOLDER            RECORD     RECORD     RECORD     RECORD      RECORD
-------------------       ---------- ---------- ---------- ---------- -------------
Nationwide Trust Company.     %          --         --         --          --
C/O IPO Portfolio Account
P.O. Box 182029
Columbus, OH 43218-2029


AIM FINANCIAL SERVICES FUND


                                     INVESTOR
                                      CLASS     CLASS A    CLASS B    CLASS C
                                      SHARES     SHARES     SHARES     SHARES
                                    ---------- ---------- ---------- ----------
                                    PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF PRINCIPAL        OWNED OF   OWNED OF   OWNED OF   OWNED OF
HOLDER                                RECORD     RECORD     RECORD     RECORD
-----------------------------       ---------- ---------- ---------- ----------
Charles Schwab & Co. Inc...........     %          --         --         --
Special Custody Acct for the
  Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.,
San Francisco, CA 94104-4122

Citigroup Global Markets House          --         --         %          %
  Account..........................
Attn: Cindy Tempesta 7th Floor
333 West 34th Street
New York NY 10001-2402

Merrill Lynch......................     --         %          %          %
4800 Deer Lake Dr. East
Jacksonville, FL 32246-6484

                                                    INVESTOR
                                                     CLASS     CLASS A    CLASS B    CLASS C
                                                     SHARES     SHARES     SHARES     SHARES
                                                   ---------- ---------- ---------- ----------
                                                   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
                                                    OWNED OF   OWNED OF   OWNED OF   OWNED OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                 RECORD     RECORD     RECORD     RECORD
------------------------------------               ---------- ---------- ---------- ----------
Nat'l Financial Services Corp.....................     %          --         --         --
The Exclusive Benefit of Cust.
One World Financial Center
200 Liberty St. 5th Floor
Attn: Kate - Recon
New York, NY 10281-5503


AIM GOLD & PRECIOUS METALS FUND


                                     INVESTOR
                                      CLASS     CLASS A    CLASS B    CLASS C
                                      SHARES     SHARES     SHARES     SHARES
                                    ---------- ---------- ---------- ----------
                                    PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF PRINCIPAL        OWNED OF   OWNED OF   OWNED OF   OWNED OF
HOLDER                                RECORD     RECORD     RECORD     RECORD
-----------------------------       ---------- ---------- ---------- ----------
Charles Schwab & Co. Inc...........     %          --         --         --
Special Custody Acct for the
  Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.,
San Francisco, CA 94104-4122

Citigroup Global Markets House          --         --         --         %
  Account..........................
Attn: Cindy Tempesta 7th Floor
333 West 34th Street
New York NY 10001-2402

FTC & Co...........................     --         %          --         --
Datalynx
P.O. Box 173 736
Denver, Co. 80217-3736

Merrill Lynch......................     --         --         --         %
4800 Deer Lake Drive East
Jacksonville, FL
32246-6484

                                     INVESTOR
                                      CLASS     CLASS A    CLASS B    CLASS C
                                      SHARES     SHARES     SHARES     SHARES
                                    ---------- ---------- ---------- ----------
                                    PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF PRINCIPAL        OWNED OF   OWNED OF   OWNED OF   OWNED OF
HOLDER                                RECORD     RECORD     RECORD     RECORD
-----------------------------       ---------- ---------- ---------- ----------
Morgan Stanley DW..................     --         --          %         --
Attn: Mutual Fund Operations
3 Harborside PL FL 6
Jersey City, NJ
07311-3907

UBS Financial Services Inc.........     --          %         --         --
FBO UBS-Finsvc Cust FBO
John Avildsen
P.O. Box 3321
1000 Harbor Blvd
Weehawken, NJ 07086-6761


AIM LEISURE FUND


                                     INVESTOR
                                      CLASS     CLASS A    CLASS B    CLASS C    CLASS R
                                      SHARES     SHARES     SHARES     SHARES     SHARES
                                    ---------- ---------- ---------- ---------- ----------
                                    PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF PRINCIPAL        OWNED OF   OWNED OF   OWNED OF   OWNED OF   OWNED OF
HOLDER                                RECORD     RECORD     RECORD     RECORD     RECORD
-----------------------------       ---------- ---------- ---------- ---------- ----------
A I M Advisors, Inc................     --         --         --         --          %
Attn: Corporate Controller
11 E Greenway Plaza Ste 1919
Houston, TX 77046-1103

Charles Schwab & Co. Inc...........      %          %         --         --         --
Special Custody Acct for the
  Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.,
San Francisco, CA 94104-4122

Citigroup Global Market House           --         --          %         --         --
  Account..........................
Attn: Cindy Tempesta 7th Floor
333 W 34th St.
New York, NY 10001-2402

                                      INVESTOR
                                       CLASS     CLASS A    CLASS B    CLASS C    CLASS R
                                       SHARES     SHARES     SHARES     SHARES     SHARES
                                     ---------- ---------- ---------- ---------- ----------
                                     PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
                                      OWNED OF   OWNED OF   OWNED OF   OWNED OF   OWNED OF
NAME AND ADDRESS OF PRINCIPAL HOLDER   RECORD     RECORD     RECORD     RECORD     RECORD
------------------------------------ ---------- ---------- ---------- ---------- ----------

   Delaware Charter.................     --         %          --         --         --
   Guarantee & Trust
   FBO Principal Financial
   Group OMNIBUS
   Qualified
   711 High St.
   Des Moines, IA 50392-0001

   Merrill Lynch....................     --         --         --         %          --
   4800 Deer Lake Dr East
   Jacksonville FL 32246-6484

   Morgan Stanley DW................     --         --         %          --         --
   Attn: Mutual Fund Operations
   3 Harborside PL FL 6
   Jersey City, NJ 07311-3907

   Nat'l Financial Services Corp....     %          --         --         --         --
   The Exclusive Benefit of Cust....
   One World Financial Center
   200 Liberty St. 5th Floor
   Attn: Kate - Recon
   New York, NY 10281

AIM TECHNOLOGY FUND


                                                        INVESTOR                                   INSTITUTIONAL
                                                         CLASS     CLASS A    CLASS B    CLASS C       CLASS
                                                         SHARES     SHARES     SHARES     SHARES      SHARES
                                                       ---------- ---------- ---------- ---------- -------------
                                                       PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE  PERCENTAGE
                                                        OWNED OF   OWNED OF   OWNED OF   OWNED OF    OWNED OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                     RECORD     RECORD     RECORD     RECORD      RECORD
------------------------------------                   ---------- ---------- ---------- ---------- -------------
A I M Advisors Inc....................................     --         --         --         --          %
Attn: Corporate Controller
11 Greenway Plaza, Suite 1919
Houston, TX 77046-1103

Charles Schwab & Co. Inc..............................     %          --         --         --          --
Special Custody For the Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.,
San Francisco, CA 94104-4122

Citigroup Global Markets House Acct...................     --         %          %          --          --
Attn: Cindy Tempesta 7th Floor
333 West 34th Street
New York NY 10001-2402

Nat'l Financial Services Corp.........................     %          --         --         --          --
The Exclusive Benefit of Cust.
One World Financial Center
200 Liberty St. 5th Floor
Attn: Kate - Recon
New York, NY 10281-5503

Transamerica Life Ins & Annuity Co....................     --         %          --         --          --
Attn: Daisy Lo
Retirement Services-Separate Acct.
P. O. Box 30368
Los Angeles, CA 90030-0368

AIM UTILITIES FUND


                                                        INVESTOR                                   INSTITUTIONAL
                                                         CLASS     CLASS A    CLASS B    CLASS C       CLASS
                                                         SHARES     SHARES     SHARES     SHARES      SHARES
                                                       ---------- ---------- ---------- ---------- -------------
                                                       PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE  PERCENTAGE
                                                        OWNED OF   OWNED OF   OWNED OF   OWNED OF    OWNED OF
NAME AND ADDRESS OF PRINCIPAL HOLDER                     RECORD     RECORD     RECORD     RECORD      RECORD
------------------------------------                   ---------- ---------- ---------- ---------- -------------
A I M Advisors, Inc...................................     --         --         --         --          %
Attn: Corporate Controller
11 E Greenway Plaza Ste 1919
Houston, TX 77046-1103

AIM Income Allocation Fund............................     --         --         --         --          %
Attn: Corporate Controller
11 E Greenway Plaza Ste 1919
Houston, TX 77046-1103

Charles Schwab & Co. Inc..............................     %          --         --         --          --
Special Custody For the Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

Merrill Lynch.........................................     --         --         %          %           --
Attn: Fund Administration
4800 Deer Lake Dr East
Jacksonville FL 32246

FIIOC Agent...........................................     %          --         --         --          --
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987






MANAGEMENT OWNERSHIP


As of July 3, 2006, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of each Fund.

                                  APPENDIX H

     CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS

1st Global Capital Corporation
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
Advantage Capital Corporation
Advest, Inc.
Allstate Life Insurance Company
American General Securities, Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services, Inc.
Amsouth Investment Services, Inc.
Associated Investment Services
Associated Securities Corporation
B N Y Investment Center Inc.
Banc One Securities Corporation
Bank of Oklahoma N.A.
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Capital Analysts, Inc.
Charles Schwab & Company, Inc.
Chase Investment Services Corporation
CitiCorp Investment Services
Citigroup Global Markets, Inc.
Citistreet Equities LLC
City National Bank
Comerica Bank
Comerica Securities, Inc.
Commonwealth Financial Network
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
Equity Services, Inc.
Fidelity Brokerage Services, LLC
Fidelity Institutional Operations Company, Inc.
Financial Network Investment Corporation
Fintegra Financial Solutions
Frost Brokerage Services, Inc.
FSC Securities Corporation
Great West Life & Annuity Company
Guardian Insurance & Annuity Company, Inc.
H & R Block Financial Advisors, Inc.
H Beck, Inc.
H. D. Vest Investment Securities, Inc.
Hibernia Investments LLC
Hilliard Lyons, Inc.
Hornor Townsend & Kent, Inc.
HSBC Brokerage, Inc.
Infinex Investments, Inc.
ING Financial Partners, Inc.
ING USA Annuity and Life Insurance Company
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investment Centers of America, Inc.
Investments By Planners, Inc.
Investors Capital Corporation
Jefferson Pilot Securities Corporation
Lasalle Street Securities LLC
Legg Mason Wood Walker, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, Inc.
Linsco/Private Ledger Corporation
M & I Brokerage Services, Inc.
M & T Securities, Inc.
M M L Investors Services, Inc.
Manulife Wood Logan, Inc.
McDonald Investments, Inc.
Mellon Bank, N.A.
Merrill Lynch & Company, Inc.
Merrill Lynch Life Insurance Company
Metlife Securities, Inc.
Money Concepts Capital Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley DW Inc.
Morningstar, Inc.
Multi-Financial Securities Corporation
Mutual Service Corporation
N F P Securities, Inc.
NatCity Investments, Inc.
National Planning Corporation
Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation
Nationwide Life and Annuity Company of America
Nationwide Life and Annuity Insurance Company of America
Nationwide Life Insurance Company
New England Securities Corporation
Next Financial Group, Inc.
Northwestern Mutual Investment Services
NYLIFE Distributors, LLC
Oppenheimer & Company, Inc.
Pershing LLC
PFS Investments, Inc.
Piper Jaffray & Company
Popular Securities, Inc.
Prime Capital Services, Inc.
Primevest Financial Services, Inc.
Proequities, Inc.
R B C Centura Securities, Inc.
R B C Dain Rauscher, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
Royal Alliance Associates, Inc.
S I I Investments, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Benefit Life Insurance Company
Sentra Securities Corporation
Sigma Financial Corporation
Signator Investors, Inc.
Spelman & Company, Inc.
State Farm VP Management Corp
Stifel Nicolaus & Company, Inc.
SunAmerica Securities, Inc.
Sungard Investment Products, Inc.
SunTrust Bank, Central Florida, N.A.
TD Waterhouse Investor Services, Inc.
Terra Securities Corporation
TFS Securities, Inc.
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Transamerica Life Insurance & Annuity Company
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
United Planner Financial Service
USAllianz Securities, Inc.
UVEST Financial Services, Inc.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
Wachovia Securities, LLC
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Webster Investments Service Inc.
Wells Fargo Bank, N.A.
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.
X C U Capital Corporation, Inc.

                                 APPENDIX I-1
                   PENDING LITIGATION ALLEGING MARKET TIMING

   The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of April 19, 2006 (with the exception of the Sayegh lawsuit discussed below).

   RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

   MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT

   ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

   RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on
   November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

   L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

   RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY

   GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO
   GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
   Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
   Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

   STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
   P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE

   MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on
   December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the

   Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action
   No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

   PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

   LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND,

   INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on
   January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action
   No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY

   GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

   SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

   CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

   HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action
   No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of
   Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

   CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

   ANNE G. PERENTESIS (WIDOW) V. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs ad expenses.

Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

   RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL
   K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864;
   No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act;

   Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder;
   Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

   CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES
   T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS;
   No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
   Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

   MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September

   29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and
   406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative (Essenmacher) and class action (Lepera) lawsuits. The MDL Court dismissed all derivative causes of action in the Essenmacher lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the Lepera class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under
Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. Defendants filed their Original Answer in the class action (Lepera) lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative (Essenmacher) lawsuit.

On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA (Calderon) lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA (S) 502(a)(2); (ii) plaintiff lacks standing under ERISA
(S) 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that the defendants engaged in prohibited transactions and/or misrepresentation;
(ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP defendants. Plaintiffs indicated that they intend to amend their complaint in light of this order. Defendants will have 30 days after such amendment to answer or otherwise respond.

                                 APPENDIX I-2
         PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE
                                    PRICING

The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of April 19, 2006.

   T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated,
   v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by Plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss Plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion. Plaintiffs have filed a Notice of Appeal. On September 2, 2005, the Court combined the nine cases on this subject matter, including the case against AIM.

   JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                 APPENDIX I-3
    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of April 19, 2006

All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed. On December 8, 2005, the Court granted Plaintiffs' Motion for Leave to File a Second Amended Consolidated Complaint. The result of the Court's order is to remove certain plaintiffs from the suit, remove certain claims by other plaintiffs relating to certain funds and bring in additional plaintiffs' claims relating to additional funds. On December 29, 2005, Defendants filed a Notice of Tag-Along case in the MDL Court regarding this matter due to the extensive allegations of market timing contained in Plaintiffs' Second Amended Consolidated Complaint. On February 1, 2006, the MDL Court issued a Conditional Transfer Order transferring the Berdat lawsuit to the MDL Court. Plaintiffs filed a Notice of Opposition to this Conditional Transfer Order on February 17, 2006. The parties have completed briefing this issue for the MDL Court's consideration and final decision, which consideration is scheduled without oral argument on May 25, 2006.

   RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

   DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

   FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
   J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                 APPENDIX I-4
       PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of April 19, 2006.

By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, Plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG. On December 16, 2005, Defendants filed their Motions to Dismiss these claims. Defendants' Motion to Dismiss has been fully briefed and argued and is pending a decision by the Court.

   JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND,

   INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action
   No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the

   Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty.
   The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
   V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
   H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S.

   BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS
   E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS
   S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM

   DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH

   FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                    PART C
                               OTHER INFORMATION

Item 23.     Exhibits
--------     --------------------------------------------------------------
 a       -   Amended and Restated Agreement and Declaration of
             Trust of AIM Sector Funds dated September 14, 2005. /(15)/

 b       -   Amended and Restated Bylaws of AIM Sector Funds
             adopted effective September 14, 2005./(15)/

 c       -   Provisions of instruments defining the rights of holders of
             Registrant's securities are contained in Articles II, VI, VII,
             VIII and IX of the Agreement and Declaration of Trust and Articles IV, V and VI of the Bylaws of the Registrant.

 d       -   (a) Master Investment Advisory Agreement dated
             November 25, 2003 between Registrant and
             A I M Advisors, Inc./(11)/

         - (b) Amendment No. 1, dated October 15, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. /(12)/

         -   (c) Amendment No. 2, dated July 18, 2005 to Master
             Investment Advisory Agreement between Registrant and A I M Advisors, Inc. /(14)/

 e (1)   -   (a) Amended and Restated Master Distribution Agreement
             (all Classes of Shares except Class B shares) dated
             August 18, 2003, between Registrant and A I M
             Distributors, Inc./(10)/

         -   (b) Amendment No. 1, dated October 29, 2003, to
             Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(10)/

         -   (c) Amendment No. 2, dated November 4, 2003, to
             Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(10)/

         -   (d) Amendment No. 3, dated November 20, 2003, to the
             Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(11)/

         -   (e) Amendment No. 4, dated November 24, 2003, to the
             Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(11)/

         -   (f) Amendment No. 5, dated November 25, 2003, to the
             Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(11)/

         -   (g) Amendment No. 6, dated January 6, 2004, to the
             Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(11)/

         -   (h) Amendment No. 7, dated March 31, 2004, to the
             Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(11)/

           -   (i) Amendment No. 8, dated April 30, 2004, to the
               Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc./(11)/

           - (j) Amendment No. 9, dated September 14, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

           - (k) Amendment No. 10, dated September 15, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

           - (l) Amendment No. 11, dated October 15, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

           - (m) Amendment No. 12, dated November 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

           - (n) Amendment No. 13, dated December 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

           - (o) Amendment No. 14, dated February 25, 2005, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

           -   (p) Amendment No. 15, dated March 15, 2005, to the
               Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

           -   (q) Amendment No. 16, dated April 29, 2005, to the
               Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

           -   (r) Amendment No. 17, dated July 13, 2005, to the
               Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(15)/

           -   (s) Amendment No. 18, dated July 18, 2005, to the
               Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(15)/

           -   (t) Amendment No. 19, dated October 22, 2005, to the
               Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 20003, between Registrant and A I M Distributors, Inc. /(15)/

           -   (u) Amendment No. 20, dated October 25, 2005, to the
               Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(15)/

           -   (v) Amendment No. 21, dated October 31, 2005, to the
               Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(15)/

    - (w) Amendment No. 22, dated January 31, 2006, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(16)/

    - (x) Amendment No. 23, dated March 27, 2006, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(16)/

    - (y) Amendment No. 24, dated March 31, 2006, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(16)/

    - (z) Amendment No. 25, dated April 10, 2006, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(16)/

    - (aa) - Amendment No. 26, dated April 14, 2006, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(16)/

(2) - (a) Amended and Restated Master Distribution Agreement dated August 18, 2003 (Class B shares), between Registrant and A I M Distributors, Inc./(10)/

    - (b) Amendment No. 1, dated October 1, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(10)/

    - (c) Amendment No. 2, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(10)/

    - (d) Amendment No. 3, dated November 3, 2003, to Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(10)/

    - (e) Amendment No. 4, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(10)/

    - (f) Amendment No. 5, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(11)/

    - (g) Amendment No. 6, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(11)/

    - (h) Amendment No. 7, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(11)/

    - (i) Amendment No. 8, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(11)/

      - (j) Amendment No. 9, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(11)/

      -   (k) Amendment No. 10, dated September 15, 2004, to the
          Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

      - (l) Amendment No. 11, dated October 15, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

      -   (m) Amendment No. 12, dated December 30, 2004, to the
          Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

      - (n) Amendment No. 13, dated March 15, 2005, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc./(12)/

      - (o) Amendment No. 14, dated April 29, 2005, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

      - (p) Amendment No. 15, dated July 18, 2005, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributions, Inc. /(13)/

      - (q) Amendment No. 16, dated October 31, 2005, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M
          Distributions, Inc. /(15)/

      - (r) Amendment No. 17, dated March 27, 2006, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M
          Distributions, Inc. /(16)/

      - (s) Amendment No. 18, dated March 31, 2006, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M
          Distributions, Inc. /(16)/

      - (t) Amendment No. 19, dated April 10, 2006, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributions, Inc. /(16)/

f (1) -   Retirement Plan for Independent Directors /(11)/

  (2) - Form of AIM Funds Director Deferred Compensation Agreement, as amended September 26, 2002. /(14)/

g     -   (a) Master Custodian Agreement between Registrant and State
          Street Bank and Trust dated May 8, 2001./(4)/

      -   (b) Amendment No. 1, dated May 10, 2002, to the Master
          Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001./(4)/

      - (c) Amendment No. 2, dated December 8, 2003, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001./(12)/

      - (d) Amendment No. 3, dated April 30, 2004, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001./(12)/

      - (e) Amendment No. 4, dated September 8, 2004, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001./(12)/

h (1) -   (a) Amended and Restated Transfer Agency and Service
          Agreement, dated July 1, 2005, between Registrant and AIM Investment Services, Inc./(16)/

      - (b) Second Amended and Restated Transfer Agency and Service Agreement, dated October 1, 2005, between Registrant and AIM Investment Services, Inc./(16)/

  (2) -   (a) Amended and Restated Master Administrative Services
          Agreement dated July 1, 2004, between Registrant and A I M Advisors, Inc./(12)/

      - (b) Amendment No. 1, dated October 15, 2004, to Amended and Restated Master Administrative Services Agreement./(12)/

      - (c) Amendment No. 2, dated December 2, 2004, to Amended and Restated Master Administrative Services Agreement./(12)/

      - (d) Amendment No. 3, dated July 18, 2005, to Amended and Restated Master Administrative Services Agreement. /(14)/

  (3) - (a) Memorandum of Agreement dated November 25, 2003, regarding securities lending between Registrant, with respect to all Funds and A I M Advisors, Inc./(11)/

      - (b) Memorandum of Agreement dated as of May 5, 2005 between Registrant and A I M Advisors, Inc. with respect to AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious
          Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund,
          AIM Technology Fund and AIM Utilities Fund. /(13)/

      - (c) Memorandum of Agreement dated as of July 1, 2005, between Registrant and A I M Advisors, Inc. with respect to AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious
          Metals Fund, AIM Leisure Fund, AIM Technology Fund and
          AIM Utilities Fund./(13)/

  (4) -   Second Amended and Restated Interfund Loan Agreement, dated
          April 30, 2004, between Registrant and A I M Advisers, Inc./(12)/

i     -   Legal Opinion - None

j     -   Consent of Ballard, Spahr, Andrews & Ingersoll, LLP. /(16)/

k     -   Financial Statements for the period ended March 31, 2006 are incorporated by reference to the Funds' annual report to shareholders contained in the Registrant's Form N-CSR filed on ______, 2006.

l     -   Not applicable.

m (1) - (a) Amended and Restated Master Distribution Plan dated July 1, 2004 (Investor Class shares) with respect to INVESCO
          Technology Fund./(11)/

    - (b) Amendment No. 1, dated October 15, 2004, to Amended and Restated Master Distribution Plan (Investor Class shares) with respect to AIM Technology Fund./(12)/

    -   (c) Amendment No. 2, dated April 29, 2005, to Amended and
        Restated Master Distribution Plan (Investor Class shares) with respect to AIM Technology Fund./(12)/

    -   (d) Amendment No. 3, dated July 18, 2005, to Amended and
        Restated Master Distribution Plan (Investor Class shares) with respect to AIM Technology Fund./(13)/

    - (e) Master Related Agreement to Amended and Restated Master Distribution Plan (Investor Class Shares) with respect to AIM Technology Fund. /(14)/

(2) - (a) Amended and Restated Master Distribution Plan dated July 1, 2004 (Investor Class shares) with respect to INVESCO Energy Fund, INVESCO Financial Services Fund, INVESCO Gold &
        Precious Metals Fund, INVESCO Health Sciences Fund,
        INVESCO Leisure Fund and INVESCO Utilities Fund./(11)/

    - (b) Amendment No. 1, dated October 15, 2004, to Amended and Restated Master Distribution Plan (Investor Class shares) with respect to AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM Utilities Fund./(12)/

    - (c) Amendment No. 2, dated November 30, 2004, to Amended and Restated Master Distribution Plan (Investor Class shares) with respect to AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM Utilities Fund./(12)/

    - (d) Amendment No. 3, dated April 29, 2005, to Amended and Restated Master Distribution Plan dated July 1, 2004 (Investor Class shares) with respect to AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM Utilities Fund./(12)/

    - (e) Amendment No. 4, dated July 18, 2005, to the Amended and Restated Master Distribution Plan dated July 1, 2004 (Investor Class shares) with respect to the AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Funds, AIM Leisure Fund and AIM Utilities Funds. /(13)/

    - (f) Master Related Agreement to Amended and Restated Master Distribution Plan (Investor Class Shares) with respect to AIM Energy Fund, AIM Financial Services Funds, AIM Gold &
        Precious Metals Funds, AIM Health Sciences Funds, AIM Leisure Funds and AIM Utilities Fund. /(14)/

(3) - (a) Amended and Restated Master Distribution Plan (Class A shares) effective as of August 18, 2003./(10)/

    - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A shares)./(10)/

    -   (c) Amendment No. 2, dated November 4, 2003, to the
        Registrant's Amended and Restated Master Distribution Plan (Class A shares)./(10)/

    - (d) Amendment No. 3, dated November 20, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares)./(11)/

    - (e) Amendment No. 4, dated November 24, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares)./(11)/

    - (f) Amendment No. 5, dated November 25, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares)./(11)/

    - (g) Amendment No. 6, dated March 31, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares)./(11)/

    - (h) Amendment No. 7, dated April 30, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares)./(11)/

    - (i) Amendment No. 8, dated September 15, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares)./(12)/

    - (j) Amendment No. 9, dated October 15, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares)./(12)/

    - (k) Amendment No. 10, dated December 30, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares)./(12)/

    - (l) Amendment No. 11, dated January 1, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares)./(12)/

    - (m) Amendment No. 12, dated March 15, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares)./(12)/

    - (n) Amendment No. 13, dated April 29, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares)./(12)/

    - (o) Amendment No. 14, dated July 1, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares). /(13)/

    - (p) Amendment No. 15, dated July 18, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares). /(13)/

    -   (q) Amendment No. 16, dated October 31, 2005, to the
        Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(15)/

    - (r) Amendment No. 17, dated March 27, 2006, to the Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares). /(16)/

    - (s) Amendment No. 18, dated March 31, 2006, to the Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares). /(16)/

    - (t) Amendment No. 19, dated April 10, 2006, to the Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares). /(16)/

    - (u) Amendment No. 20, dated April 14, 2006, to the Registrant's Amended and Restated Master Distribution Plan (Class A
        Shares). /(16)/

    - (v) Master Related Agreement to Amended and Restated Master Distribution Plan (Class A Shares)./(14)/

(4) - (a) Amended and Restated Master Distribution Plan (Class B shares) (Securitization Feature), effective as of August 18, 2003./(10)/

    -   (b) Amendment No. 1, dated October 29, 2003, to the
        Registrant's Amended and Restated Master Distribution Plan (Class B shares) (Securitization Feature)./(10)/

    - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B shares) (Securitization Feature)./(10)/

    - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(11)/

    - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(11)/

    - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(11)/

    - (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(11)/

    - (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(11)/

    - (i) Amendment No. 8, dated September 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(12)/

    - (j) Amendment No. 9, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(12)/

    - (k) Amendment No. 10, dated December 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(12)/

    - (l) Amendment No. 11, dated March 15, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(12)/

    - (m) Amendment No. 12, dated April 29, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(12)/

    - (n) Amendment No. 13, dated July 18, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature). /(13)/

    - (o) Amendment No. 14, dated October 31, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(15)/

    - (p) Amendment No. 15, dated March 27, 2006, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(16)/

    - (q) Amendment No. 16, dated March 31, 2006, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(16)/

    - (r) Amendment No. 17, dated April 10, 2006, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)./(16)/

(5) - (a) Amended and Restated Master Distribution Plan (Class C shares), effective as of August 18, 2003./(10)/

    - (b) Amendment No. 1 dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C shares)./(10)/

    - (c) Amendment No. 2 dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C shares)./(10)/

    -   (d) Amendment No. 3, dated November 20, 2003, to the
        Registrant's Amended and Restated Master Distribution Plan (Class C Shares)./(11)/

    -   (e) Amendment No. 4, dated November 24, 2003, to the
        Registrant's Amended and Restated Master Distribution Plan (Class C Shares)./(11)/

    -   (f) Amendment No. 5, dated November 25, 2003, to the
        Registrant's Amended and Restated Master Distribution Plan (Class C Shares)./(11)/

    - (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C
        Shares)./(11)/

    - (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C
        Shares)./(11)/

    -   (i) Amendment No. 8, dated September 15, 2004, to the
        Registrant's Amended and Restated Master Distribution Plan (Class C Shares)./(12)/

    - (j) Amendment No. 9, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C
        Shares)./(12)/

    -   (k) Amendment No. 10, dated December 30, 2004, to the
        Registrant's Amended and Restated Master Distribution Plan (Class C Shares)./(12)/

    - (l) Amendment No. 11, dated March 15, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class C
        Shares)./(12)/

    - (m) Amendment No. 12, dated April 29, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class C
        Shares)./(12)/

    - (n) Amendment No. 13, dated July 18, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares). /(13)/

    -   (o) Amendment No. 14, dated October 31, 2005, to the
        Registrant's Amended and Restated Master Distribution Plan (Class C Shares). /(15)/

    - (p) Amendment No. 15, dated March 27, 2006, to the Registrant's Amended and Restated Master Distribution Plan (Class C
        Shares)./(16)/

    - (q) Amendment No. 16, dated March 31, 2006, to the Registrant's Amended and Restated Master Distribution Plan (Class C
        Shares)./(16)/

    - (r) Amendment No. 17, dated April 10, 2006, to the Registrant's Amended and Restated Master Distribution Plan (Class C
        Shares)./(16)/

    - (s) Amendment No. 18, dated April 14, 2006, to the Registrant's Amended and Restated Master Distribution Plan (Class C
        Shares)./(16)/

    - (t) Master Related Agreement to Amended and Restated Master Distribution Plan (Class C Shares)./(10)/

(6) - (a) Amended and Restated Master Distribution Plan (Class K shares), effective as of August 18, 2003./(10)/

    - (b) Amendment No. 1, dated October 1, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class K shares)./(10)/

    -   (c) Amendment No. 2, dated November 3, 2003, to the
        Registrant's Amended and Restated Master Distribution Plan (Class K shares)./(10)/

    -   (d) Amendment No. 3, dated November 20, 2003, to the
        Registrant's Amended and Restated Master Distribution Plan (Class K Shares)./(11)/

    -   (e) Amendment No. 4, dated November 24, 2003, to the
        Registrant's Amended and Restated Master Distribution Plan (Class K Shares)./(11)/

    -   (f) Amendment No. 5, dated November 25, 2003, to the
        Registrant's Amended and Restated Master Distribution Plan (Class K Shares)./(11)/

    - (g) Amendment No. 6, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class K
        Shares)./(12)/

    - (h) Amendment No. 7, dated July 18, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class K Shares). /(13)/

    - (i) Master Related Agreement to Amended and Restated Master Distribution Plan (Class K shares)./(10)/

(7) - (a) Amended and Restated Master Distribution Plan (Class R Shares), dated August 18, 2003 between Registrant (Class R Shares) and A I M Distributors, Inc./(14)/

    - (b) Amendment No. 1, dated November 4, 2003, to the Amended and Restated Master Distribution Plan (Class R Shares) between Registrant (Class R Shares) and A I M Distributors, Inc./(14)/

    - (c) Amendment No. 2, dated November 24, 2003, to the Amended and Restated Master Distribution Plan (Class R Shares) between Registrant (Class R Shares) and A I M Distributors, Inc./(14)/

    - (d) Amendment No. 3, dated November 25, 2003, to the Amended and Restated Master Distribution Plan (Class R Shares) between Registrant (Class R Shares) and A I M Distributors, Inc./(14)/

    - (e) Amendment No. 4, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc./(14)/

    - (f) Amendment No. 5, dated September 14, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc./(14)/

    - (g) Amendment No. 6, dated October 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc./(14)/

    - (h) Amendment No. 7, dated April 29, 2005, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc./(14)/

    - (i) Amendment No. 8, dated July 18, 2005, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc./(14)/

    - (j) Amendment No. 9, dated October 25, 2005, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc./(15)/

    - (k) Amendment No. 10, dated October 31, 2005, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc./(15)/

    - (l) Amendment No. 11, dated March 27, 2006, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc./(16)/

    - (m) Amendment No. 12, dated March 31, 2006, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc./(16)/

    - (n) Amendment No. 13, dated April 10, 2006, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc./(16)/

    - (o) Amendment No. 14, dated April 14, 2006, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc./(16)/

    - (p) Master Related Agreement to Amended and Restated Master Distribution Plan (Class R shares)./(14)/

n   -   Ninth Amended and Restated Multiple Class Plan of the AIM
        Family of Funds,(R) effective December 12, 2001, as further amended and restated December 6, 2005. /(16)/

o   -   Reserved.

p   -   AIM Funds, A I M Management Group, Inc. Code of Ethics,
        adopted May 1, 1981, as last amended effective January 1, 2006, relating to A I M Management Group Inc. and any of its subsidiaries./(16)/

q   -   Powers of Attorney for Baker, Bayley, Bunch, Crocket, Dowden,
        Fields, Frischling, Graham, Lewis, Mathai-Davis, Pennock,
        Quigley, Soll, Stickel and Williamson./(15)/

--------
(1) Previously filed with PEA No. 21 to the Registration Statement on December 24, 1997 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)

(2)  Previously filed with PEA No. 26 to the Registration Statement on
     January 24, 2000 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)
(3) Previously filed with PEA No. 27 to the Registration Statement on July 24, 2000 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)
(4) Previously filed with PEA No. 38 to the Registration Statement on July 15, 2003 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)
(5) Previously filed with the Registration Statement on Form N-14 of INVESCO Sector Funds, Inc. on August 13, 2003 and incorporated by reference herein.
(6) Previously filed with the Proxy Statement of INVESCO Sector Funds, Inc. on August 13, 2003 and incorporated by reference herein.
(7) Previously filed with PEA No. 38 to the Registration Statement on July 15, 2003 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date.)
(8) Previously filed with PEA No. 77 to the Registration Statement of AIM Equity Funds filed on July 7, 2003 and incorporated by reference herein.
(9)  Previously filed with PEA No. 39 to the Registration Statement on
     August 22, 2003 and incorporated by reference herein.
(10) Previously filed with PEA No. 41 to the Registration Statement on
     November 20, 2003 and incorporated by reference herein.
(11) Previously filed with PEA No. 42 to the Registration Statement on July 28, 2004 and incorporated by reference herein.
(12) Previously filed with PEA No. 43 to the Registration Statement on May 27, 2005 and incorporated by reference herein.
(13) Previously filed with PEA No. 44 to the Registration Statement on July 27, 2005 and incorporated by reference herein.
(14) Previously filed with PEA No. 45 to the Registration Statement on
     August 22, 2005 and incorporated by reference herein.

(15) Previously filed with PEA No. 46 to the Registration Statement on December 1, 2005 and incorporated by reference herein.
(16) Filed herewith electronically.


Item 24. Persons Controlled by or Under Common Control With the Fund

     No person is presently controlled by or under common control with the Trust.

Item 25. Indemnification

     The Registrant's Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and
     (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

     A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to$60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

     Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor

     The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor.

Item 27. Principal Underwriters

(a) A I M Distributors, Inc., the Registrant's principal underwriter, also act as principal underwriter to the following investment companies:


     AIM Core Allocation Portfolio Series

     AIM Counselor Series Trust
     AIM Equity Funds
     AIM Floating Rate Fund
     AIM Funds Group
     AIM Growth Series
     AIM International Mutual Funds
     AIM Investment Funds
     AIM Investment Securities Funds
     AIM Special Opportunities Funds
     AIM Stock Funds
     AIM Summit Fund
     AIM Tax-Exempt Funds
     AIM Treasurer's Series Trust (with respect to its Investor Class shares) AIM Variable Insurance Funds

(b)


Name and Principal          Position and Officers with            Positions and Offices
Business Address*                  Underwriter                       with Registrant
------------------     ------------------------------------ ----------------------------------
Gene L. Needles        Chairman, Director, President &      None
                       Chief Executive Officer

Philip A. Taylor       Director                             None

John S. Cooper         Executive Vice President             None

James E. Stueve        Executive Vice President             None

Michael A. Bredlau     Senior Vice President                None

John M. Zerr           Senior Vice President                Senior Vice President, Chief Legal
                                                            Officer and Secretary

Lawrence E. Manierre   Senior Vice President                None

Ivy B. McLemore        Senior Vice President                None

David J. Nardecchia    Senior Vice President                None

Margaret A. Vinson     Senior Vice President                None

Gary K. Wendler        Senior Vice President                None

Scott B. Widder        Senior Vice President                None

Ofelia M. Mayo         Vice President, General Counsel &    Assistant Secretary
                       Assistant Secretary

David A. Hartley       Treasurer                            None

Rebecca Starling-Klatt Chief Compliance Officer & Assistant None
                       Vice President

Kathleen J. Pflueger   Secretary                            Assistant Secretary

Lance A. Rejsek        Anti-Money Laundering Compliance     Anti-Money Laundering Compliance
                       Officer                              Officer

--------
*   11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c) Not applicable.

Item 28. Location of Accounts and Records

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 19/th/ of May, 2006.

                                              Registrant: AIM Sector Funds

                                              By: /s/ Robert H. Graham
                                                  ------------------------------
                                                  Robert H. Graham, President

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


      SIGNATURES                    TITLE                DATE
      ----------                    -----                ----

/s/ Robert H. Graham         Trustee & President       05/19/06
-----------------------      (Principal Executive
(Robert H. Graham)                 Officer)

/s/ Bob R. Baker*                  Trustee             05/19/06
-----------------------
(Bob R. Baker)

/s/ Frank S. Bayley*               Trustee             05/19/06
-----------------------
(Frank S. Bayley)

/s/ James T. Bunch*                Trustee             05/19/06
-----------------------
(James T. Bunch)

/s/ Bruce L. Crockett*         Chair & Trustee         05/19/06
-----------------------
(Bruce L. Crockett)

/s/ Albert R. Dowden*              Trustee             05/19/06
-----------------------
(Albert R. Dowden)

/s/ Jack M. Fields*                Trustee             05/19/06
-----------------------
(Jack M. Fields)

/s/ Carl Frischling*               Trustee             05/19/06
-----------------------
(Carl Frischling)

/s/ Prema Mathai-Davis*            Trustee             05/19/06
-----------------------
(Prema Mathai-Davis)

/s/ Lewis F. Pennock*              Trustee             05/19/06
-----------------------
(Lewis F. Pennock)

/s/ Ruth H. Quigley*               Trustee             05/19/06
-----------------------
(Ruth H. Quigley)

/s/ Larry Soll*                    Trustee             05/19/06
-----------------------
(Larry Soll)

/s/ Mark H. Williamson*   Trustee & Executive Vice     05/19/06
-----------------------           President
(Mark H. Williamson)

/s/ Sidney M. Dilgren    Vice President & Treasurer    05/19/06
-----------------------   (Principal Financial and
(Sidney M. Dilgren)          Accounting Officer)



*By /s/ Robert H. Graham                                05/19/06
    ----------------------------------
    Robert H. Graham
    Attorney-in-Fact

* Robert H. Graham, pursuant to powers of attorney filed in Registrant's Post-Effective Amendment No. 46 on December 1, 2005.

                                     INDEX


 e(1)(w)  -   Amendment No. 22, dated January 31, 2006, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between
              Registrant and A I M Distributors, Inc.

 e(1)(x)  -   Amendment No. 23, dated March 27, 2006, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between
              Registrant and A I M Distributors, Inc.

 e(1)(y)  -   Amendment No. 24, dated March 31, 2006, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between
              Registrant and A I M Distributors, Inc.

 e(1)(z)  -   Amendment No. 25, dated April 10, 2006, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between
              Registrant and A I M Distributors, Inc.

 e(1)(aa) -   Amendment No. 26, dated April 14, 2006, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares) dated August 18, 2003, between
              Registrant and A I M Distributors, Inc.

 e(2)(r)  -   Amendment No. 17, dated March 27, 2006, to the Amended and
              Restated Master Distribution Agreement (Class B shares) dated
              August 18, 2003, between Registrant and A I M Distributions,
              Inc.

 e(2)(s)  -   Amendment No. 18, dated March 31, 2006, to the Amended and
              Restated Master Distribution Agreement (Class B shares) dated
              August 18, 2003, between Registrant and A I M Distributions,
              Inc.

 e(2)(t)  -   Amendment No. 19, dated April 10, 2006, to the Amended and
              Restated Master Distribution Agreement (Class B shares) dated
              August 18, 2003, between Registrant and A I M Distributions,
              Inc.

 h(1)(a)  -   Amended and Restated Transfer Agency and Service Agreement,
              dated July 1, 2005, between Registrant and AIM Investment
              Services, Inc.

 h(1)(b)  -   Second Amended and Restated Transfer Agency and Service
              Agreement, dated October 1, 2005, between Registrant and AIM
              Investment Services, Inc.

    j     -   Consent of Ballard, Spahr, Andrews & Ingersoll, LLP

 m(3)(r)  -   Amendment No. 17, dated March 27, 2006, to the Registrant's
              Amended and Restated Master Distribution Plan (Class A Shares)

 m(3)(s)  -   Amendment No. 18, dated March 31, 2006, to the Registrant's
              Amended and Restated Master Distribution Plan (Class A Shares)
m(3)(t) -   Amendment No. 19, dated April 10, 2006, to the Registrant's
            Amended and Restated Master Distribution Plan (Class A Shares)

m(3)(u) -   Amendment No. 20, dated April 14, 2006, to the Registrant's
            Amended and Restated Master Distribution Plan (Class A Shares)

m(4)(p) -   Amendment No. 15, dated March 27, 2006, to the Registrant's
            Amended and Restated Master Distribution Plan (Class B Shares)
            (Securitization Feature)

m(4)(q) -   Amendment No. 16, dated March 31, 2006, to the Registrant's
            Amended and Restated Master Distribution Plan (Class B Shares)
            (Securitization Feature)

m(4)(r) -   Amendment No. 17, dated April 10, 2006, to the Registrant's
            Amended and Restated Master Distribution Plan (Class B Shares)
            (Securitization Feature)

m(5)(p) -   Amendment No. 15, dated March 27, 2006, to the Registrant's
            Amended and Restated Master Distribution Plan (Class C Shares)

m(5)(q) -   Amendment No. 16, dated March 31, 2006, to the Registrant's
            Amended and Restated Master Distribution Plan (Class C Shares)

m(5)(r) -   Amendment No. 17, dated April 10, 2006, to the Registrant's
            Amended and Restated Master Distribution Plan (Class C Shares)

m(5)(s) -   Amendment No. 18, dated April 14, 2006, to the Registrant's
            Amended and Restated Master Distribution Plan (Class C Shares)

m(7)(l) -   Amendment No. 11, dated March 27, 2006, to the Amended and
            Restated Master Distribution Plan between Registrant (Class R
            Shares) and A I M Distributors, Inc.

m(7)(m) -   Amendment No. 12, dated March 31, 2006, to the Amended and
            Restated Master Distribution Plan between Registrant (Class R
            Shares) and A I M Distributors, Inc.

m(7)(n) -   Amendment No. 13, dated April 10, 2006, to the Amended and
            Restated Master Distribution Plan between Registrant (Class R
            Shares) and A I M Distributors, Inc.

m(7)(o) -   Amendment No. 14, dated April 14, 2006, to the Amended and
            Restated Master Distribution Plan between Registrant (Class R
            Shares) and A I M Distributors, Inc.

n       -   Ninth Amended and Restated Multiple Class Plan of the AIM
            Family of Funds,(R) effective December 12, 2001, as further amended and restated December 6, 2005

p       -   AIM Funds, A I M Management Group, Inc. Code of Ethics,
            adopted May 1, 1981, as last amended effective January 1, 2006, relating to A I M Management Group Inc. and any of its subsidiaries